UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

American Beacon®
FUNDS

2017 SEMI-ANNUAL REPORT

April 30, 2017

LARGE CAP VALUE FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

LARGE CAP VALUE FUND

Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2017

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

In the weeks ahead of the U.S. presidential election on November 8, 2016, uncertainty about the outcome caused many investors to stay on the sidelines. Some investors questioned whether the election’s result would have negative consequences for their portfolios, although elections have rarely had a lasting effect on the market.

Following the election, the markets responded positively to aspects of the incoming administration’s proposed plans for economic growth; i.e., repatriating jobs from overseas, relaxing regulations, lowering taxes and increasing infrastructure spending. From Election Day 2016 to Inauguration Day 2017, the S&P 500 Index – a broad measure of the performance of large U.S. companies – climbed approximately 6%. During the administration’s first 100 days (Inauguration Day to April 30), the same market bellwether gained approximately 5%.

Then on March 15, 2017, as economists had anticipated, the Federal Reserve increased the federal funds rate by 0.25% to a range of 0.75% to 1.00%. It was the third increase since 2008. The Federal Open Market Committee’s confidence in the improving U.S. economy was previously exhibited in December 2016 and December 2015. Economists anticipate two additional increases in 2017.

For the six months ended April 30, 2017:

•	American Beacon Large Cap Value Fund (Investor Class) returned 14.17%.

For the same time period, benchmarks measuring the performance of large-cap domestic stocks underperformed the Fund’s Investor Class: The S&P 500 Index gained 13.32%, and the Russell 1000 Value Index returned 11.69%. However, the Dow Jones Industrial Average, which follows the performance of 30 significant stocks trading on the New York Stock Exchange and The NASDAQ Stock Market, gained 16.88%.

At American Beacon Advisors, we are proud to offer a broad range of domestic and global equity and fixed-income funds sub-advised by experienced asset managers who employ distinctive investment processes to manage assets through a variety of economic and market conditions. Together, we work diligently to help our shareholders meet their long-term financial goals.

Thank you for your continued interest in American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2017 (Unaudited)

The Investor Class of the American Beacon Large Cap Value Fund (the “Fund”) returned 14.17% for the six months ended April 30, 2017, outperforming the Russell 1000® Value Index (the “Index”) return of 11.69% for the same period.

Total Returns for the Period ended 4/30/17
	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
Institutional Class (1,7)	AADEX	14.34%	18.10%	6.53%	12.23%	5.44%
Y Class (1,2,7)	ABLYX	14.28%	18.01%	6.44%	12.14%	5.37%
Investor Class (1,7)	AAGPX	14.17%	17.68%	6.17%	11.84%	5.09%
Advisor Class (1,7)	AVASX	14.04%	17.49%	6.01%	11.68%	4.92%
A Class with sales charge (1,3,7)	ALVAX	7.52%	10.89%	4.05%	10.41%	4.40%
A Class without sales charge (1,3,7)	ALVAX	14.09%	17.64%	6.12%	11.73%	5.02%
C Class with sales charge (1,4,7)	ALVCX	12.70%	15.72%	5.31%	10.88%	4.48%
C Class without sales charge (1,4,7)	ALVCX	13.70%	16.72%	5.31%	10.88%	4.48%
R6 Class (1,5,7)	AALRX	14.30%	18.06%	6.52%	12.23%	5.44%

Russell 1000 Value Index (6)		11.69%	16.55%	8.26%	13.32%	5.53%

*	Not Annualized.

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.	Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 4/30/07 up to 8/3/09, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/07.

3.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/07 through 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/07. A Class shares have a maximum sales charge of 5.75%.

4.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/07 through 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/07. A portion of the fees charged to the C Class were waived from 2010 through 2012, partially recovered in 2013, and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012. C Class shares have a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.

5.	Fund performance for the 6 month, one-year, three-year, five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/07 through 2/28/17, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/07. A portion of the fees charged to the R6 Class of the Fund was waived since 2/28/17. Performance prior to waiving fees was lower than the actual returns shown.

6.	The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of the Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. One cannot directly invest in an index.

7.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, C, and R6 Class shares was 0.60%, 0.67%, 0.93%, 1.08%, 0.98%, 1.74%, and 0.58%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index as both stock selection and sector allocation added value relative to the Index for the six-month period.

2

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2017 (Unaudited)

The Fund’s investments in the Financials and Information Technology sectors contributed to most of the stock selection outperformance. In the Financials sector, Bank of America Corp. (up 44.6%) and Citigroup Inc. (up 21.4%) were the largest positive contributors. Positions in Micron Technology Inc. (up 62.1%), Ericsson (LM) Tel Sp. ADR (up 35.1%) and Corning Inc. (up 28.7%) helped the Fund’s returns in the Information Technology sector. The aforementioned good performance was somewhat offset by stock selection in the Consumer Discretionary sector. In this sector, Michael Kors Holdings Ltd. (down 28.0%) and Target Corp. (down 15.9%) hurt the Fund’s returns.

Sector allocation helped as a significant underweight to Real Estate – the second worst performing sector in the Index – and an underweight in Consumer Staples (up 4.2% and up 6.2%, respectively), added relative performance compared to the Index. The Fund’s overweight position in Consumer Discretionary (up 10.6%) somewhat muted relative outperformance from sector allocation.

The sub-advisors continue to invest in a broadly diversified portfolio of companies that they believe have attractive valuations and above-average earnings growth potential. This approach should allow the Fund to benefit over the longer term.

Top Ten Holdings (% Net Assets)
Citigroup, Inc.		3.8
JPMorgan Chase & Co.		2.9
Bank of America Corp.		2.8
Wells Fargo & Co.		2.3
BP PLC		2.2
American International Group, Inc.		2.1
Oracle Corp.		2.0
Microsoft Corp.		1.9
Anthem, Inc.		1.7
Medtronic PLC		1.7

Total Fund Holdings	205

Sector Allocation (% Equities)
Financials		27.5
Industrials		12.8
Information Technology		12.3
Health Care		12.3
Energy		10.7
Consumer Discretionary		9.3
Consumer Staples		6.3
Materials		4.7
Telecommunication Services		2.1
Utilities		1.9
Real Estate		0.1

3

American Beacon Large Cap Value FundSM

Expense Examples

April 30, 2017 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2016 through April 30, 2017.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Large Cap Value FundSM

Expense Examples

April 30, 2017 (Unaudited)

	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Expenses Paid During Period 11/1/2016-4/30/2017*
Institutional Class
Actual	$1,000.00	$1,143.40	$3.19
Hypothetical**	$1,000.00	$1,021.80	$3.01
Y Class
Actual	$1,000.00	$1,142.80	$3.56
Hypothetical**	$1,000.00	$1,021.50	$3.36
Investor Class
Actual	$1,000.00	$1,141.70	$4.89
Hypothetical**	$1,000.00	$1,020.20	$4.61
Advisor Class
Actual	$1,000.00	$1,140.40	$5.73
Hypothetical**	$1,000.00	$1,019.40	$5.41
A Class
Actual	$1,000.00	$1,140.90	$5.20
Hypothetical**	$1,000.00	$1,019.90	$4.91
C Class
Actual	$1,000.00	$1,137.00	$9.17
Hypothetical**	$1,000.00	$1,016.20	$8.65
R6 Class
Actual	$1,000.00	$1,143.00	$1.15
Hypothetical**	$1,000.00	$1,021.70	$3.16

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.60%, 0.67%, 0.92%, 1.08%, 0.98%, 1.73% and 0.63% for the Institutional, Y, Investor, Advisor, A, C and R6 Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

5

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.36%
Consumer Discretionary - 8.95%
Auto Components - 1.64%
Adient PLC	179,598	$13,211,229
Delphi Automotive PLC	146,468	11,776,027
Goodyear Tire & Rubber Co.	1,361,209	49,316,602
Magna International, Inc.	1,193,441	49,850,031

		124,153,889

Automobiles - 2.37%
Ford Motor Co.	1,626,452	18,655,404
General Motors Co.	3,170,105	109,812,437
Harley-Davidson, Inc.	204,486	11,616,850
Honda Motor Co., Ltd., ADR	340,272	9,901,915
Toyota Motor Corp., ADR	269,799	29,176,064

		179,162,670

Hotels, Restaurants & Leisure - 0.55%
Carnival Corp.	295,300	18,240,681
Norwegian Cruise Line Holdings Ltd.A	437,000	23,567,410

		41,808,091

Household Durables - 0.32%
DR Horton, Inc.	681,900	22,427,691
Newell Brands, Inc.	41,727	1,992,047

		24,419,738

Media - 2.39%
CBS Corp., Class B, NVR	504,903	33,606,344
Comcast Corp., Class A	1,231,043	48,244,575
Discovery Communications, Inc., Class AA B	1,460,944	42,045,968
Discovery Communications, Inc.A	426,400	11,930,672
Interpublic Group of Companies, Inc.	251,456	5,926,818
Omnicom Group, Inc.	312,621	25,672,436
Time Warner, Inc.	104,042	10,328,249
Walt Disney Co.	26,341	3,045,020

		180,800,082

Multiline Retail - 0.49%
Dollar General Corp.	295,900	21,514,889
Target Corp.	285,865	15,965,560

		37,480,449

Specialty Retail - 0.62%
Advance Auto Parts, Inc.	22,423	3,187,205
Bed Bath & Beyond, Inc.	516,806	20,026,233
Lowe’s Cos., Inc.	278,700	23,656,056

		46,869,494

Textiles, Apparel & Luxury Goods - 0.57%
Hanesbrands, Inc.B	1,106,744	24,138,087
Michael Kors Holdings Ltd.A	508,595	18,985,851

		43,123,938

Total Consumer Discretionary		677,818,351

Consumer Staples - 6.08%
Beverages - 0.26%
Diageo PLC, ADR	107,786	12,657,310
PepsiCo, Inc.	62,969	7,133,128

		19,790,438

See accompanying notes

6

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Consumer Staples - 6.08% (continued)
Food & Staples Retailing - 1.62%
CVS Health Corp.	1,256,080	$103,551,235
Wal-Mart Stores, Inc.	251,782	18,928,971

		122,480,206

Food Products - 0.93%
Archer-Daniels-Midland Co.	103,782	4,748,027
Bunge Ltd.	132,114	10,440,969
Danone S.A., ADRB	369,106	5,197,012
General Mills, Inc.	176,878	10,172,254
JM Smucker Co.	42,079	5,332,251
Kellogg Co.	183,895	13,056,545
Mead Johnson Nutrition Co.	26,664	2,365,630
Nestle S.A., ADR	248,863	19,162,202

		70,474,890

Household Products - 0.06%
Procter & Gamble Co.	52,060	4,546,400

Personal Products - 0.06%
Coty, Inc., Class A	263,113	4,696,567

Tobacco - 3.15%
Altria Group, Inc.	974,860	69,975,451
Imperial Brands PLC, ADRB	1,111,614	55,271,671
Philip Morris International, Inc.	1,022,402	113,323,038

		238,570,160

Total Consumer Staples		460,558,661

Energy - 10.30%
Energy Equipment & Services - 0.50%
Helmerich & Payne, Inc.	193,000	11,703,520
Oceaneering International, Inc.	452,900	11,952,031
Schlumberger Ltd.	199,053	14,449,257

		38,104,808

Oil, Gas & Consumable Fuels - 9.80%
Anadarko Petroleum Corp.	672,200	38,328,844
Apache Corp.	1,067,368	51,916,780
BP PLC, ADR	4,766,491	163,585,971
Canadian Natural Resources Ltd.	2,207,403	70,349,934
Chevron Corp.	657,383	70,142,766
Cobalt International Energy, Inc.A	3,450,365	1,349,438
ConocoPhillips	1,348,616	64,612,193
Devon Energy Corp.	860,766	33,991,649
EOG Resources, Inc.	118,089	10,923,232
Exxon Mobil Corp.	136,069	11,110,034
Hess Corp.	734,792	35,879,893
Kosmos Energy Ltd.A B	1,241,245	7,459,882
Marathon Oil Corp.	3,248,486	48,304,987
Murphy Oil Corp.	1,147,560	30,043,121
Occidental Petroleum Corp.	135,746	8,353,809
Phillips 66	814,804	64,825,806
Royal Dutch Shell PLC, Class A, ADR	593,722	30,986,351

		742,164,690

Total Energy		780,269,498

See accompanying notes

7

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Financials - 26.53%
Banks - 14.00%
Bank of America Corp.	9,107,598	$212,571,337
BNP Paribas S.A., ADRB	641,500	22,677,025
CIT Group, Inc.	234,100	10,841,171
Citigroup, Inc.	4,861,001	287,382,379
Citizens Financial Group	875,253	32,130,538
JPMorgan Chase & Co.	2,549,903	221,841,561
PNC Financial Services Group, Inc.	407,337	48,778,606
Popular, Inc.	633,600	26,554,176
US Bancorp	522,485	26,793,031
Wells Fargo & Co.	3,176,327	171,013,446

		1,060,583,270

Capital Markets - 4.43%
Bank of New York Mellon Corp.	494,686	23,279,923
BlackRock, Inc.	27,894	10,727,195
Blackstone Group MLP	1,989,048	61,342,240
Franklin Resources, Inc.	132,580	5,715,524
Goldman Sachs Group, Inc.	209,977	46,992,853
KKR & Co. MLP	4,585,408	87,031,044
Moody’s Corp.	59,491	7,038,975
Morgan Stanley	706,078	30,622,603
Nasdaq, Inc.	178,185	12,271,601
S&P Global, Inc.	19,926	2,673,870
State Street Corp.	539,463	45,260,946
T Rowe Price Group, Inc.	37,824	2,681,343

		335,638,117

Consumer Finance - 2.42%
American Express Co.	141,247	11,193,825
Capital One Financial Corp.	783,764	62,998,950
Navient Corp.	1,473,601	22,398,735
OneMain Holdings, Inc.A	517,600	12,070,432
Santander Consumer USA Holdings, Inc.A	1,588,747	20,240,637
SLM Corp.A	2,669,830	33,479,668
Synchrony Financial	752,487	20,919,139

		183,301,386

Diversified Financial Services - 0.71%
Berkshire Hathaway, Inc., Class BA	323,991	53,526,553

Insurance - 4.69%
Allstate Corp.	125,547	10,205,716
American International Group, Inc.	2,667,483	162,476,389
Aon PLC	166,614	19,967,022
Chubb Ltd.	172,584	23,687,154
MetLife, Inc.	597,202	30,941,036
Prudential Financial, Inc.	85,272	9,126,662
Travelers Companies, Inc.	441,943	53,766,785
XL Group Ltd.	1,084,993	45,406,957

		355,577,721

Mortgage Real Estate Investment Trusts (REITs) - 0.28%
Two Harbors Investment Corp.	2,108,394	21,062,856

Total Financials		2,009,689,903

See accompanying notes

8

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Health Care - 11.85%
Biotechnology - 1.01%
AbbVie, Inc.	287,484	$18,956,695
Biogen, Inc.A	63,700	17,276,077
Celgene Corp.A	148,500	18,421,425
Gilead Sciences, Inc.	319,600	21,908,580

		76,562,777

Health Care Equipment & Supplies - 2.22%
Abbott Laboratories	404,380	17,647,143
Danaher Corp.	157,084	13,089,810
Medtronic PLC	1,506,557	125,179,821
Zimmer Biomet Holdings, Inc.	102,167	12,224,282

		168,141,056

Health Care Providers & Services - 1.94%
Anthem, Inc.	703,731	125,186,707
Cigna Corp.	42,646	6,668,555
Express Scripts Holding Co.A	93,068	5,708,791
McKesson Corp.	53,452	7,391,877
UnitedHealth Group, Inc.	10,377	1,814,730

		146,770,660

Life Sciences Tools & Services - 0.19%
Thermo Fisher Scientific, Inc.	87,269	14,428,184

Pharmaceuticals - 6.49%
GlaxoSmithKline PLC, ADR	743,234	30,398,271
Horizon Pharma PLCA	1,467,292	22,566,951
Jazz Pharmaceuticals PLCA	97,668	15,556,559
Johnson & Johnson	846,816	104,556,372
Mallinckrodt PLCA	445,407	20,898,496
Merck & Co., Inc.	1,073,509	66,911,816
Mylan N.V.A	509,685	19,036,735
Novartis AG, ADR	34,778	2,678,949
Pfizer, Inc.	3,471,572	117,755,722
Roche Holding AG, ADR	79,517	2,600,047
Sanofi, ADR	1,878,045	88,831,528

		491,791,446

Total Health Care		897,694,123

Industrials - 12.36%
Aerospace & Defense - 2.77%
Boeing Co.	160,785	29,717,892
Embraer S.A., ADR	401,900	7,716,480
General Dynamics Corp.	114,436	22,176,552
Lockheed Martin Corp.	52,893	14,252,019
Northrop Grumman Corp.	51,816	12,744,663
Raytheon Co.	341,367	52,983,572
Rockwell Collins, Inc.	310,216	32,290,384
United Technologies Corp.	316,220	37,627,018

		209,508,580

Air Freight & Logistics - 0.23%
United Parcel Service, Inc., Class B	163,263	17,544,242

Airlines - 1.60%
American Airlines Group, Inc.	1,308,200	55,755,484
Delta Air Lines, Inc.	1,444,900	65,656,256

		121,411,740

See accompanying notes

9

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Industrials - 12.36% (continued)
Building Products - 1.56%
Johnson Controls International PLC	2,845,962	$118,306,640

Construction & Engineering - 0.62%
AECOMA	538,064	18,407,169
Chicago Bridge & Iron Co. N.V.	594,619	17,886,140
Fluor Corp.	211,900	10,874,708

		47,168,017

Electrical Equipment - 0.61%
Eaton Corp. PLC	607,320	45,937,685

Industrial Conglomerates - 2.14%
3M Co.	128,015	25,069,177
Honeywell International, Inc.	646,687	84,806,533
Koninklijke Philips N.V.	1,512,102	52,046,551

		161,922,261

Machinery - 1.75%
CNH Industrial N.V.	3,313,439	36,779,173
Cummins, Inc.	307,497	46,413,597
Illinois Tool Works, Inc.	74,281	10,257,463
Ingersoll-Rand PLC	81,505	7,233,569
PACCAR, Inc.	150,951	10,072,960
Parker-Hannifin Corp.	95,501	15,356,561
Stanley Black & Decker, Inc.	49,064	6,680,064

		132,793,387

Professional Services - 0.07%
Equifax, Inc.	40,049	5,419,030

Road & Rail - 0.21%
Canadian National Railway Co.	89,963	6,503,425
Union Pacific Corp.	81,564	9,131,906

		15,635,331

Trading Companies & Distributors - 0.80%
AerCap Holdings N.V.A	1,315,300	60,516,953

Total Industrials		936,163,866

Information Technology - 11.86%
Communications Equipment - 1.50%
Cisco Systems, Inc.	1,774,370	60,452,786
Telefonaktiebolaget LM Ericsson, Sponsored ADR	8,217,720	53,333,003

		113,785,789

Electronic Equipment, Instruments & Components - 1.46%
Corning, Inc.	2,132,240	61,515,124
IPG Photonics Corp.A	216,100	27,297,752
TE Connectivity Ltd.	277,900	21,501,123

		110,313,999

IT Services - 1.28%
Accenture PLC, Class A	248,023	30,085,190
Amdocs Ltd.	47,842	2,929,844
Cognizant Technology Solutions Corp., Class AA	75,369	4,539,475
DXC Technology Co.A	34,976	2,635,092
Fidelity National Information Services, Inc.	138,513	11,661,409

See accompanying notes

10

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Information Technology - 11.86% (continued)
IT Services - 1.28% (continued)
First Data Corp., Class AA	1,424,000	$22,242,880
Fiserv, Inc.A	47,868	5,702,994
International Business Machines Corp.	47,677	7,642,146
Teradata Corp.A	336,394	9,815,977

		97,255,007

Semiconductors & Semiconductor Equipment - 1.87%
Intel Corp.	585,656	21,171,464
Micron Technology, Inc.A	2,368,979	65,549,649
QUALCOMM, Inc.	590,608	31,739,274
Texas Instruments, Inc.	206,394	16,342,277
Versum Materials, Inc.	201,946	6,466,311

		141,268,975

Software - 3.89%
Microsoft Corp.	2,111,735	144,569,378
Oracle Corp.	3,339,170	150,129,083

		294,698,461

Technology Hardware, Storage & Peripherals - 1.86%
Apple, Inc.	257,800	37,032,970
Hewlett Packard Enterprise Co.	5,570,844	103,784,824

		140,817,794

Total Information Technology		898,140,025

Materials - 4.53%
Chemicals - 3.11%
Air Products & Chemicals, Inc.	454,392	63,842,076
Dow Chemical Co.	1,302,297	81,784,251
Eastman Chemical Co.	384,826	30,689,873
EI du Pont de Nemours & Co.	59,265	4,726,384
LyondellBasell Industries N.V., Class A	198,600	16,833,336
Monsanto Co.	40,565	4,730,285
PPG Industries, Inc.	217,502	23,890,420
Sherwin-Williams Co.	28,062	9,391,790

		235,888,415

Containers & Packaging - 0.76%
Crown Holdings, Inc.A	710,337	39,842,802
International Paper Co.	323,486	17,458,540

		57,301,342

Metals & Mining - 0.39%
Reliance Steel & Aluminum Co.	371,575	29,287,541

Paper & Forest Products - 0.27%
Louisiana-Pacific Corp.A	803,677	20,686,646

Total Materials		343,163,944

Real Estate - 0.06%
Equity Real Estate Investment Trusts (REITs) - 0.06%
Public Storage	23,094	4,835,422

See accompanying notes

11

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Telecommunication Services - 2.06%
Diversified Telecommunication Services - 1.51%
AT&T, Inc.	1,564,226	$61,990,276
Verizon Communications, Inc.	1,144,678	52,552,167

		114,542,443

Wireless Telecommunication Services - 0.55%
Vodafone Group PLC, Sponsored ADR	1,584,150	41,488,889

Total Telecommunication Services		156,031,332

Utilities - 1.78%
Electric Utilities - 0.76%
Duke Energy Corp.	155,116	12,797,070
Entergy Corp.	308,329	23,513,169
PPL Corp.	219,554	8,367,203
Southern Co.	185,399	9,232,870
Xcel Energy, Inc.	84,375	3,801,094

		57,711,406

Independent Power and Renewable Electricity Producers - 0.69%
Calpine Corp.A	5,118,778	52,211,536

Multi-Utilities - 0.33%
CenterPoint Energy, Inc.	864,462	24,663,101

Total Utilities		134,586,043

Total Common Stocks (Cost $5,840,873,819)		7,298,951,168

SHORT-TERM INVESTMENTS - 3.61% (Cost $273,494,437)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.69%C	273,494,437	273,494,437

SECURITIES LENDING COLLATERAL - 0.17% (Cost $13,168,514)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.69%C	13,168,514	13,168,514

TOTAL INVESTMENTS - 100.14% (Cost $6,127,536,770)		7,585,614,119
OTHER LIABILITIES, NET OF ASSETS - (0.14%)		(10,644,978)

TOTAL NET ASSETS - 100.00%		$7,574,969,141

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan at April 30, 2017.

C The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

MLP - Master Limited Partnership.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

Futures Contracts Open on April 30, 2017:
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	Long	2,184	June 2017	$259,950,600	$2,733,918

				$259,950,600	$2,733,918

See accompanying notes

12

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2017, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$7,298,951,168	$-	$-	$7,298,951,168
Short-Term Investments - Money Market Funds	273,494,437	-	-	273,494,437
Securities Lending Collateral Invested in Money Market Funds	13,168,514	-	-	13,168,514

Total Investments in Securities - Assets	$7,585,614,119	$-	$-	$7,585,614,119

Financial Derivative Instruments - Assets
Futures Contracts	$2,733,918	$-	$-	$2,733,918

Total Financial Derivative Instruments - Assets	$2,733,918	$-	$-	$2,733,918

U.S. GAAP also requires all transfers between any level to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2017, there were no transfers between levels.

See accompanying notes

13

American Beacon Large Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$7,298,951,168
Investments in affiliated securities, at fair value‡	286,662,951
Cash	4,617
Deposit with brokers for futures contracts	10,920,000
Dividends and interest receivable	9,930,007
Receivable for investments sold	12,367,860
Receivable for fund shares sold	4,530,218
Receivable for tax reclaims	646,461
Receivable for expense reimbursement (Note 2)	178
Prepaid expenses	134,318

Total assets	7,624,147,778

Liabilities:
Payable for investments purchased	13,655,608
Payable for fund shares redeemed	13,971,815
Payable for variation margin from open futures contracts	625,800
Payable upon return of securities loaned§	13,168,514
Management and investment advisory fees payable	6,449,732
Administrative service and service fees payable	463,375
Transfer agent fees payable	127,646
Custody and fund accounting fees payable	114,916
Professional fees payable	95,718
Trustee fees payable	101,874
Payable for prospectus and shareholder reports	365,959
Other liabilities	37,680

Total liabilities	49,178,637

Net Assets	$7,574,969,141

Analysis of Net Assets:
Paid-in-capital	$5,857,041,581
Undistributed net investment income	55,243,236
Accumulated net realized gain	201,873,057
Unrealized appreciation of investments	1,458,077,349
Unrealized appreciation of futures contracts	2,733,918

Net assets	$7,574,969,141

See accompanying notes

14

American Beacon Large Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	173,038,290

Y Class	12,604,921

Investor Class	78,923,587

Advisor Class	3,619,082

A Class	1,391,718

C Class	326,967

R6 ClassA	3,492

Net assets:
Institutional Class	$4,959,523,619

Y Class	$359,034,799

Investor Class	$2,115,042,849

Advisor Class	$95,773,614

A Class	$36,896,960

C Class	$8,597,249

R6 ClassA	$100,051

Net asset value, offering and redemption price per share:
Institutional Class	$28.66

Y Class	$28.48

Investor Class	$26.80

Advisor Class	$26.46

A Class	$26.51

A Class (offering price)	$28.13

C Class	$26.29

R6 ClassA	$28.65

† Cost of investments in unaffiliated securities	$5,840,873,819
‡ Cost of investments in affiliated securities	$286,662,951
§ Fair value of securities on loan	$12,745,002
A Class commenced operations February 28, 2017 (Note 1).

See accompanying notes

15

American Beacon Large Cap Value FundSM

Statement of Operations

For the Period Ended April 30, 2017 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$92,910,883
Dividend income from affiliated securities	530,535
Income derived from securities lending	13,057

Total investment income	93,454,475

Expenses:
Management and investment advisory fees (Note 2)	20,967,677
Transfer agent fees:
Institutional Class	824,553
Y Class	35,242
Investor Class	50,682
Advisor Class	3,837
A Class	1,519
C Class	436
R6 ClassA	373
Custody and fund accounting fees	404,490
Professional fees	97,292
Registration fees and expenses	79,600
Service fees (Note 2):
Y Class	150,459
Investor Class	3,842,305
Advisor Class	131,589
A Class	29,682
C Class	6,764
Distribution fees (Note 2):
Advisor Class	131,588
A Class	49,471
C Class	45,095
Prospectus and shareholder report expenses	297,869
Trustee fees	317,999
Other expenses	210,317

Total expenses	27,678,839

Net fees waived and expenses reimbursed / (recouped) by Manager (Note 2)	(363)

Net expenses	27,678,476

Net investment income	65,775,999

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	332,816,102
Commission recapture (Note 1)	80,349
Foreign currency transactions	(3,299)
Futures contracts	26,724,654
Change in net unrealized appreciation (depreciation) of:
Investments	646,561,804
Futures contracts	4,067,183

Net gain from investments	1,010,246,793

Net increase in net assets resulting from operations	$1,076,022,792

† Foreign taxes	$768,748
A Class commenced operations February 28, 2017 (Note 1).

See accompanying notes

16

American Beacon Large Cap Value FundSM

Statement of Changes of Net Assets

	For the Six Months Ended April 30, 2017	For the Year Ended October 31, 2016
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$65,775,999	$180,511,435
Net realized gain from investments, commission recapture, foreign currency transactions, and futures contracts	359,617,806	33,931,396
Change in net unrealized appreciation (depreciation) of investments, and futures contracts	650,628,987	(130,702,489)

Net increase in net assets resulting from operations	1,076,022,792	83,740,342

Distributions to Shareholders:
Net investment income:
Institutional Class	(112,815,102)	(112,844,075)
Y Class	(7,905,543)	(7,022,245)
Investor Class	(44,594,218)	(44,777,647)
Advisor Class	(2,058,628)	(2,064,915)
A Class	(879,050)	(682,320)
C Class	(99,793)	(109,038)
Net realized gain from investments:
Institutional Class	(40,827,429)	(517,703,342)
Y Class	(2,953,376)	(34,252,889)
Investor Class	(18,906,905)	(267,451,860)
Advisor Class	(953,678)	(13,186,133)
A Class	(366,411)	(3,722,088)
C Class	(77,352)	(1,104,967)

Net distributions to shareholders	(232,437,485)	(1,004,921,519)

Capital Share Transactions:
Proceeds from sales of shares	572,354,599	1,146,991,291
Reinvestment of dividends and distributions	220,594,801	959,961,629
Cost of shares redeemed	(1,951,520,729)	(3,312,409,718)

Net (decrease) in net assets from capital share transactions	(1,158,571,329)	(1,205,456,798)

Net (decrease) in net assets	(314,986,022)	(2,126,637,975)

Net Assets:
Beginning of period	7,889,955,163	10,016,593,138

End of Period *	$7,574,969,141	$7,889,955,163

*Includes undistributed net investment income	$55,243,236	$157,535,300

See accompanying notes

17

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940 (the “Act”), as a diversified, open-end management investment company. As of April 30, 2017, the Trust consists of thirty-two active series, one of which is presented in this filing: American Beacon Large Cap Value Fund (the “Fund”). The remaining thirty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

New Accounting Pronouncements

In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in, and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and its impact, if any, on the Funds’ Financial Statements.

Class Disclosure

The inception date of the R6 Class was February 28, 2017.

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large Institutional Investors - sold directly or through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000
Investor	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500
Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500
A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500
C Class	Retail investors who invest directly through a financial intermediary such as a broker or employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000
R6	Large institutional retirement plan investors- sold through retirement plan sponsors.	$5,000,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the

18

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

respective Fund. Class specific expenses, where applicable, currently include administration service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services - Investment Companies, which is part of the U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the Net Asset Value (“NAV”). The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund also designates earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gains in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

19

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management Agreement

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide investment advisory, fund management, and administrative services to the Fund. As compensation for performing the duties under the Management Agreement, the Manager receives from the Fund an annualized fee at the following annual rates as a percentage of average daily net assets: 0.35% of the first $15 billion, 0.325% of the next $15 billion, and 0.30% of the next $30 billion. The Fund pays the unaffiliated investment advisors hired to direct investment activities of the Fund an annualized investment advisory fee based on a percentage of the Fund’s average daily assets. Management fees paid by the Fund during the period ended April 30, 2017 were as follows:

Fund	Management Fee Rate	Management Fee	Amount Paid to Investment Advisors	Amount Paid to Manager
Large Cap Value	0.53%	$20,967,677	$7,198,536	$13,769,141

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statement of Operations. During the period ended April 30, 2017, the Manager received securities lending fees of $1,783 for the securities lending activities of the Fund.

Distribution Plans

The Fund, except for the Advisor, A, and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative services fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the

20

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

duties required under the Service Plans, the Manager receives an annualized fee up to 0.10% of the average daily net assets of the Y Class, up to 0.15% of the average net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class. Effective April 1, 2017, the Fund terminated the Service Plan for the Y Class.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional Class of the Fund and has agreed to compensate the intermediaries for providing these services. Effective April 1, 2017, the Fund agreed to compensate the intermediaries for providing services to the Y Class. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to the Trust’s Board of Trustees (the “Board”) approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended April 30, 2017, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Large Cap Value	$763,648

As of April 30, 2017, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Large Cap Value	$84,844

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2017, the Manager earned fees totaling $109,832 on the Fund’s direct investments in the USG Select Fund and $6,165 from the Fund’s securities lending collateral invested in USG Select Fund.

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. During the period ended April 30, 2017, the Fund participated as a lender and loaned $6,287,586 for 1 day at an interest rate of 1.48% with interest charges earned of $255. This amount is included in “Interest income” on the Statement of Operations.

21

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Expense Reimbursement Plan

The Manager voluntarily agreed to reduce fees and/or reimburse expenses for the R6 Class of the Fund to the extent that total operating expenses exceed the expense cap. During the period ended April 30, 2017, the Manager waived and/or reimbursed expenses as follows:

Class	Expense Cap 2/28/2017 - 4/30/2017	Reimbursed Expenses	Expiration of Reimbursed Expenses
R6	0.58%	$363	2020

Of this amount, $178 was disclosed as a receivable from the Manager on the Statement of Assets and Liabilities at April 30, 2017. The Fund has adopted an Expense Reimbursement Plan whereby the Manage may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fees reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses above will expire in 2020.

Sales Commissions

The Fund’s distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the period ended April 30, 2017, Foreside collected $848 in sales commissions from the sale of Class A Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended April 30, 2017, CDSC fees of $625 were collected for the Class A Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended April 30, 2017, CDSC fees of $498 were collected for Class C Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the Trust, the American Beacon Select Funds and the American Beacon Institutional Funds Trust, each Trustee receives an annual retainer of $120,000, plus $5,000 for each Board of Trustee meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a single $5,000 fee each quarter for his attendance at the committee meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trust according to its respective net assets.

22

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

3.  Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Fixed-income securities are considered Level 2 as they are valued using observable inputs.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

23

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

4.  Securities and Other Investments

American Depositary Receipts (“ADRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or the sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Publicly Traded Partnerships; Master Limited Partnerships

A Fund may invest in publicly traded partnerships such as master limited partnerships (“MLPs”). MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the over-the-counter (“OTC”) market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. (An MLP also may be an entity similar to a limited partnership, such as a

24

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

limited liability company, which has a manager or managing member and non-managing members (who are like limited partners)). The general partner or partners are jointly and severally responsible for the liabilities of the MLP. A Fund invests as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended April 30, 2017, the Fund entered into future contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2017
Large Cap Value	1,797

25

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statements of Assets and Liabilities as of April 30, 2017:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$2,733,918	$2,733,918

The effect of financial derivative instruments on the Statements of Operations for the period ended April 30, 2017:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Net realized gain (loss) from futures contracts	$-	$-	$-	$-	$26,724,654	$26,724,654

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Change in unrealized appreciation (depreciation) from futures contracts	$-	$-	$-	$-	$4,067,183	$4,067,183

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Allocation Risk

The sub-advisor’s judgments about, and allocations among, asset classes and market exposures may adversely affect the Fund’s performance. This risk may be increased by the use of derivatives to increase allocations to various market exposures.

Cybersecurity and Operational Risk

The Fund and its service providers, and shareholders’ ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. It is not possible for the Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Equity Investments Risk

Equity securities are subject to investment and market risk. The Fund’s investments in equity securities may include common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risks.

26

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Common Stock - The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Depositary Receipts - Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt or foreign stock, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

REITs - Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of net income and gains under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. REITs typically incur fees that are separate from those incurred by the Fund. Accordingly, the Fund’s investment in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. The value of REIT common stock may decline when interest rates rise.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, and (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk

The value of, and/or the return generated by, a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

27

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds. For example, money market funds are subject to interest rate risk, credit risk, and market risk.

Sector Risk

Sector Risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be affected by the same economic or market conditions.

Securities Lending Risk

To the extent the Fund lends its securities, it may be subject to the following risks; i) borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, ii) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Value Stocks Risk

Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may decline. The Fund’s investments in value stocks seek to limit potential downside price risk over time, however, value stock prices may still decline substantially. In addition, the Fund may produce more modest gains as a trade-off for this potentially lower risk. The Funds investment in value stocks could cause the Fund to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

28

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provides for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2017.

Offsetting of Financial and Derivative Assets and Liabilities as of April 30, 2017:
	Assets	Liabilities
Futures Contracts	$2,733,918	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$2,733,918	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(2,733,918)	$-

Total derivative assets and liabilities subject to an MNA	$-	$-

		Remaining Contractual Maturity of the Agreements As of April 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$12,745,002	$-	$-	$-	$12,745,002

Total Borrowings	$12,745,002	$-	$-	$-	$12,745,002

Gross amount of recognized liabilities for securities lending transactions					$12,745,002

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

29

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

The tax character of distributions paid were as follows:

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
	(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$112,815,101	$120,640,471
Y Class	7,905,543	7,538,079
Investors Class	44,594,219	48,805,360
Advisor Class	2,058,628	2,263,492
A Class	879,050	738,373
C Class	99,793	125,679
Long-term capital gains
Institutional Class	40,827,429	509,906,946
Y Class	2,953,376	33,737,055
Investors Class	18,906,905	263,424,147
Advisor Class	953,678	12,987,556
A Class	366,411	3,666,035
C Class	77,352	1,088,326

Total distributions paid	$232,437,485	$1,004,921,519

*For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2017 the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation (depreciation)
Large Cap Value	$6,286,872,248	$1,710,360,800	$(411,618,929)	$1,298,741,871

Fund	Net unrealized appreciation (depreciation)	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Other temporary differences	Distributable earnings
Large Cap Value	$1,298,741,871	$115,523,940	$303,661,749	$(2,733,918)	$2,733,918	$1,717,927,560

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains (losses) on certain derivative instruments, and reclassifications of income from real estate investment securities and publicly traded partnerships.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from foreign currency re-classes, reclassifications of income from real estate investment securities and publicly traded partnerships and Section 732 basis adjustments as of April 30, 2017:

Fund	Paid-in-capital	Undistributed (overdistribution of) net investment income	Accumulated net realized gain (loss)	Net unrealized appreciation (depreciation)
Large Cap Value	$1,099	$284,271	$(285,370)	$-

30

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the period ended April 30, 2017, the Fund did not have capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period ended April 30, 2017 were $981,274,032 and $2,390,647,406, respectively.

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2017 are as follows:

Type of Transaction	October 31, 2016 Share/Fair Value	Purchases	Sales	April 30, 2017 Share/Fair Value	Dividend Income
Direct	$213,056,490	$2,464,867,967	$2,404,430,020	$273,494,437	$530,535
Securities Lending	_	125,758,096	112,589,582	13,168,514	n/a

9.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral

31

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2017, the value of outstanding securities on loan and the value of collateral was as follows:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$12,745,002	$13,168,514	$–	$13,168,514

Cash collateral is listed in the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	Institutional Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	12,457,821	$351,085,313	29,011,141	$723,886,356
Reinvestment of dividends	5,164,960	144,102,372	24,324,597	594,255,276
Shares redeemed	(43,697,769)	(1,224,565,891)	(73,620,802)	(1,858,257,006)

Net (decrease) in shares outstanding	(26,074,988)	$(729,378,206)	(20,285,064)	$(540,115,374)

	Y Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,859,367	$52,088,614	3,157,381	$76,912,328
Reinvestment of dividends	382,065	10,598,482	1,654,777	40,194,522
Shares redeemed	(3,269,528)	(90,892,040)	(6,036,346)	(152,194,349)

Net (decrease) in shares outstanding	(1,028,096)	$(28,204,944)	(1,224,188)	$(35,087,499)

	Investor Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	5,767,141	$152,086,934	12,986,515	$300,013,977
Reinvestment of dividends	2,362,886	61,718,592	13,342,014	305,665,560
Shares redeemed	(22,257,336)	(582,558,790)	(51,928,422)	(1,209,650,645)

Net (decrease) in shares outstanding	(14,127,309)	$(368,753,264)	(25,599,893)	$(603,971,108)

	Advisor Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	266,777	$6,897,845	1,415,449	$30,873,647
Reinvestment of dividends	108,296	2,795,115	640,459	14,483,364
Shares redeemed	(1,507,481)	(38,668,460)	(3,029,002)	(69,204,203)

Net (decrease) in shares outstanding	(1,132,408)	$(28,975,500)	(973,094)	$(23,847,192)

32

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

	A Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	361,843	$9,569,356	569,278	$13,371,912
Reinvestment of dividends	47,258	1,221,618	189,233	4,295,607
Shares redeemed	(485,054)	(12,785,093)	(776,999)	(17,974,601)

Net (decrease) in shares outstanding	(75,953)	$(1,994,119)	(18,488)	$(307,082)

	C Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	20,383	$526,537	82,706	$1,933,071
Reinvestment of dividends	6,172	158,622	47,350	1,067,300
Shares redeemed	(79,251)	(2,050,455)	(223,857)	(5,128,914)

Net (decrease) in shares outstanding	(52,696)	$(1,365,296)	(93,801)	$(2,128,543)

	R6 Class
	February 28, 2017 to April 30, 2017		Year Ended October 31, 2016
American Beacon Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	3,492	$100,000	–	$–

Net increase in shares outstanding	3,492	$100,000	–	$–

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

33

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional ClassA
	Six Months Ended April 30, 2017		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012

	(unaudited)
Net asset value, beginning of period	$25.80		$28.38	$31.21	$27.59	$21.58	$18.99

Income from investment operations:
Net investment income	0.28		0.61	0.55	0.73	0.50	0.45
Net gains (losses) on investments (both realized and unrealized)	3.40		(0.29)	(0.70)	3.33	6.00	2.60

Total income (loss) from investment operations	3.68		0.32	(0.15)	4.06	6.50	3.05

Less distributions:
Dividends from net investment income	(0.60)		(0.52)	(0.67)	(0.44)	(0.49)	(0.46)
Distributions from net realized gains	(0.22)		(2.38)	(2.01)	-	-	-

Total distributions	(0.82)		(2.90)	(2.68)	(0.44)	(0.49)	(0.46)

Net asset value, end of period	$28.66		$25.80	$28.38	$31.21	$27.59	$21.58

Total returnB	14.34	%C	1.69%	(0.76)%	14.89%	30.70%	16.48%

Ratios and supplemental data:
Net assets, end of period	$4,959,523,619		$5,137,688,375	$6,198,883,300	$5,816,013,064	$5,428,755,279	$3,914,172,668
Ratios to average net assets:
Expenses, before reimbursements	0.60	%D	0.60%	0.58%	0.58%	0.58%	0.59%
Expenses, net of reimbursements	0.60	%D	0.60%	0.58%	0.58%	0.58%	0.59%
Net investment income, before expense reimbursements	1.77	%D	2.16%	1.88%	2.35%	1.99%	2.23%
Net investment income, net of reimbursements	1.77	%D	2.16%	1.88%	2.35%	1.99%	2.23%
Portfolio turnover rate	13	%C	25%	32%	29%	34%	30%

A	On May 31, 2016, the AMR Class closed and the assets were merged into the Institutional Class.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.

34

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012

	(unaudited)
Net asset value, beginning of period	$25.64		$28.21	$31.04	$27.46	$21.47	$18.92

Income from investment operations:
Net investment income	0.23		0.59	0.56	0.64	0.40	0.53
Net gains (losses) on investments (both realized and unrealized)	3.41		(0.29)	(0.72)	3.37	6.05	2.50

Total income (loss) from investment operations	3.64		0.30	(0.16)	4.01	6.45	3.03

Less distributions:
Dividends from net investment income	(0.58)		(0.49)	(0.66)	(0.43)	(0.46)	(0.48)
Distributions from net realized gains	(0.22)		(2.38)	(2.01)	–	–	–

Total distributions	(0.80)		(2.87)	(2.67)	(0.43)	(0.46)	(0.48)

Net asset value, end of period	$28.48		$25.64	$28.21	$31.04	$27.46	$21.47

Total returnA	14.28	%B	1.61%	(0.80)%	14.78%	30.59%	16.43%

Ratios and supplemental data:
Net assets, end of period	$359,034,799		$349,542,346	$419,096,844	$434,880,702	$327,938,666	$88,508,971
Ratios to average net assets:
Expenses, before reimbursements	0.67	%C	0.67%	0.67%	0.67%	0.66%	0.69%
Expenses, net of reimbursements	0.67	%C	0.67%	0.67%	0.67%	0.66%	0.69%
Net investment income, before expense reimbursements	1.69	%C	2.08%	1.80%	2.24%	1.78%	2.12%
Net investment income, net of reimbursements	1.69	%C	2.08%	1.80%	2.24%	1.78%	2.12%
Portfolio turnover rate	13	%B	25%	32%	29%	34%	30%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

35

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012

	(unaudited)
Net asset value, beginning of period	$24.13		$26.70	$29.51	$26.11	$20.43	$17.99

Income from investment operations:
Net investment income	0.19		0.46	0.45	0.57	0.39	0.36
Net gains (losses) on investments (both realized and unrealized)	3.21		(0.25)	(0.68)	3.18	5.69	2.47

Total income (loss) from investment operations	3.40		0.21	(0.23)	3.75	6.08	2.83

Less distributions:
Dividends from net investment income	(0.51)		(0.40)	(0.57)	(0.35)	(0.40)	(0.39)
Distributions from net realized gains	(0.22)		(2.38)	(2.01)	–	–	–

Total distributions	(0.73)		(2.78)	(2.58)	(0.35)	(0.40)	(0.39)

Net asset value, end of period	$26.80		$24.13	$26.70	$29.51	$26.11	$20.43

Total returnA	14.17	%B	1.33%	(1.07)%	14.50%	30.26%	16.05%

Ratios and supplemental data:
Net assets, end of period	$2,115,042,849		$2,245,534,741	$3,167,585,961	$4,158,361,296	$3,899,010,929	$3,635,332,581
Ratios to average net assets:
Expenses, before reimbursements	0.92	%C	0.93%	0.93%	0.93%	0.93%	0.96%
Expenses, net of reimbursements	0.92	%C	0.93%	0.93%	0.93%	0.93%	0.96%
Net investment income, before expense reimbursements	1.46	%C	1.84%	1.54%	2.01%	1.67%	1.89%
Net investment income, net of reimbursements	1.46	%C	1.84%	1.54%	2.01%	1.67%	1.89%
Portfolio turnover rate	13	%B	25%	32%	29%	34%	30%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

36

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor ClassA
	Six Months Ended April 30, 2017		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012

	(unaudited)
Net asset value, beginning of period	$23.82		$26.40	$29.24	$25.89	$20.25	$17.83

Income from investment operations:
Net investment income	0.21		0.40	0.40	0.47	0.35	0.31
Net gains (losses) on investments (both realized and unrealized)	3.12		(0.22)	(0.66)	3.20	5.65	2.48

Total income (loss) from investment operations	3.33		0.18	(0.26)	3.67	6.00	2.79

Less distributions:
Dividends from net investment income	(0.47)		(0.38)	(0.57)	(0.32)	(0.36)	(0.37)
Distributions from net realized gains	(0.22)		(2.38)	(2.01)	-	-	-

Total distributions	(0.69)		(2.76)	(2.58)	(0.32)	(0.36)	(0.37)

Net asset value, end of period	$26.46		$23.82	$26.40	$29.24	$25.89	$20.25

Total returnB	14.04	%C	1.21%	(1.19)%	14.31%	30.05%	15.96%

Ratios and supplemental data:
Net assets, end of period	$95,773,614		$113,168,437	$140,975,319	$149,422,940	$128,528,036	$103,628,855
Ratios to average net assets:
Expenses, before reimbursements	1.08	%D	1.08%	1.07%	1.07%	1.07%	1.08%
Expenses, net of reimbursements	1.08	%D	1.08%	1.07%	1.07%	1.07%	1.08%
Net investment income, before expense reimbursements	1.31	%D	1.69%	1.40%	1.83%	1.52%	1.78%
Net investment income, net of reimbursements	1.31	%D	1.69%	1.40%	1.83%	1.52%	1.78%
Portfolio turnover rate	13	%C	25%	32%	29%	34%	30%

A	On January 15, 2016, the Retirement Class closed and the assets were merged into the Advisor Class.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.

37

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012

	(unaudited)
Net asset value, beginning of period	$23.90		$26.51	$29.38	$26.03	$20.41	$18.01

Income from investment operations:
Net investment income	0.09		0.42	0.47	0.54	0.38	0.36
Net gains (losses) on investments (both realized and unrealized)	3.26		(0.21)	(0.71)	3.16	5.65	2.44

Total income (loss) from investment operations	3.35		0.21	(0.24)	3.70	6.03	2.80

Less distributions:
Dividends from net investment income	(0.52)		(0.44)	(0.62)	(0.35)	(0.41)	(0.40)
Distributions from net realized gains	(0.22)		(2.38)	(2.01)	–	–	–

Total distributions	(0.74)		(2.82)	(2.63)	(0.35)	(0.41)	(0.40)

Net asset value, end of period	$26.51		$23.90	$26.51	$29.38	$26.03	$20.41

Total returnA	14.09	%B	1.33%	(1.14)%	14.37%	30.03%	15.91%

Ratios and supplemental data:
Net assets, end of period	$36,896,960		$35,071,001	$39,401,153	$22,781,918	$11,904,903	$6,222,523
Ratios to average net assets:
Expenses, before reimbursements	0.98	%C	0.98%	0.97%	1.04%	1.08%	1.12%
Expenses, net of reimbursements	0.98	%C	0.98%	0.97%	1.04%	1.08%	1.12%
Net investment income, before expense reimbursements	1.38	%C	1.78%	1.48%	1.83%	1.44%	1.66%
Net investment income, net of reimbursements	1.38	%C	1.78%	1.48%	1.83%	1.44%	1.66%
Portfolio turnover rate	13	%B	25%	32%	29%	34%	30%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

38

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012

	(unaudited)
Net asset value, beginning of period	$23.57		$26.17	$29.03	$25.81	$20.29	$17.95

Income from investment operations:
Net investment income	0.04		0.20	0.27	0.35	0.23	0.22
Net gains (losses) on investments (both realized and unrealized)	3.18		(0.19)	(0.70)	3.11	5.58	2.42

Total income (loss) from investment operations	3.22		0.01	(0.43)	3.46	5.81	2.64

Less distributions:
Dividends from net investment income	(0.28)		(0.23)	(0.42)	(0.24)	(0.29)	(0.30)
Distributions from net realized gains	(0.22)		(2.38)	(2.01)	-	-	-

Total distributions	(0.50)		(2.61)	(2.43)	(0.24)	(0.29)	(0.30)

Net asset value, end of period	$26.29		$23.57	$26.17	$29.03	$25.81	$20.29

Total returnA	13.70	%B	0.51%	(1.83)%	13.48%	29.00%	14.97%

Ratios and supplemental data:
Net assets, end of period	$8,597,249		$8,950,263	$12,389,141	$9,964,292	$5,199,605	$2,468,569
Ratios to average net assets:
Expenses, before reimbursements	1.73	%C	1.74%	1.73%	1.79%	1.84%	1.88%
Expenses, net of reimbursements	1.73	%C	1.74%	1.73%	1.81%	1.92%	1.87%
Net investment income, before expense reimbursements	0.65	%C	1.02%	0.73%	1.09%	0.68%	0.89%
Net investment income, net of reimbursements	0.65	%C	1.02%	0.73%	1.07%	0.60%	0.89%
Portfolio turnover rate	13	%B	25%	32%	29%	34%	30%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

39

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	February 28, 2017A to April 30, 2017

	(unaudited)
Net asset value, beginning of period	$28.64

Income from investment operations:
Net investment income	0.07
Net gains (losses) on investments (both realized and unrealized)	(0.06)

Total income (loss) from investment operations	0.01

Net asset value, end of period	$28.65

Total returnB	14.30	%C

Ratios and supplemental data:
Net assets, end of period	$100,051
Ratios to average net assets:
Expenses, before reimbursements	2.81	%D
Expenses, net of reimbursements	0.58	%D
Net investment income (loss), before expense reimbursements	(0.81	)%D
Net investment income, net of reimbursements	1.37	%D
Portfolio turnover rate	13	%C

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.

40

Delivery of Documents

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www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the American Beacon Large Cap Value Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, TX	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 4/17

American Beacon®
FUNDS

2017

SEMI-ANNUAL REPORT

April 30, 2017

GARCIA HAMILTON QUALITY BOND FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

GARCIA HAMILTON QUALITY BOND FUND

The use of fixed-income securities entails interest rate and credit risks. Credit risk is the risk that the issuer of a bond will fail to make timely payment of interest or principal; and the decline in an issuer’s credit rating can cause the price of its bonds to go down. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2017

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

In the weeks ahead of the U.S. presidential election on November 8, 2016, uncertainty about the outcome caused many investors to stay on the sidelines. Some investors questioned whether the election’s result would have negative consequences for their portfolios, although elections have rarely had a lasting effect on the market.

Following the election, the markets responded positively to aspects of the incoming administration’s proposed plans for economic growth; i.e., repatriating jobs from overseas, relaxing regulations, lowering taxes and increasing infrastructure spending. From Election Day 2016 to Inauguration Day 2017, the S&P 500 Index – a broad measure of the performance of large U.S. companies – climbed approximately 6%. During the administration’s first 100 days (Inauguration Day to April 30), the same market bellwether gained approximately 5%.

Then on March 15, 2017, as economists had anticipated, the Federal Reserve increased the federal funds rate by 0.25% to a range of 0.75% to 1.00%. It was the third increase since 2008. The Federal Open Market Committee’s confidence in the improving U.S. economy was previously exhibited in December 2016 and December 2015. Economists anticipate two additional increases in 2017.

For the six months ended April 30, 2017:

•	The American Beacon Garcia Hamilton Quality Bond Fund (Investor Class) returned -0.55%.

For the same time period, the Bloomberg Barclays Capital U.S. Aggregate Index, which is the performance benchmark for the Fund, returned -0.67%.

At American Beacon Advisors, we are proud to offer a broad range of domestic and global equity and fixed-income funds sub-advised by experienced asset managers who employ distinctive investment processes to manage assets through a variety of economic and market conditions. Together, we work diligently to help our shareholders meet their long-term financial goals.

Thank you for your continued interest in American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Garcia Hamilton Quality Bond FundSM

Performance Overview

April 30, 2017 (Unaudited)

The Investor Class of the American Beacon Garcia Hamilton Quality Bond Fund (“the Fund”) returned -0.55% for the six months ended April 30, 2017, outperforming the Bloomberg Barclays U.S. Aggregate Index (the “Index”) return of -0.67% for the same period.

Total Returns for the Period ended April 30, 2017
	Ticker	6 Months*	1 Year	Since Inception (4/4/2016)
Institutional Class (1,3)	GHQIX	-0.26%	0.61%	0.08%
Y Class (1,3)	GHQYX	-0.41%	0.43%	-0.12%
Investor Class (1,3)	GHQPX	-0.55%	0.22%	-0.29%

Bloomberg Barclays Capital U.S. Aggregate Index (2)		-0.67%	0.83%	1.09%

*	Not annualized

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to each Class of the Fund has been waived since inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.	The Bloomberg Barclays Capital U.S. Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. One cannot directly invest in an index.

3.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, and Investor Class shares was 1.06%, 1.29%, and 1.19%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index during the period due primarily to active duration management and an overweight position in the financial sector of corporate bonds.

In mid-2016, the Fund reduced its duration relative to the Index as treasury yields hovered near historic lows and as the Fed began discussing higher interest rates. Following the surprise presidential election of Trump in November 2016 and a Fed rate hike shortly thereafter, treasury yields increased meaningfully. The Fund then moved its duration to slightly long of the Index in early-2017 in anticipation of stable longer-term interest rates going forward. While additional rate hikes were still expected from the Fed, longer-term treasury yields were expected to remain range bound.

The Fund benefitted from an overweight position in corporate bonds, particularly in the finance sector, as credit spreads narrowed during the period. The Fund initiated its corporate overweight position in early-2016 when treasury yields were low, credit spreads were relatively wide and sentiment was shifting toward an improving economy. The finance sector also benefitted from the surprise election of Trump based on expectations of market-friendly regulatory reform.

Offsetting these benefits, the Fund maintained a barbell maturity position during the period which detracted from total return as it resulted in a lower yield than that of the Index. While the barbell position is expected to benefit the Fund over the full interest-rate cycle as the yield curve flattens, it reduced performance during the period when the treasury yield curve steepened and the Fund produced a slightly lower yield.

The Fund’s subadvisor continues to invest in a high-quality portfolio of fixed-income securities and seeks to outperform the Index through a combination of sector allocation, duration management and yield curve management.

2

American Beacon Garcia Hamilton Quality Bond FundSM

Performance Overview

April 30, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
U.S. Treasury Notes/Bonds, 2.875%, Due 8/15/2045		22.1
U.S. Treasury Notes/Bonds, 0.750%, Due 6/30/2017		7.7
Federal Farm Credit Banks, 1.081%, Due 5/25/2018		7.2
Federal National Mortgage Association, 1.102%, Due 3/21/2018		4.8
Federal Farm Credit Banks, 1.014%, Due 5/17/2018		4.6
Apple, Inc., 1.334%, Due 5/6/2019		4.0
Morgan Stanley, 2.553%, Due 10/24/2023		3.6
Merck & Co., Inc., 1.409%, Due 2/10/2020		3.5
JPMorgan Chase & Co., 2.383%, Due 10/24/2023		3.5
American Express Credit Corp., 1.702%, Due 3/18/2019		3.4

Total Fund Holdings	27

Sector Allocation (% Investments)
U.S. Government Agency Obligations		30.0
U.S. Treasury Obligations		29.9
Financial		18.9
U.S. Agency Mortgage-Backed Obligations		8.2
Technology		4.0
Consumer, Non-cyclical		3.5
Energy		3.0
Industrial		1.2
Communications		1.1
Investment Companies		0.2

3

American Beacon Garcia Hamilton Quality Bond FundSM

Expense Examples

April 30, 2017 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2016 through April 30, 2017.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Garcia Hamilton Quality Bond FundSM

Expense Examples

April 30, 2017 (Unaudited)

	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Expenses Paid During Period 11/1/2016-4/30/2017•
Institutional Class
Actual	$1,000.00	$997.40	$2.23
Hypothetical**	$1,000.00	$1,022.60	$2.26
Y Class
Actual	$1,000.00	$995.90	$2.72
Hypothetical**	$1,000.00	$1,022.10	$2.76
Investor Class
Actual	$1,000.00	$994.50	$4.10
Hypothetical**	$1,000.00	$1,020.70	$4.16

•	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.45%, 0.55% and 0.83% for the Institutional, Y and Investor respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

5

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 31.69%
Energy - 3.00%
Chevron Corp., 1.569%, Due 11/15/2021A	$4,140,000	$4,158,411

Finance - 18.86%
American Express Credit Corp., 1.702%, Due 3/18/2019A	4,684,000	4,708,268
Citigroup, Inc., 4.45%, Due 9/29/2027	1,465,000	1,498,871
Goldman Sachs Group, Inc., 2.516%, Due 4/23/2021A	4,120,000	4,202,985
JPMorgan Chase & Co., 2.383%, Due 10/24/2023A	4,700,000	4,781,315
Morgan Stanley, 2.553%, Due 10/24/2023A	4,935,000	5,012,351
US Bank NA, 1.652%, Due 10/28/2019A	2,080,000	2,095,134
Wells Fargo & Co.,
2.19%, Due 7/26/2021A	2,315,000	2,349,910
4.10%, Due 6/3/2026	1,430,000	1,482,159

		26,130,993

Health Care - 3.54%
Merck & Co., Inc., 1.409%, Due 2/10/2020A	4,860,000	4,904,581

Industrials - 1.15%
General Electric Co., 2.131%, Due 3/15/2023A	1,550,000	1,592,268

Manufacturing - 3.99%
Apple, Inc., 1.334%, Due 5/6/2019A	5,504,000	5,528,366

Telecommunications - 1.15%
Pacific Bell Telephone Co., 7.125%, Due 3/15/2026	1,300,000	1,587,248

Total Corporate Obligations (Cost $43,801,343)		43,901,867

U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.12%
Federal Farm Credit Banks,
1.014%, Due 5/17/2018A	6,300,000	6,311,630
1.081%, Due 5/25/2018A	9,945,000	9,967,456
1.11%, Due 11/13/2018A	3,570,000	3,583,384
1.158%, Due 1/22/2019A	3,405,000	3,421,327
Federal Home Loan Bank,
0.96%, Due 10/26/2018A	4,480,000	4,480,152
1.056%, Due 12/7/2017A	2,535,000	2,538,957
1.053%, Due 12/5/2017A	1,860,000	1,862,400
0.991%, Due 9/14/2018A	2,630,000	2,634,192

Total U.S. Government Agency Obligations (Cost $34,746,863)		34,799,498

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 12.92%
Federal Home Loan Mortgage Corp., 4.500%, Due 12/1/2034	4,178,139	4,511,757
Federal National Mortgage Association,
1.10%, Due 3/21/2018A	6,595,000	6,605,677
5.50%, Due 1/1/2024	3,064,269	3,289,029
5.00%, Due 7/1/2026	3,366,131	3,496,761

Total U.S. Agency Mortgage-Backed Obligations (Cost $17,954,221)		17,903,224

U.S. TREASURY OBLIGATIONS - 29.80%
U.S. Treasury Notes/Bonds,
0.75%, Due 6/30/2017	10,660,000	10,659,968
2.875%, Due 8/15/2045	31,150,000	30,621,914

Total U.S. Treasury Obligations (Cost $42,232,683)		41,281,882

See accompanying notes

6

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 0.20% (Cost $276,606)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.69%B	276,606	$276,606

TOTAL INVESTMENTS - 99.73% (Cost $139,011,716)		138,163,077
OTHER ASSETS, NET OF LIABILITIES - 0.27%		369,385

TOTAL NET ASSETS - 100.00%		$138,532,462

Percentages are stated as a percent of net assets.

A The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

B The Fund is affiliated by having the same investment advisor.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2017, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$43,901,867	$-	$43,901,867
U.S. Government Agency Obligations	-	34,799,498	-	34,799,498
U.S. Agency Mortgage-Backed Obligations	-	17,903,224	-	17,903,224
U.S. Treasury Obligations	-	41,281,882	-	41,281,882
Short-Term Investments – Money Market Funds	276,606	-	-	276,606

Total Investments in Securities - Assets	$276,606	$137,886,471	$-	$138,163,077

U.S. GAAP also requires all transfers between any level to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2017, there were no transfers between levels.

See accompanying notes

7

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$137,886,471
Investments in affiliated securities, at fair value‡	276,606
Dividends and interest receivable	396,210
Receivable for fund shares sold	45,451
Receivable for expense reimbursement (Note 2)	24,990
Prepaid expenses	49,455

Total assets	138,679,183

Liabilities:
Payable for fund shares redeemed	26,008
Management and investment advisory fees payable	61,671
Administrative service and service fees payable	1,849
Transfer agent fees payable	4,458
Custody and fund accounting fees payable	1,494
Professional fees payable	50,627
Payable for prospectus and shareholder reports	614

Total liabilities	146,721

Net Assets	$138,532,462

Analysis of Net Assets:
Paid-in-capital	$141,375,733
Overdistribution of net investment income	(2)
Accumulated net realized (loss)	(1,994,630)
Unrealized depreciation of investments	(848,639)

Net assets	$138,532,462

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	12,818,535

Y Class	306,439

Investor Class	917,206

Net assets:
Institutional Class	$126,460,308

Y Class	$3,021,719

Investor Class	$9,050,435

Net asset value, offering and redemption price per share:
Institutional Class	$9.87

Y Class	$9.86

Investor Class	$9.87

† Cost of investments in unaffiliated securities	$138,735,110
‡ Cost of investments in affiliated securities	$276,606

See accompanying notes

8

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Operations

For the Period Ended April 30, 2017 (Unaudited)

Investment income:
Dividend income from affiliated securities	$3,596
Interest income	1,264,005

Total investment income	1,267,601

Expenses:
Management and investment advisory fees (Note 2)	373,356
Transfer agent fees:
Institutional Class	14,744
Y Class	1,004
Investor Class	1,025
Custody and fund accounting fees	9,655
Professional fees	29,604
Registration fees and expenses	22,366
Service fees (Note 2):
Y Class	1,256
Investor Class	10,754
Prospectus and shareholder report expenses	3,641
Trustee fees	919
Other expenses	1,927

Total expenses	470,251

Net fees waived and expenses reimbursed / (recouped) by Manager (Note 2)	(146,928)

Net expenses	323,323

Net investment income	944,278

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	(1,892,657)
Change in net unrealized appreciation (depreciation) of:
Investments	537,116

Net (loss) from investments	(1,355,541)

Net (decrease) in net assets resulting from operations	$(411,263)

See accompanying notes

9

American Beacon Garcia Hamilton Quality Bond FundSM

Statements of Changes of Net Assets

	For the Six Months Ended April 30, 2017	From April 4, 2016A to October 31, 2016
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$944,278	$361,205
Net realized gain (loss) from investments	(1,892,657)	120,054
Change in net unrealized appreciation (depreciation) of investments	537,116	(1,385,755)

Net (decrease) in net assets resulting from operations	(411,263)	(904,496)

Distributions to Shareholders:
Net investment income:
Institutional Class	(973,522)	(360,822)
Y Class	(21,937)	(7,732)
Investor Class	(51,063)	(14,275)
Net realized gain from investments:
Institutional Class	(90,251)	–
Y Class	(2,127)	–
Investor Class	(6,000)	–

Net distributions to shareholders	(1,144,900)	(382,829)

Capital Share Transactions:
Proceeds from sales of shares	15,933,237	145,222,507
Reinvestment of dividends and distributions	1,144,576	382,829
Cost of shares redeemed	(12,881,724)	(8,425,475)

Net increase in net assets from capital share transactions	4,196,089	137,179,861

Net increase in net assets	2,639,926	135,892,536

Net Assets:
Beginning of period	135,892,536	–

End of Period*	$138,532,462	$135,892,536

* Includes overdistribution of net investment income	$(2)	$(1)

A Commencement of operations.

See accompanying notes

10

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940 (the “Act”), as a diversified, open-end management investment company. As of April 30, 2017, the Trust consists of thirty-two active series, one of which is presented in this filing: American Beacon Garcia Hamilton Quality Bond Fund (the “Fund”). The remaining thirty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

New Accounting Pronouncements

In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in, and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and its impact, if any, on the Fund’s Financial Statements.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000
Investor	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors.	$25,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administration service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, which is part of the U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a

11

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the Net Asset Value (“NAV”). The value of the security may vary with market fluctuations.

Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, in necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Fund generally will be declared daily and paid monthly. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund also designates earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management Agreement

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and administrative services to the Fund. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee at the following annual rates as a percentage of the average daily net assets: 0.35% of the first $5 billion, 0.325% of the next $5 billion, 0.30% of the next $10 billion, and 0.275% over $20 billion. The Fund pays the unaffiliated investment advisor hired to direct investment activities of the Fund an annualized investment advisory fee based on a percentage of the Fund’s average daily assets. Management fees paid by the Fund during the period ended April 30, 2017 were as follows:

Fund	Management Fee Rate	Management Fee	Amount Paid to Investment Advisors	Amount Paid to Manager
Garcia Hamilton Quality Bond	0.55%	$373,356	$135,766	$237,590

12

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Distribution Plans

The Fund has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y and Investor Classes of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.10% of the average daily net assets of the Y Class and up to 0.375% of the average daily net assets of the Investor Class. Effective April 1, 2017, the Fund terminated the Service Plan for the Y Class.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional Class of the Fund and has agreed to compensate the intermediaries for providing these services. Effective April 1, 2017, the Fund has agreed to compensate the intermediaries for providing services to the Y Class. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to the Trust’s Board of Trustees (the “Board”) approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended April 30, 2017, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Garcia Hamilton Quality Bond	$13,995

As of April 30, 2017, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub- Transfer Agent Fees
Garcia Hamilton Quality Bond	$4,090

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2017, the Manager earned fees of $801 on the Fund’s direct investments in the USG Select Fund.

13

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. During the period ended April 30, 2017, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reimburse the Fund to the extent that total annual fund operating expenses exceeded the Fund’s expense cap. During the period ended April 30, 2017, the Manager reimbursed expenses as follows:

		Expense Cap
Fund	Class	11/1/2016 - 4/30/2017	Reimbursed Expenses	(Recovered) Expenses	Expiration of Reimbursed Expenses
Garcia Hamilton Quality Bond	Institutional	0.45%	$139,142	$–	2020
Garcia Hamilton Quality Bond	Y	0.55%	3,765	–	2020
Garcia Hamilton Quality Bond	Investor	0.83%	4,021	–	2020

Of this amount, $24,990 was disclosed as a receivable from the Manager on the Statement of Assets and Liabilities at April 30, 2017. The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fees reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the previously agreed upon contractual or voluntary expense limit. The reimbursed expenses above will expire in 2020. The carryover of excess expenses potentially reimbursable to the manager, but not recorded as a liability are as follows:

Fund	Recovered Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Garcia Hamilton Quality Bond	$-	$248,291	$-	2019

Trustee Fees and Expenses

As compensation for their service to the Trust, the American Beacon Select Funds and the American Beacon Institutional Funds Trust, each Trustee receives an annual retainer of $120,000, plus $5,000 for each Board of Trustee meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a single $5,000 fee each quarter for his attendance at the committee meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trust according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Debt securities normally are valued on the

14

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Fixed-income securities are considered Level 2 as they are valued using observable inputs.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, and U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, or securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

15

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

4.  Securities and Other Investments

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security.

Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities (“MBS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, commercial mortgage-backed securities, and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk. Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Other Investment Company Securities and Other Exchange Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The

16

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Fund may invest in investment company securities advised by the Manager or the sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

5.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a futures contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely.

Financial Services Sector Risk

To the extent the Fund invests in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition.

17

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Floating Rate Securities Risk

The interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. Floating rate securities are subject to interest rate risk and credit risk.

As short-term interest rates decline, interest payable on floating rate securities typically decreases. Alternatively, during periods of rising interest rates, interest payable on floating-rate securities typically increases. Changes in the interest rates of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in interest rates. The value of floating rate securities may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.

Interest Rate Risk

The Fund is subject to the risk that the market value of fixed-income securities it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction as movements in interest rates. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. The prices of fixed income securities are also affected by their duration. Fixed-income securities with longer duration generally have greater sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well.

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of a Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk

The value of, and/or the return generated by, a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Liquidity Risk

The Fund is susceptible to the risk that certain investments held by the Fund, such as certain fixed-income instruments, may have limited marketability or be subject to restrictions on sale, and may be difficult or impossible to purchase or sell at favorable times or prices. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, the Fund may be forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of

18

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are subject to market risks for fixed-income securities which include, but are not limited to, credit risk, extension risk, interest rate risk and prepayment risk.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

Prepayment and Extension Risk

Prepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond’s maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment and a Fund may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in price.

Redemption Risk

Due to a rise in interest rates or other market developments that may cause investors to move out of fixed income securities on a large scale, the Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance.

19

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by a Fund that are issued by government sponsored enterprises, such as the Federal National Mortgage Association (‘‘Fannie Mae’‘), Federal Home Loan Mortgage Corporation (‘‘Freddie Mac’‘), Federal Home Loan Bank (‘‘FHLB’‘), Federal Farm Credit Banks (“FFCB”), and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations. Government securities and securities of government sponsored entities are also subject to credit risk, interest rate risk and market risk.

6.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. The tax year ended October 31, 2016 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	Six Months Ended April 30, 2017	From April 4, 2016 to October 31, 2016
	(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$1,063,773	$360,822
Y Class	24,064	7,732
Investors Class	57,063	14,275

Total distributions paid	$1,144,900	$382,829

*For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2017 the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation (depreciation)
Garcia Hamilton Quality Bond	$139,311,045	$317,371	$(1,465,339)	$(1,147,968)

Fund	Net unrealized appreciation (depreciation)	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Other temporary differences	Distributable earnings
Garcia Hamilton Quality Bond	$(1,147,968)	$–	$–	$(1,695,301)	$(2)	$(2,843,271)

20

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales and paydown classes.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from paydown reclasses as of April 30, 2017:

Fund	Paid-in-capital	Undistributed (overdistribution of) net investment income	Accumulated net realized gain (loss)	Net unrealized appreciation (depreciation)
Garcia Hamilton Quality Bond	$(217)	$102,243	$(102,026)	$–

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the period ended April 30, 2017, the Fund did not have capital loss carryforwards.

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2017 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Garcia Hamilton Quality Bond	$20,293,347	$34,646,552	$(21,116,969)	$(37,757,972)

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2017 are as follows:

Fund	Type of Transaction	October 31, 2016 Shares/Fair Value	Purchases	Sales	April 30, 2017 Shares/Fair Value	Dividend Income
Garcia Hamilton Quality Bond	Direct	$1,262,143	$45,865,634	$46,851,171	$276,606	$3,596

21

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

8.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	Institutional Class
	Six Months Ended April 30, 2017		Period Ended October 31, 2016*
American Beacon Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	1,495,898	$14,643,977	13,189,537	$132,905,019
Reinvestment of dividends	108,465	1,063,520	35,871	360,822
Shares redeemed	(1,209,951)	(11,858,313)	(801,285)	(8,079,148)

Net increase in shares outstanding	394,412	$3,849,184	12,424,123	$125,186,693

	Y Class
	Six Months Ended April 30, 2017		Period Ended October 31, 2016*
American Beacon Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	5,928	$58,070	326,810	$3,292,688
Reinvestment of dividends	2,448	24,003	769	7,732
Shares redeemed	(29,162)	(284,406)	(354)	(3,564)

Net increase in shares outstanding	(20,786)	$(202,333)	327,225	$3,296,856

	Investor Class
	Six Months Ended April 30, 2017		Period Ended October 31, 2016*
American Beacon Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	125,865	$1,231,190	893,424	$9,024,800
Reinvestment of dividends	5,817	57,053	1,419	14,275
Shares redeemed	(75,194)	(739,005)	(34,125)	(342,763)

Net increase in shares outstanding	56,488	$549,238	860,718	$8,696,312

*For the period of April 4, 2016 through October 31, 2016.

9.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

22

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30, 2017		April 4, 2016A to October 31, 2016
	(unaudited)
Net asset value, beginning of period	$9.98		$10.00

Income from investment operations:
Net investment income (loss)	(0.01)		0.05
Net gains (losses) on investments (both realized and unrealized)	(0.01)		(0.02)

Total income (loss) from investment operations	(0.02)		0.03

Less distributions:
Dividends from net investment income	(0.08)		(0.05)
Distributions from net realized gains	(0.01)		–

Total distributions	(0.09)		(0.05)

Net asset value, end of period	$9.87		$9.98

Total returnB	(0.26	)%C	0.34	%C

Ratios and supplemental data:
Net assets, end of period	$126,460,308		$124,032,604
Ratios to average net assets:
Expenses, before reimbursements	0.67	%D	1.06	%D
Expenses, net of reimbursements	0.45	%D	0.45	%D
Net investment income, before expense reimbursements	1.20	%D	0.29	%D
Net investment income, net of reimbursements	1.42	%D	0.91	%D
Portfolio turnover rate	41	%C	40	%E

	Y Class
	Six Months Ended April 30, 2017		April 4, 2016A to October 31, 2016
	(unaudited)
Net asset value, beginning of period	$9.98		$10.00

Income from investment operations:
Net investment income (loss)	(0.01)		0.05
Net gains (losses) on investments (both realized and unrealized)	(0.03)		(0.02)

Total income (loss) from investment operations	(0.04)		0.03

Less distributions:
Dividends from net investment income	(0.07)		(0.05)
Distributions from net realized gains	(0.01)		-

Total distributions	(0.08)		(0.05)

Net asset value, end of period	$9.86		$9.98

Total returnB	(0.41	)%C	0.29	%C

Ratios and supplemental data:
Net assets, end of period	$3,021,719		$3,265,315
Ratios to average net assets:
Expenses, before reimbursements	0.80	%D	1.29	%D
Expenses, net of reimbursements	0.55	%D	0.55	%D
Net investment income, before expense reimbursements	1.06	%D	0.11	%D
Net investment income, net of reimbursements	1.31	%D	0.85	%D
Portfolio turnover rate	41	%C	40	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from April 4, 2016 through October 31, 2016 and is not annualized.

23

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2017		April 4, 2016A to October 31, 2016
	(unaudited)
Net asset value, beginning of period	$9.99		$10.00

Income from investment operations:
Net investment income (loss)	(0.01)		0.03
Net gains (losses) on investments (both realized and unrealized)	(0.04)		(0.01)

Total income (loss) from investment operations	(0.05)		0.02

Less distributions:
Dividends from net investment income	(0.06)		(0.03)
Distributions from net realized gains	(0.01)		–

Total distributions	(0.07)		(0.03)

Net asset value, end of period	$9.87		$9.99

Total returnB	(0.55	)%C	0.24	%C

Ratios and supplemental data:
Net assets, end of period	$9,050,435		$8,594,617
Ratios to average net assets:
Expenses, before reimbursements	0.92	%D	1.19	%D
Expenses, net of reimbursements	0.83	%D	0.83	%D
Net investment income, before expense reimbursements	0.95	%D	0.21	%D
Net investment income, net of reimbursements	1.04	%D	0.57	%D
Portfolio turnover rate	41	%C	40	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from April 4, 2016 through October 31, 2016 and is not annualized.

24

Delivery of Documents

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If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the American Beacon Garcia Hamilton Quality Bond Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, TX	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Garcia Hamilton Quality Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 4/17

American Beacon®
FUNDS

2017 SEMI-ANNUAL REPORT

April 30, 2017

INTERNATIONAL EQUITY FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

INTERNATIONAL EQUITY FUND

Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund may participate in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2017

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

In the weeks ahead of the U.S. presidential election on November 8, 2016, uncertainty about the outcome caused many investors to stay on the sidelines. Some investors questioned whether the election’s result would have negative consequences for their portfolios, although elections have rarely had a lasting effect on the market.

Following the election, the markets responded positively to aspects of the incoming administration’s proposed plans for economic growth; i.e., repatriating jobs from overseas, relaxing regulations, lowering taxes and increasing infrastructure spending. From Election Day 2016 to Inauguration Day 2017, the S&P 500 Index (representing the market performance of large U.S. companies) climbed approximately 6% while the MSCI EAFE Index

(representing developed markets) climbed 4%. Positive performance continued during the administration’s first 100 days (Inauguration Day to April 30) as the S&P 500 Index gained approximately 5% and the MSCI EAFE Index increased more than 6%.

Then on March 15, 2017, as economists had anticipated, the Federal Reserve increased the federal funds rate by 0.25% to a range of 0.75% to 1.00%. It was the third increase since 2008. The Federal Open Market Committee’s confidence in the improving U.S. economy was previously exhibited in December 2016 and December 2015. Economists anticipate two additional increases in 2017.

For the six months ended April 30, 2017:

•	American Beacon International Equity Fund (Investor Class) returned 11.30%.

For the same time period, the Fund’s performance benchmark returned 11.47%.

At American Beacon Advisors, we are proud to offer a broad range of domestic and global equity and fixed-income funds sub-advised by experienced asset managers who employ distinctive investment processes to manage assets through a variety of economic and market conditions. Together, we work diligently to help our shareholders meet their long-term financial goals.

Thank you for your continued interest in American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon International Equity FundSM

Performance Overview

April 30, 2017 (Unaudited)

The Investor Class of the American Beacon International Equity Fund (the “Fund”) returned 11.30% for the six months ended April 30, 2017. The Fund underperformed the MSCI EAFE Index (the “Index”) return of 11.47%.

Total Returns for the Period ended 4/30/2017
	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
Institutional Class (1,7,8)	AAIEX	11.52%	10.51%	-0.15%	6.86%	1.29%
Y Class (1,2,7,8)	ABEYX	11.49%	10.45%	-0.22%	6.77%	1.22%
Investor Class (1,8)	AAIPX	11.30%	10.09%	-0.50%	6.49%	0.95%
Advisor Class (1,3,7,8)	AAISX	11.21%	10.02%	-0.62%	6.35%	0.75%
A Class with sales charge (1,4,7,8)	AIEAX	4.88%	3.74%	-2.48%	5.13%	0.28%
A Class without sales charge (1,4,7,8)	AIEAX	11.27%	10.06%	-0.54%	6.38%	0.88%
C Class with sales charge (1,5,7,8)	AILCX	9.89%	8.26%	-1.28%	5.61%	0.36%
C Class without sales charge (1,5,7,8)	AILCX	10.89%	9.26%	-1.28%	5.61%	0.36%
R6 Class (1,6,7,8)	AAERX	11.52%	10.51%	-0.15%	6.86%	1.29%

MSCI EAFE Index (7)		11.47%	11.29%	0.86%	6.78%	0.87%

*	Not Annualized.

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Institutional Class of the Fund was waived from 2013 through 2015. Performance prior to waiving fees was lower than actual returns shown from 2013 through 2015.

2.	Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 4/30/07 up to 8/3/09, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/07.

3.	A portion of the fees charged to the Advisor Class of the Fund was waived in 2006, 2007 and 2009. Performance prior to waiving fees was lower than the actual returns shown for those periods.

4.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/07 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/07. A portion of the fees charged to the A Class of the Fund was waived from 2010 through 2012 and partially recovered in 2013. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012. The maximum sales charge for A Class is 5.75%.

5.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/07 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/07. A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2012 and partially recovered in 2013 and 2015. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

6.	Fund performance for the 6 month, one-year, three-year, five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/07 through 2/28/17, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/07. A portion of the fees charged to the R6 Class of the Fund was waived since 2/28/17. Performance prior to waiving fees was lower than the actual returns shown.

7.	The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. One cannot directly invest in an index.

8.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, C, and R6 Class shares was 0.70%, 0.78%, 1.07%, 1.20%, 1.08%, 1.86%, and 0.67%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index over the six-month period due to stock selection, while country allocation helped relative performance.

Stock selections within Japan and Israel negatively contributed to the Fund’s relative performance over the six-month period, despite value gained through selections in the United Kingdom. The Fund was hurt by investments in KDDI Corp. (down 13.1%) and Toshiba Corp. (down 54.4%) within Japan, and from its investment in

2

American Beacon International Equity FundSM

Performance Overview

April 30, 2017 (Unaudited)

Teva Pharmaceutical SP ADR (down 26.4%) within Israel. Better performing investments in the United Kingdom included Prudential PLC (up 38.9%) and Aviva PLC (up 29.7%).

Country allocation buoyed the Fund’s relative underperformance, particularly by underweighting Japan (up 4.2%) and having exposure to out-of-index Korea (up 15.6%). Underweighting Spain and overweighting out-of-index Canada (up 19.1% and up 4.5%, respectively) detracted value to the Fund’s relative performance during the period.

Although economic and market conditions vary from period to period, the Fund’s primary strategy of investing in undervalued companies with above-average earnings growth expectations remains consistent.

Top Ten Holdings (% Net Assets)
British American Tobacco PLC		2.2
Novartis AG		2.2
Prudential PLC		2.1
Akzo Nobel N.V.		1.7
Royal Dutch Shell PLC		1.7
Samsung Electronics Co., Ltd.		1.7
SAP SE		1.6
ABB Ltd.		1.6
Volkswagen AG		1.5
KDDI Corp.		1.5

Total Fund Holdings	167

Sector Allocation (% Equities)
Financials		20.3
Industrials		16.1
Consumer Discretionary		11.4
Health Care		10.5
Energy		8.4
Materials		8.2
Telecommunication Services		7.5
Consumer Staples		7.3
Information Technology		6.3
Utilities		2.1
Real Estate		1.8
Industrial		0.1

Country Allocation (% Equities)
United Kingdom	25.7
Japan	14.5
France	10.9
Germany	8.9
Switzerland	8.7
Netherlands	5.3
Republic of Korea	3.9
Canada	3.8
Sweden	2.5
Hong Kong	2.7
Italy	2.0
Norway	1.7
Singapore	1.6
Belgium	1.4
Ireland	1.4
Spain	1.4
Denmark	0.9
Australia	0.7
Luxembourg	0.7
Finland	0.5
Israel	0.5
Portugal	0.3

3

American Beacon International Equity FundSM

Expense Examples

April 30, 2017 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2016 through April 30, 2017.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon International Equity FundSM

Expense Examples

April 30, 2017 (Unaudited)

	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Expenses Paid During Period 11/1/2016-4/30/2017*
Institutional Class
Actual	$1,000.00	$1,115.20	$3.62
Hypothetical**	$1,000.00	$1,021.40	$3.46
Y Class
Actual	$1,000.00	$1,114.90	$3.99
Hypothetical**	$1,000.00	$1,021.00	$3.81
Investor Class
Actual	$1,000.00	$1,113.00	$5.45
Hypothetical**	$1,000.00	$1,019.60	$5.21
Advisor Class
Actual	$1,000.00	$1,112.10	$6.18
Hypothetical**	$1,000.00	$1,018.90	$5.91
A Class
Actual	$1,000.00	$1,112.70	$5.61
Hypothetical**	$1,000.00	$1,019.50	$5.36
C Class
Actual	$1,000.00	$1,108.90	$9.46
Hypothetical**	$1,000.00	$1,015.80	$9.05
R6 Class
Actual	$1,000.00	$1,115.20	$1.28
Hypothetical**	$1,000.00	$1,021.30	$3.56

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.69%, 0.76%, 1.04%, 1.18%, 1.07%, 1.81%, and 0.71% for the Institutional, Y, Investor, Advisor, A, C, and R6 Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

5

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Australia - 1.05%
Common Stocks - (Cost $26,829,839)
Caltex Australia Ltd.	376,612	$8,423,552
James Hardie Industries PLC, CDI	614,226	10,426,669
Westfield Corp.	1,394,345	9,480,297

Total Australia		28,330,518

Belgium - 1.37%
Common Stocks - (Cost $34,939,104)
Anheuser-Busch InBev S.A.	154,010	17,346,699
KBC Group N.V.	94,605	6,830,366
UCB S.A.A	166,830	13,004,446

Total Belgium		37,181,511

Canada - 3.67%
Common Stocks - (Cost $96,357,607)
Canadian National Railway Co.	202,300	14,622,864
Canadian Pacific Railway Ltd.	98,223	15,050,235
Encana Corp.	1,473,186	15,767,369
Gildan Activewear, Inc.	381,233	10,688,097
Manulife Financial Corp.	510,000	8,944,288
National Bank of Canada	282,202	10,967,229
Precision Drilling Corp.B	838,526	3,335,553
Silver Wheaton Corp.	305,700	6,100,339
Suncor Energy, Inc.	303,795	9,520,787
Tahoe Resources, Inc.A	538,800	4,365,502

Total Canada		99,362,263

Denmark - 0.86%
Common Stocks - (Cost $22,855,651)
AP Moller - Maersk A/S, Class B	3,853	6,664,069
Carlsberg A/S, Class B	144,356	14,407,588
Novozymes A/S, Class B	51,620	2,230,132

Total Denmark		23,301,789

Finland - 0.49%
Common Stocks - (Cost $12,621,258)
Sampo OYJ, Class AA	274,928	13,174,081

France - 10.43%
Common Stocks - (Cost $233,467,636)
Air Liquide S.A.	134,497	16,203,734
AXA S.A.	396,247	10,579,294
BNP Paribas S.A.	415,458	29,316,725
Cap Gemini S.A.	211,600	21,182,565
Cie de Saint-Gobain	237,229	12,804,388
Cie Generale des Etablissements Michelin	206,416	26,970,624
Credit Agricole S.A.	714,140	10,618,505
ENGIE S.A.	1,672,882	23,598,395
Sanofi	334,437	31,552,207
Schneider Electric SE	342,530	27,051,042
Total S.A.	305,380	15,691,117
Valeo S.A.	368,963	26,526,145
Vinci S.A.	252,059	21,443,745
Zodiac Aerospace	373,950	9,079,689

Total France		282,618,175

See accompanying notes

6

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Germany - 8.57%
Common Stocks - (Cost $133,783,564)
BASF SE	233,216	$22,726,608
Bayer AG	115,131	14,246,822
Deutsche Lufthansa AG	665,610	11,484,773
HeidelbergCement AG	152,099	14,082,919
Infineon Technologies AG	692,450	14,331,426
Innogy SE	234,560	8,623,332
Lanxess AG	212,851	15,372,220
Linde AG	40,294	7,240,025
Merck KGaA	142,635	16,749,130
SAP SE	439,071	44,035,231
Siemens AG	106,960	15,332,913
Thyssenkrupp AG	278,560	6,631,579

Total Common Stocks		190,856,978

Preferred Stocks - (Cost $45,444,769)

Volkswagen AG	260,096	41,237,589

Total Germany		232,094,567

Hong Kong - 2.63%
Common Stocks - (Cost $66,994,904)
AIA Group Ltd.	1,461,062	10,115,023
Cheung Kong Property Holdings Ltd.	1,171,582	8,404,646
China Merchants Port Holdings Co., Ltd.	2,228,044	6,373,328
China Mobile Ltd.	2,154,276	22,973,663
CK Hutchison Holdings Ltd.	818,582	10,223,922
CNOOC Ltd.	11,330,635	13,212,167

Total Hong Kong		71,302,749

Ireland - 0.97%
Common Stocks - (Cost $19,994,701)
CRH PLC	343,611	12,545,810
Ryanair Holdings PLC, Sponsored ADRB	150,683	13,852,288

Total Ireland		26,398,098

Israel - 0.49%
Common Stocks - (Cost $17,915,776)
Teva Pharmaceutical Industries Ltd., Sponsored ADR	416,466	13,151,996

Italy - 1.89%
Common Stocks - (Cost $46,915,642)
Eni SpAA	972,797	15,121,455
UniCredit SpAB	2,222,701	36,172,542

Total Italy		51,293,997

Japan - 13.87%
Common Stocks - (Cost $336,151,308)
ABC-Mart, Inc.	155,700	8,645,732
Asahi Group Holdings Ltd.	117,400	4,428,500
Daiwa House Industry Co., Ltd.	786,640	23,364,566
Don Quijote Holdings Co., Ltd.	625,500	22,809,217
East Japan Railway Co.	262,500	23,439,560
Hitachi Ltd.	3,421,000	18,876,493
IHI Corp.B	1,671,000	5,666,185

See accompanying notes

7

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Japan - 13.87% (continued)
Common Stocks - (Cost $336,151,308) (continued)
Inpex Corp.	502,400	$4,815,559
Isuzu Motors Ltd.	1,130,500	15,333,626
Japan Airlines Co., Ltd.	585,000	18,472,303
KDDI Corp.	1,511,300	40,068,600
Kirin Holdings Co., Ltd.	696,500	13,533,250
Komatsu Ltd.	596,800	15,911,098
Konica Minolta, Inc.	1,480,200	13,079,139
Mitsui Fudosan Co., Ltd.	267,000	5,866,934
Nikon Corp.	454,900	6,488,370
Nissan Motor Co., Ltd.	683,600	6,491,057
Omron Corp.	145,300	6,080,507
Panasonic Corp.	631,200	7,533,632
Ryohin Keikaku Co., Ltd.	28,600	6,449,912
Seven & I Holdings Co., Ltd.	216,900	9,164,378
SoftBank Group Corp.	281,800	21,340,710
Sony Corp.	669,000	22,559,058
Sumitomo Metal Mining Co., Ltd.	805,000	10,915,071
Sumitomo Mitsui Financial Group, Inc.	632,900	23,414,035
Sumitomo Rubber Industries Ltd.	285,700	5,136,065
Suntory Beverage & Food Ltd.	215,300	9,627,903
United Arrows Ltd.	197,700	6,118,547

Total Japan		375,630,007

Luxembourg - 0.65%
Common Stocks - (Cost $16,974,195)
ArcelorMittalB	747,635	5,898,689
RTL Group S.A.B	78,325	6,070,475
SES S.A.	127,386	2,785,638
Tenaris S.A.	187,618	2,938,873

Total Luxembourg		17,693,675

Netherlands - 5.06%
Common Stocks - (Cost $112,272,505)
Aegon N.V.	2,080,660	10,604,777
Airbus SE	94,460	7,637,914
Akzo Nobel N.V.	521,600	45,613,388
ING Groep N.V.	1,490,252	24,260,683
Koninklijke Ahold Delhaize N.V.	465,402	9,642,422
QIAGEN N.V.B	274,583	8,210,382
SBM Offshore N.V.	565,280	9,313,360
Wolters Kluwer N.V.	510,454	21,679,898

Total Netherlands		136,962,824

Norway - 1.66%
Common Stocks - (Cost $45,035,164)
Statoil ASA	579,047	9,556,366
Telenor ASA	1,721,681	27,832,440
Yara International ASA	201,410	7,487,779

Total Norway		44,876,585

Portugal - 0.27%
Common Stocks - (Cost $7,245,134)
Galp Energia SGPS S.A.	468,403	7,281,000

See accompanying notes

8

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Republic of Korea - 3.69%
Common Stocks - (Cost $79,386,779)
Hana Financial Group, Inc.	472,142	$16,265,020
Hyundai Mobis Co., Ltd.	28,434	5,547,366
Hyundai Motor Co.	23,284	2,946,565
KB Financial Group, Inc., ADR	270,917	11,776,762
Samsung Electronics Co., Ltd.	23,198	45,482,677
SK Telecom Co., Ltd.	85,261	17,945,346

Total Republic of Korea		99,963,736

Singapore - 1.49%
Common Stocks - (Cost $29,797,588)
DBS Group Holdings Ltd.	1,666,081	23,074,593
Singapore Telecommunications Ltd.	4,757,395	12,722,254
United Overseas Bank Ltd.	294,700	4,598,260

Total Singapore		40,395,107

Spain - 1.30%
Common Stocks - (Cost $34,407,696)
CaixaBank S.A.	2,333,027	10,594,953
Red Electrica Corp. S.A.	460,828	8,985,438
Telefonica S.A.	1,418,349	15,689,548

Total Spain		35,269,939

Sweden - 2.38%
Common Stocks - (Cost $59,815,027)
Alfa Laval ABA	492,640	10,106,092
Assa Abloy AB, Class BA	979,440	21,220,297
Getinge AB, Class B	422,698	8,260,872
Nordea Bank AB	1,373,474	16,902,292
Swedbank AB, Class A	331,542	7,856,871

Total Sweden		64,346,424

Switzerland - 8.34%
Common Stocks - (Cost $212,111,455)
ABB Ltd.	1,735,815	42,496,938
Aryzta AGA B	318,414	10,339,655
Cie Financiere Richemont S.A.	259,653	21,698,640
Julius Baer Group Ltd.B	175,964	9,169,581
Novartis AG	766,032	58,934,422
Roche Holding AG	143,573	37,559,851
Swiss Re AG	103,871	9,040,431
UBS Group AG	1,134,880	19,389,909
Zurich Insurance Group AG	62,365	17,261,629

Total Switzerland		225,891,056

United Kingdom - 24.61%
Common Stocks - (Cost $649,630,366)
Aon PLC	160,599	19,246,184
AstraZeneca PLC	333,239	20,015,955
Aviva PLC	3,304,718	22,450,006
BAE Systems PLC	1,570,260	12,751,923
Balfour Beatty PLC	2,655,985	10,038,007
Barclays PLC	10,974,502	30,169,568
BHP Billiton PLC	1,245,577	18,955,927

See accompanying notes

9

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

United Kingdom - 24.61% (continued)
Common Stocks - (Cost $649,630,366) (continued)
BP PLC	4,622,103	$26,490,458
British American Tobacco PLC	900,510	60,824,623
BT Group PLC	2,006,909	7,921,510
Carnival PLC	289,901	17,895,355
Cobham PLCA	4,653,845	7,986,645
ConvaTec Group PLCB	777,610	3,092,988
Diageo PLC	777,435	22,620,754
GlaxoSmithKline PLC	1,037,109	20,820,573
Howden Joinery Group PLC	1,681,551	10,083,878
HSBC Holdings PLC	1,634,824	13,501,210
Informa PLC	1,458,541	12,128,029
Johnson Matthey PLC	144,790	5,586,575
Kingfisher PLC	1,683,093	7,440,138
Lloyds Banking Group PLC	18,326,279	16,425,438
Petrofac Ltd.	609,354	6,428,318
Provident Financial PLC	230,755	9,575,913
Prudential PLC	2,590,986	57,586,266
RELX PLC	940,421	19,074,390
Rolls Royce Holdings PLC	272,600	2,866,939
Rolls Royce Holdings PLC, Class CB C	17,828,100	23,091
Royal Dutch Shell PLC, Class A	988,063	25,626,762
Royal Dutch Shell PLC, Class B	1,711,013	45,485,508
Shire PLC	449,844	26,434,268
Sky PLC	516,837	6,640,516
SSE PLC	669,355	12,059,248
Standard Chartered PLCB	1,793,917	16,756,937
Unilever PLC	353,534	18,187,667
Vodafone Group PLC	10,964,303	28,267,004
Wolseley PLC	372,004	23,628,418

Total Common Stocks		665,086,989

Rights - (Cost $1,180,374)

Cobham PLCA B	1,861,538	1,374,306

Total United Kingdom		666,461,295

SHORT-TERM INVESTMENTS - 2.78% (Cost $75,397,776)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.69%D	75,397,776	75,397,776

SECURITIES LENDING COLLATERAL - 2.50% (Cost $67,610,350)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.69%D	67,610,350	67,610,350

TOTAL INVESTMENTS - 101.02% (Cost $2,485,136,168)		2,735,989,518
OTHER LIABILITIES, NET OF ASSETS - (1.02%)		(27,671,827)

TOTAL NET ASSETS - 100.00%		$2,708,317,691

Percentages are stated as a percent of net assets.

A All or a portion of this security is on loan at April 30, 2017.

B Non-income producing security.

C Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $23,091 or 0.00% of net assets.

D The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

CDI - Chess Depository Interest.

PLC - Public Limited Company.

See accompanying notes

10

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

Futures Contracts Open on April 30, 2017:
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	Long	26	May 2017	$2,926,485	$64,318
ASX SPI 200 Index Futures	Long	55	June 2017	6,088,012	101,541
CAC 40 Index Futures	Long	153	May 2017	8,691,449	429,674
DAX Index Futures	Long	23	June 2017	7,808,969	167,550
FTSE 100 Index Futures	Long	159	June 2017	14,755,332	(189,533)
FTSE/MIB Index Futures	Long	16	June 2017	1,768,235	43,407
Hang Seng Index Futures	Long	18	May 2017	2,841,843	52,039
IBEX 35 Index Futures	Long	24	May 2017	2,804,636	122,960
OMX 30 Index Futures	Long	133	May 2017	2,429,561	96,798
S&P/TSX 60 Index Futures	Long	65	June 2017	8,731,090	12,821
TOPIX Index Futures	Long	139	June 2017	19,077,780	130,417

				$77,923,392	$1,031,992

Forward Currency Contracts Open on April 30, 2017:
Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	EUR	16,371,740	6/8/2017	BNP	$429,181	$-	$429,181
Buy	AUD	633,109	6/8/2017	BNP	-	(15,233)	(15,233)
Buy	EUR	2,828,392	6/8/2017	BOA	76,841	-	76,841
Buy	GBP	1,609,727	6/8/2017	BOA	71,967	-	71,967
Sell	EUR	2,750,657	6/8/2017	BOA	-	(64,954)	(64,954)
Buy	SEK	1,659,315	6/8/2017	BOM	25,809	-	25,809
Buy	CAD	1,040,076	6/8/2017	BOM	-	(18,595)	(18,595)
Buy	CAD	8,975,142	6/8/2017	BOM	-	(213,283)	(213,283)
Buy	CHF	1,519,883	6/8/2017	BOM	-	(18,221)	(18,221)
Buy	CHF	1,251,964	6/8/2017	BOM	-	(5,626)	(5,626)
Buy	CAD	1,244,573	6/8/2017	BOM	-	(22,083)	(22,083)
Sell	GBP	21,364,568	6/8/2017	BOM	-	(705,669)	(705,669)
Sell	CAD	2,574,453	6/8/2017	BOM	27,740	-	27,740
Buy	JPY	22,746,009	6/8/2017	BRC	-	(155,981)	(155,981)
Buy	SEK	249,629	6/8/2017	CBK	-	(1,618)	(1,618)
Buy	GBP	17,628,134	6/8/2017	CBK	610,809	-	610,809
Buy	AUD	981,027	6/8/2017	CBK	-	(6,782)	(6,782)
Sell	GBP	1,824,708	6/8/2017	CBK	-	(110,361)	(110,361)
Sell	CHF	2,380,168	6/8/2017	CBK	-	(4,965)	(4,965)
Buy	CHF	984,046	6/8/2017	FBF	14,729	-	14,729
Buy	CHF	8,203,742	6/8/2017	FBF	-	(48,789)	(48,789)
Buy	SEK	457,515	6/8/2017	FBF	-	(5,310)	(5,310)
Buy	JPY	3,421,855	6/8/2017	FBF	-	(16,307)	(16,307)
Buy	CAD	5,904,123	6/8/2017	GLM	-	(105,872)	(105,872)
Buy	CHF	5,831,388	6/8/2017	GLM	82,229	-	82,229
Buy	GBP	2,390,695	6/8/2017	GLM	87,604	-	87,604
Sell	JPY	2,466,662	6/8/2017	GLM	-	(63,992)	(63,992)
Sell	EUR	32,401,017	6/8/2017	GLM	-	(262,205)	(262,205)
Buy	SEK	290,909	6/8/2017	HUS	3,920	-	3,920
Buy	JPY	4,011,512	6/8/2017	HUS	-	(38,524)	(38,524)
Buy	SEK	415,779	6/8/2017	HUS	-	(1,815)	(1,815)
Sell	AUD	1,960,355	6/8/2017	HUS	12,600	-	12,600
Buy	GBP	1,769,685	6/8/2017	JPM	100,580	-	100,580
Buy	AUD	6,947,259	6/8/2017	JPM	-	(173,105)	(173,105)
Buy	CAD	1,400,694	6/8/2017	JPM	-	(28,812)	(28,812)
Sell	CHF	838,856	6/8/2017	JPM	-	(9,893)	(9,893)
Buy	GBP	11,214,132	6/8/2017	MYC	607,939	-	607,939

See accompanying notes

11

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	CAD	862,742	6/8/2017	MYC	$-	$(21,331)	$(21,331)
Buy	GBP	2,668,140	6/8/2017	MYC	101,763	-	101,763
Buy	CHF	1,171,388	6/8/2017	MYC	10,269	-	10,269
Sell	EUR	7,678,001	6/8/2017	MYC	-	(131,364)	(131,364)
Buy	JPY	15,116,762	6/8/2017	RBC	303,550	-	303,550
Buy	CAD	1,525,298	6/8/2017	RBC	-	(32,314)	(32,314)
Buy	EUR	4,173,842	6/8/2017	RBC	26,926	-	26,926
Sell	CAD	965,071	6/8/2017	RBC	12,365	-	12,365
Sell	CAD	11,082,413	6/8/2017	RBC	255,745	-	255,745
Sell	GBP	4,770,940	6/8/2017	RBC	-	(55,178)	(55,178)
Buy	JPY	2,277,772	6/8/2017	SCB	44,919	-	44,919
Buy	JPY	2,191,368	6/8/2017	SCB	29,387	-	29,387
Buy	AUD	1,064,837	6/8/2017	SCB	-	(20,229)	(20,229)
Buy	JPY	3,010,810	6/8/2017	SCB	-	(21,379)	(21,379)
Sell	CHF	10,238,310	6/8/2017	SCB	42,347	-	42,347
Buy	CHF	765,665	6/8/2017	SOG	-	(1,495)	(1,495)
Buy	EUR	27,071,594	6/8/2017	SOG	176,653	-	176,653
Buy	GBP	3,128,388	6/8/2017	SOG	89,986	-	89,986
Buy	SEK	343,730	6/8/2017	SOG	5,755	-	5,755
Sell	SEK	275,238	6/8/2017	SOG	-	(2,666)	(2,666)
Sell	JPY	28,006,995	6/8/2017	SOG	209,336	-	209,336
Sell	JPY	6,147,138	6/8/2017	SOG	133,656	-	133,656
Sell	JPY	291,514	5/8/2017	SSB	-	-	-
Buy	AUD	4,584,564	6/8/2017	TDB	-	(50,210)	(50,210)
Buy	EUR	2,454,357	6/8/2017	UAG	23,103	-	23,103
Buy	SEK	2,715,118	6/8/2017	UAG	-	(26,024)	(26,024)
Buy	EUR	4,661,609	6/8/2017	UAG	3,706	-	3,706
Sell	SEK	3,361,634	6/8/2017	UAG	14,679	-	14,679
Buy	AUD	719,869	6/8/2017	WBC	-	(8,921)	(8,921)
Buy	AUD	1,187,559	6/8/2017	WBC	-	(21,155)	(21,155)
Buy	EUR	3,703,535	6/8/2017	WBC	80,962	-	80,962
Sell	AUD	741,990	6/8/2017	WBC	6,897	-	6,897
Sell	AUD	8,551,624	6/8/2017	WBC	152,512	-	152,512
Sell	SEK	773,063	6/8/2017	WBC	-	(14,455)	(14,455)

					$3,876,464	$(2,504,716)	$1,371,748

Glossary:

Counterparty Abbreviations:
BNP	BNP Paribas, N.A.
BOA	Bank of America, N.A.
BOM	Bank of Montreal
BRC	Barclays Bank PLC
CBK	Citibank, N.A.
FBF	Credit Suisse International
GLM	Goldman Sachs Bank USA
HUS	HSBC Bank (USA)
JPM	JPMorgan Chase Bank, N.A.
MYC	Morgan Stanley Capital Services
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SOG	Societe Generale
SSB	State Street Bank & Trust Company
TDB	Toronto Dominion Bank
UAG	UBS AG
WBC	Westpac Banking Corporation

See accompanying notes

12

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2017, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$28,330,518	$-	$-	$28,330,518
Belgium	37,181,511	-	-	37,181,511
Canada	99,362,263	-	-	99,362,263
Denmark	23,301,789	-	-	23,301,789
Finland	13,174,081	-	-	13,174,081
France	282,618,175	-	-	282,618,175
Germany	190,856,978	-	-	190,856,978
Hong Kong	71,302,749	-	-	71,302,749
Ireland	26,398,098	-	-	26,398,098
Israel	13,151,996	-	-	13,151,996
Italy	51,293,997	-	-	51,293,997
Japan	375,630,007	-	-	375,630,007
Luxembourg	17,693,675	-	-	17,693,675
Netherlands	136,962,824	-	-	136,962,824
Norway	44,876,585	-	-	44,876,585
Portugal	7,281,000	-	-	7,281,000
Republic of Korea	99,963,736	-	-	99,963,736
Singapore	40,395,107	-	-	40,395,107
Spain	35,269,939	-	-	35,269,939
Sweden	64,346,424	-	-	64,346,424
Switzerland	225,891,056	-	-	225,891,056
United Kingdom	665,063,898	-	23,091	665,086,989
Foreign Preferred Stocks
Germany	41,237,589	-	-	41,237,589
Foreign Rights
United Kingdom	1,374,306	-	-	1,374,306
Short-Term Investments - Money Market Funds	75,397,776	-	-	75,397,776
Securities Lending Collateral Invested in Money Market Funds	67,610,350	-	-	67,610,350

Total Investments in Securities - Assets	$2,735,966,427	$-	$23,091	$2,735,989,518

Financial Derivative Instruments - Assets
Futures Contracts	$1,221,525	$-	$-	$1,221,525
Forward Currency Contracts	-	3,876,464	-	3,876,464

Total Financial Derivative Instruments - Assets	$1,221,525	$3,876,464	$-	$5,097,989

Financial Derivative Instruments - Liabilities
Futures Contracts	$(189,533)	$-	$-	$(189,533)
Forward Currency Contracts	-	(2,504,716)	-	(2,504,716)

Total Financial Derivative Instruments - Liabilities	$(189,533)	$(2,504,716)	$-	$(2,694,249)

U.S. GAAP also requires all transfers between any level to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2017, there were no transfers between levels.

See accompanying notes

13

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

The following table is a reconciliation of Level 3 assets in the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 10/31/2016	Net Purchases	Net Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 4/30/2017	Change in Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$-	$22,919	$-	$-	$-	$172	$-	$-	$23,091	$172

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

The common stock classified as Level 3 was fair valued using the redemption value as of April 30, 2017. However, these securities are included in the Level 3 category due to limited market transparency and/or lack of corroboration to support the valuation.

See accompanying notes

14

American Beacon International Equity FundSM

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$2,592,981,392
Investments in affiliated securities, at fair value‡	143,008,126
Foreign currency, at fair value^	196,782
Foreign currency deposits with brokers for futures contracts, at fair value¤	4,213,799
Cash	3,400,000
Dividends and interest receivable	12,291,207
Receivable for investments sold	14,302,486
Receivable for fund shares sold	3,760,595
Receivable for tax reclaims	3,057,601
Receivable for expense reimbursement (Note 2)	178
Receivable for variation margin on open futures contracts	2,918,938
Unrealized appreciation from forward currency contracts	3,876,464
Prepaid expenses	179,685

Total assets	2,784,187,253

Liabilities:
Payable for investments purchased	1,544,456
Payable for fund shares redeemed	1,546,724
Payable upon return of securities loaned§	67,610,350
Management and investment advisory fees payable	2,173,283
Administrative service and service fees payable	118,035
Transfer agent fees payable	128,559
Custody and fund accounting fees payable	34,855
Professional fees payable	52,914
Trustee fees payable	5,699
Payable for prospectus and shareholder reports	96,871
Unrealized depreciation from forward currency contracts	2,504,716
Other liabilities	53,100

Total liabilities	75,869,562

Net Assets	$2,708,317,691

Analysis of Net Assets:
Paid-in-capital	$2,465,519,048
Undistributed net investment income	9,391,131
Accumulated net realized (loss)	(20,019,593)
Unrealized appreciation of investments	385,883,430
Unrealized depreciation of currency transactions	(133,488,317)
Unrealized appreciation of futures contracts	1,031,992

Net assets	$2,708,317,691

See accompanying notes

15

American Beacon International Equity FundSM

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	75,941,277

Y Class	45,258,788

Investor Class	17,416,877

Advisor Class	1,334,310

A Class	1,163,795

C Class	353,855

R6 ClassA	5,618

Net assets:
Institutional Class	$1,438,408,603

Y Class	$888,820,069

Investor Class	$327,080,913

Advisor Class	$25,645,940

A Class	$21,820,432

C Class	$6,435,324

R6 ClassA	$106,410

Net asset value, offering and redemption price per share:
Institutional Class	$18.94

Y Class	$19.64

Investor Class	$18.78

Advisor Class	$19.22

A Class	$18.75

A Class (offering price)	$19.89

C Class	$18.19

R6 ClassA	$18.94

† Cost of investments in unaffiliated securities	$2,342,128,042
‡ Cost of investments in affiliated securities	$143,008,126
§ Fair value of securities on loan	$64,242,131
^ Cost of foreign currency	$195,695
¤ Cost of foreign currency deposits with brokers	$6,055,213

A Class commenced operations February 28, 2017 (Note 1).

See accompanying notes

16

American Beacon International Equity FundSM

Statement of Operations

For the Period Ended April 30, 2017 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$34,942,344
Dividend income from affiliated securities	190,551
Income derived from securities lending	524,987

Total investment income	35,657,882

Expenses:
Management and investment advisory fees (Note 2)	7,847,769
Transfer agent fees:
Institutional Class	221,261
Y Class	83,436
Investor Class	8,094
Advisor Class	2,045
A Class	1,644
C Class	217
R6 ClassA	373
Custody and fund accounting fees	355,679
Professional fees	62,671
Registration fees and expenses	97,068
Service fees (Note 2):
Y Class	347,126
Investor Class	604,082
Advisor Class	29,326
A Class	15,644
C Class	3,784
Distribution fees (Note 2):
Advisor Class	29,326
A Class	26,074
C Class	25,225
Prospectus and shareholder report expenses	117,716
Trustee fees	78,922
Other expenses	133,754

Total expenses	10,091,236

Net fees waived and expenses reimbursed / (recouped) by Manager (Note 2)	(364)

Net expenses	10,090,872

Net investment income	25,567,010

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	103,826,364
Commission recapture (Note 1)	61,244
Foreign currency transactions	(52,909,929)
Futures contracts	10,027,791
Change in net unrealized appreciation (depreciation) of:
Investments	159,014,677
Foreign currency transactions	45,869,488
Futures contracts	(1,191,269)

Net gain from investments	264,698,366

Net increase in net assets resulting from operations	$290,265,376

† Foreign taxes	$3,658,125

A Class commenced operations February 28, 2017 (Note 1).

See accompanying notes

17

American Beacon International Equity FundSM

Statements of Changes of Net Assets

	For the Six Months Ended April 30, 2017	For the Year Ended October 31, 2016
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$25,567,010	$53,490,297
Net realized gain (loss) from investments, commission recapture, foreign currency transactions, and futures contracts	61,005,470	(69,713,130)
Change in net unrealized appreciation (depreciation) of investments, foreign currency transactions, and futures contracts	203,692,896	(48,671,035)

Net increase (decrease) in net assets resulting from operations	290,265,376	(64,893,868)

Distributions to Shareholders:
Net investment income:
Institutional Class	(34,791,829)	(16,686,558)
Y Class	(18,973,818)	(8,452,221)
Investor Class	(7,051,311)	(3,881,250)
Advisor Class	(456,420)	(277,450)
A Class	(472,655)	(124,783)
C Class	(111,074)	(21,084)
Net realized gain from investments:
Institutional Class	–	(9,476,767)
Y Class	–	(4,762,157)
Investor Class	–	(2,928,681)
Advisor Class	–	(209,279)
A Class	–	(91,005)
C Class	–	(32,829)

Net distributions to shareholders	(61,857,107)	(46,944,064)

Capital Share Transactions:
Proceeds from sales of shares	355,884,272	1,257,857,958
Reinvestment of dividends and distributions	57,320,154	42,786,888
Cost of shares redeemed	(584,149,120)	(638,592,286)

Net increase (decrease) in net assets from capital share transactions	(170,944,694)	662,052,560

Net increase in net assets	57,463,575	550,214,628

Net Assets:
Beginning of period	2,650,854,116	2,100,639,488

End of Period*	$2,708,317,691	$2,650,854,116

* Includes undistributed net investment income	$9,391,131	$52,877,849

See accompanying notes

18

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company. As of April 30, 2017, the Trust consists of thirty-two active series, one of which is presented in this filing: American Beacon International Equity Fund (the “Fund”). The remaining thirty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

New Accounting Pronouncements

In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in, and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and its impact, if any, on the Fund’s Financial Statements.

Class Disclosure

The inception date of the R6 Class was February 28, 2017.

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly or through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000
Investor	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors.	$2,500
Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500
A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500
C Class	Retail investors who invest directly through a financial intermediary such as a broker or employee directed benefit plans with applicable sales charges, which may include CDSC.	$1,000
R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	$5,000,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the

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American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

respective Fund. Class specific expenses, where applicable, currently include administration service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, which is part of the U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the Net Asset Value (“NAV”). The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund also designates earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gains in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

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American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management Agreement

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide investment advisory, fund management, and administrative services to the Fund. As compensation for performing the duties under the Management Agreement, the Manager receives from the Fund an annualized fee at the following annual rates as a percentage of average daily net assets: 0.35% of the first $15 billion, 0.325% of the next $15 billion, and 0.30% of the next $30 billion. The Fund pays the unaffiliated investment advisors hired to direct investment activities of the Fund an annualized investment advisory fee based on a percentage of the Fund’s average daily assets. Management fees paid by the Fund during the period ended April 30, 2017 were as follows:

Fund	Management Fee Rate	Management Fee	Amount Paid to Investment Advisors	Amount Paid to Manager
International Equity	0.62%	$7,847,769	$3,168,585	$4,679,184

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statement of Operations. During the period ended April 30, 2017, the Manager received securities lending fees of $64,885 for the securities lending activities of the Fund.

Distribution Plans

The Fund, except for the Advisor, A, and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

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American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.10% of the average daily net assets of the Y Class, up to 0.15% of the average net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class. Effective April 1, 2017, the Fund terminated the service plan for the Y Class.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional Class of the Fund and has agreed to compensate the intermediaries for providing these services. Effective April 1, 2017, the Fund has agreed to compensate the intermediaries for providing services to the Y Class. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to the Trust’s Board of Trustees (the “Board”) approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended April 30, 2017, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
International Equity	$273,791

As of April 30, 2017, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
International Equity	$123,197

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2017, the Manager earned fees totaling $64,885 on the Fund’s direct investments in the USG Select Fund and $9,752 from the Fund’s securities lending collateral invested in USG Select Fund.

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. During the period ended April 30, 2017, the Fund did not utilize the credit facility.

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American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Expense Reimbursement Plan

The Manager voluntarily agreed to reduce fees and/or reimburse expenses for the R6 Class of the Fund to the extent that total operating expenses exceed the expense cap. During the period ended April 30, 2017, the Manager waived and/or reimbursed expenses as follows:

	Expense Cap		Expiration of Reimbursed Expenses
Class	2/28/2017 - 4/30/2017	Reimbursed Expenses
R6	0.67%	$364	2020

Of this amount, $178 was disclosed as a receivable from the Manager on the Statement of Assets and Liabilities at April 30, 2017. The Fund has adopted an Expense Reimbursement Plan whereby the Manage may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses above will expire in 2020. The carryover of excess expenses potentially reimbursable to the manager, but not recorded as a liability are as follows:

Fund	Recovered Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
International Equity	$-	$151,730	$-	2017
International Equity	-	105,014	-	2018

Sales Commissions

The Fund’s distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the period ended April 30, 2017, Foreside collected $2,356 in sales commissions from the sale of Class A Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended April 30, 2017, CDSC fees of $625 were collected for the Class A Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended April 30, 2017, CDSC fees of $44 were collected for Class C Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the Trust, the American Beacon Select Funds and the American Beacon Institutional Funds Trust, each Trustee receives an annual retainer of $120,000, plus $5,000 for each Board of Trustee meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board

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American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Chairman receives an additional annual retainer of $50,000 as well as a single $5,000 fee each quarter for his attendance at the committee meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trust according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of its portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depository Receipts (ADRs) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

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American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Fixed-income securities are considered Level 2 as they are valued using observable inputs.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day

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American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (of instance, in a forced or distressed sale). The price used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S.GAAP requires a reconciliation of the beginning to ending balances for reported fair value that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, has been included in the footnotes of the Schedule of Investments.

4.  Securities and Other Investments

American Depositary Receipts (“ADRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

CHESS Depository Instruments (“CDIs”)

CDIs are financial products through which a unit of beneficial ownership is obtained in the underlying financial interests of the issuer. The financial interests of the issuer can be foreign equities, debt or other securities through one or more nominee companies, known as depository nominees. These underlying financial interests are quoted on the Australian Stock Exchange (“ASX”) market. With the exception of voting arrangements and some corporate actions of foreign issuers domiciled in certain jurisdictions, the CDI holder has the same rights as holders of financial interests of the issuer that are legally registered in the holder’s name. All of the economic benefits such as dividends, bonus issues, rights issues, interest payments, and maturity payments or similar

26

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

corporate actions flow through to the CDI holder as if you were the legal owner of the corresponding financial product. The difference between holding CDIs and holding the foreign shares of the issuer is that the holder has beneficial ownership of the equivalent number of foreign shares of the issuer instead of legal title. Legal title to the foreign shares of the issuer is held by a nominee company on behalf of CDI holders.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or the sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Preferred Stock

A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock generally has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

27

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Rights and Warrants

Rights are short-term warrants issued in conjunction with new stock or bond issues. Warrants are options to purchase an issuer’s securities at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may be purchased with values that vary depending on the change in value of one or more specified indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of the exercise. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price. There is no specific limit on the percentage of assets the Fund may invest in rights and warrants.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs and to hedge currency exposures. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Forward Currency Contracts

The Fund may enter into forward currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund may also use forward currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

During the period ended April 30, 2017, the Fund entered into forward currency exchange contracts primarily for hedging foreign currency fluctuations.

The Fund’s forward currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of forward currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

Average Forward Currency Notional Amount Outstanding Period Ended April 30, 2017
Fund	Purchased Contracts	Sold Contracts
International Equity	$190,356,233	$94,735,989

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

28

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended April 30, 2017, the Fund entered into future contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2017
International Equity	1,244

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward currency contracts	$–	$3,876,464	$–	$–	$–	$3,876,464
Receivable for variation margin from open futures contracts(2)	–	–	–	–	1,221,525	1,221,525

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward currency contracts	$–	$(2,504,716)	$–	$–	$–	$(2,504,716)
Payable for variation margin from open futures contracts(2)	–	–	–	–	(189,533)	(189,533)

29

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

The effect of financial derivative instruments on the Statement of Operations for the period ended April 30, 2017:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) of derivatives recognized as a result of operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Net realized gain (loss) from foreign currency transactions	$–	$(7,977,009)	$–	$–	$-	$(7,977,009)
Net realized gain (loss) from futures contracts	–	–	–	–	10,027,791	10,027,791

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Change in net unrealized appreciation (depreciation) from foreign currency transactions	$–	$5,378,520	$–	$–	$–	$5,378,520
Change in unrealized appreciation (depreciation) from futures contracts	–	–	–	–	(1,191,269)	(1,191,269)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in over-the-counter (“OTC”) derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

6.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Allocation Risk

The sub-advisor’s judgments about, and allocations among, asset classes and market exposures may adversely affect the Fund’s performance. This risk may be increased by the use of derivatives to increase allocations to various market exposures.

Counterparty Risk

The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund.

30

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Currency Risk

The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward currency exchange contracts in non-U.S. currencies, and non-U.S. currency futures contracts. Foreign currencies will fluctuate, and may decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, receive revenues in, or in derivatives that provide exposure to, foreign (non-US) currencies.

Cybersecurity and Operational Risk

The Fund and its service providers, and shareholders’ ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. It is not possible for the Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Equity Investments Risk

Equity securities are subject to investment and market risk. The Fund’s investments in equity securities may include common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risks.

Common Stock - The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Depositary Receipts - Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt or foreign stock, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

REITs - Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of net income and gains under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. REITs typically incur fees that are separate from those incurred by the Fund. Accordingly, the Fund’s investment in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. The value of REIT common stock may decline when interest rates rise.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, and (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

31

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk

The value of, and/or the return generated by, a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Market Risks

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Market Timing Risk

Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund’s net asset value (“NAV”), (ii) an increase in the Fund’s expenses, and (iii) interference with

32

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds. For example, money market funds are subject to interest rate risk, credit risk, and market risk.

Securities Lending Risk

To the extent the Fund lends its securities, it may be subject to the following risks; i) borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, ii) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Segregated Assets Risk

In connection with certain transactions that may give rise to future payment obligations, including the purchase and sale of futures contracts, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the obligation. Segregated assets cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. The need to maintain cash or other liquid securities in segregated accounts could limit the Fund’s ability to pursue other opportunities as they arise.

Valuation Risk

The Fund may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

Value Stocks Risk

Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may decline. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Different investment styles could cause the Fund to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provides for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions

33

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2017.

Offsetting of Financial and Derivative Assets and Liabilities as of April 30, 2017:
	Assets	Liabilities
Futures Contracts	$1,221,525	$189,533
Forward Currency Contracts	3,876,464	2,504,716

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$5,097,989	$2,694,249

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,221,525)	(189,533)

Total derivative assets and liabilities subject to an MNA	$3,876,464	$2,504,716

	Remaining Contractual Maturity of the Agreements As of April 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$63,599,918	$-	$-	$-	$63,599,918
Rights	642,213	-	-	-	642,213

Total Borrowings	$64,242,131	$-	$-	$-	$64,242,131

Gross amount of recognized liabilities for securities lending transactions					$64,242,131

Financial and Derivative Assets and Liabilities and Collateral Received/(Pledged) by Counterparty as of April 30, 2017:
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Assets
Bank of America N.A.	$148,808	$(64,954)	$-	$-	$83,854
Bank of Montreal	53,549	(53,549)	-	-	-
BNP Paribas	429,181	(15,233)	-	-	413,948
Citibank N.A.	610,809	(123,726)	-	-	487,083
Credit Suisse International	14,729	(14,729)	-	-	-
Goldman Sachs Capital Markets L.P.	169,833	(169,833)	-	-	-
HSBC Bank (USA)	16,520	(16,520)	-	-	-
JPMorgan Chase Bank N.A.	100,580	(100,580)	-	-	-
Morgan Stanley Bank, N.A.	719,971	(152,695)	-	-	567,276
Royal Bank of Canada	598,586	(87,492)	-	-	511,094
Societe Generale	615,386	(4,161)	-	-	611,225
Standard and Chartered Bank	116,653	(41,608)	-	-	75,045
UBS AG	41,488	(26,024)	-	-	15,464
Westpac	240,371	(44,531)	-	-	195,840

Total	$3,876,464	$(915,635)	$-	$-	$2,960,829

34

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Assets
Bank of America N.A.	$64,954	$(64,954)	$-	$-	$-
Bank of Montreal	983,477	(53,549)	-	-	929,928
Barclays Bank PLC	155,981	-	-	-	155,981
BNP Paribas	15,233	(15,233)	-	-	-
Citibank N.A.	123,726	(123,726)	-	-	-
Credit Suisse International	70,406	(14,729)	-	-	55,677
Goldman Sachs Capital Markets L.P.	432,069	(169,833)	-	-	262,236
HSBC Bank (USA)	40,339	(16,520)	-	-	23,819
JPMorgan Chase Bank N.A.	211,810	(100,580)	-	-	111,230
Morgan Stanley Bank, N.A.	152,695	(152,695)	-	-	-
Royal Bank of Canada	87,492	(87,492)	-	-	-
Societe Generale	4,161	(4,161)	-	-	-
Standard and Chartered Bank	41,608	(41,608)	-	-	-
Toronto Dominion Bank	50,210	-	-	-	50,210
UBS AG	26,024	(26,024)	-	-	-
Westpac	44,531	(44,531)	-	-	-

Total	$2,504,716	$(915,635)	$-	$-	$1,589,081

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

35

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

The tax character of distributions paid were as follows:

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
	(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$34,791,829	$16,689,014
Y Class	18,973,818	8,453,455
Investors Class	7,051,311	3,882,009
Advisor Class	456,420	277,504
A Class	472,655	124,807
C Class	111,074	21,093
Long-term capital gains
Institutional Class	–	9,474,311
Y Class	–	4,760,923
Investors Class	–	2,927,922
Advisor Class	–	209,225
A Class	–	90,981
C Class	–	32,820

Total distributions paid	$61,857,107	$46,944,064

*For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2017 the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation (depreciation)
International Equity	$2,503,999,351	$339,490,751	$(107,500,585)	$231,990,166

Fund	Net unrealized appreciation (depreciation)	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Other temporary differences	Distributable earnings
International Equity	$231,990,166	$11,646,450	$–	$(2,605,854)	$1,767,881	$242,798,643

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains (losses) on certain derivative instruments, the realization for tax purposes of unrealized gain (losses) on investments in passive foreign investment companies, and Section 732 basis adjustments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from foreign currency re-classes, gains (losses) from sales of investments in passive foreign investment companies and Section 732 basis adjustments as of April 30, 2017:

Fund	Paid-in-capital	Undistributed (overdistribution of) net investment income	Accumulated net realized gain (loss)	Net unrealized appreciation (depreciation)
International Equity	$(2)	$(7,196,621)	$7,196,623	$–

36

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of April 30, 2017 the Fund had $1,992,610 short-term post RIC MOD capital loss carryforwards.

As of April 30, 2017, the Fund utilized $19,955,541 of short-term and $44,112,279 of long-term post RIC MOD capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period ended April 30, 2017 were $362,413,339 and $571,008,913, respectively.

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2017 are as follows:

Type of Transaction	October 31, 2016 Shares/Fair Value	Purchases	Sales	April 30, 2017 Shares/Fair Value	Dividend Income
Direct	$87,141,057	$704,903,176	$716,646,457	$75,397,776	$665,788
Securities Lending	1,283,709	431,948,751	(365,622,110)	67,610,350	n/a

9.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

37

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2017, the value of outstanding securities on loan and the value of collateral was as follows:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$64,242,131	$67,610,350	$–	$67,610,350

Cash collateral is listed in the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	Institutional Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	13,117,205	$234,424,977	39,315,483	$674,540,803
Reinvestment of dividends	1,852,549	31,919,427	1,293,027	22,763,428
Shares redeemed	(22,300,125)	(400,493,402)	(17,470,092)	(305,075,450)

Net (decrease) in shares outstanding	(7,330,371)	$(134,148,998)	23,138,418	$392,228,781

	Y Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	4,189,652	$77,326,526	27,158,767	$459,233,941
Reinvestment of dividends	972,177	17,372,801	685,248	12,498,922
Shares redeemed	(5,409,353)	(100,092,146)	(12,558,440)	(226,108,345)

Net (decrease) in shares outstanding	(247,524)	$(5,392,819)	15,285,575	$245,624,518

	Investor Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	1,662,258	$29,357,354	5,700,250	$96,710,198
Reinvestment of dividends	410,726	7,027,516	388,556	6,791,967
Shares redeemed	(4,084,250)	(72,056,196)	(5,089,939)	(87,258,245)

Net (decrease) in shares outstanding	(2,011,266)	$(35,671,326)	998,867	$16,243,920

38

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

	Advisor Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	173,688	$3,167,077	775,088	$13,279,031
Reinvestment of dividends	26,039	456,207	27,102	486,499
Shares redeemed	(210,320)	(3,764,680)	(787,201)	(13,645,734)

Net (decrease) in shares outstanding	(10,593)	$(141,396)	14,989	$119,796

	A Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	437,431	$7,611,077	798,761	$13,513,325
Reinvestment of dividends	25,526	435,992	11,164	195,041
Shares redeemed	(383,187)	(6,761,604)	(303,956)	(5,233,453)

Net (decrease) in shares outstanding	79,770	$1,285,465	505,969	$8,474,913

	C Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	228,979	$3,897,261	34,805	$580,660
Reinvestment of dividends	6,515	108,211	2,988	51,031
Shares redeemed	(57,726)	(981,092)	(77,300)	(1,271,059)

Net (decrease) in shares outstanding	177,768	$3,024,380	(39,507)	$(639,368)

	R6 Class
	February 28, 2017 to April 30, 2017		Year Ended October 31, 2016
American Beacon International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	5,618	$100,000	–	$–

Net (decrease) in shares outstanding	5,618	$100,000	–	$–

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

39

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional ClassA
	Six Months Ended April 30,		Year Ended October 31,

	2017		2016	2015		2014		2013		2012B

	(unaudited)
Net asset value, beginning of period	$17.41		$18.79	$19.51		$20.07		$16.05		$15.27

Income from investment operations:
Net investment income	0.20		0.29	0.35		0.54		0.36		0.41
Net gains (losses) on investments (both realized and unrealized)	1.76		(1.24)	(0.55)		(0.77)		4.07		0.92

Total income (loss) from investment operations	1.96		(0.95)	(0.20)		(0.23)		4.43		1.33

Less distributions:
Dividends from net investment income	(0.43)		(0.27)	(0.52)		(0.33)		(0.41)		(0.55)
Distributions from net realized gains	-		(0.16)	-		-		-		-

Total distributions	(0.43)		(0.43)	(0.52)		(0.33)		(0.41)		(0.55)

Redemption fees added to beneficial interests	-		-	-	C	-	C	-	C	-	C

Net asset value, end of period	$18.94		$17.41	$18.79		$19.51		$20.07		$16.05

Total returnD	11.52	%E	(5.07)%	(0.99)%		(1.18)%		28.14%		9.25%

Ratios and supplemental data:
Net assets, end of period	$1,438,408,603		$1,450,052,040	$1,037,148,821		$956,960,452		$870,729,423		$608,256,240
Ratios to average net assets:
Expenses, before reimbursements	0.69	%F	0.69%	0.70%		0.72%		0.72%		0.72%
Expenses, net of reimbursements	0.69	%F	0.69%	0.69%		0.70%		0.71%		0.72%
Net investment income, before expense reimbursements	2.00	%F	2.22%	1.93%		2.74%		2.16%		2.85%
Net investment income, net of reimbursements	2.00	%F	2.22%	1.94%		2.76%		2.17%		2.85%
Portfolio turnover rate	14	%E	25%	33%		23%		27%		60%

A	On May 31, 2016, the AMR Class closed and the assets were merged into the Institutional Class.
B	The Boston Company Asset Management, LLC was terminated as an investment advisor to the International Equity Fund on December 31, 2011.
C	Amount represents less than $0.01 per share.
D	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
E	Not annualized.
F	Annualized.

40

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,

	2017		2016	2015		2014		2013		2012A

	(unaudited)
Net asset value, beginning of period	$18.03		$19.46	$20.21		$20.81		$16.65		$15.82

Income from investment operations:
Net investment income	0.19		0.41	0.35		0.50		0.62		0.41
Net gains (losses) on investments (both realized and unrealized)	1.84		(1.40)	(0.57)		(0.77)		3.97		0.95

Total income (loss) from investment operations	2.03		(0.99)	(0.22)		(0.27)		4.59		1.36

Less distributions:
Dividends from net investment income	(0.42)		(0.28)	(0.53)		(0.33)		(0.43)		(0.53)
Distributions from net realized gains	-		(0.16)	-		-		-		-

Total distributions	(0.42)		(0.44)	(0.53)		(0.33)		(0.43)		(0.53)

Redemption fees added to beneficial interests	-		-	-	B	-	B	-	B	-	B

Net asset value, end of period	$19.64		$18.03	$19.46		$20.21		$20.81		$16.65

Total returnC	11.49	%D	(5.14)%	(1.06)%		(1.31)%		28.04%		9.15%

Ratios and supplemental data:
Net assets, end of period	$888,820,069		$820,596,038	$587,949,806		$530,836,707		$441,945,876		$1,511,614
Ratios to average net assets:
Expenses, before reimbursements	0.76	%E	0.77%	0.77%		0.82%		0.85%		0.80%
Expenses, net of reimbursements	0.76	%E	0.77%	0.77%		0.82%		0.85%		0.80%
Net investment income, before expense reimbursements	1.97	%E	2.43%	1.87%		2.62%		2.55%		2.74%
Net investment income, net of reimbursements	1.97	%E	2.43%	1.87%		2.62%		2.55%		2.74%
Portfolio turnover rate	14	%D	25%	33%		23%		27%		60%

A	The Boston Company Asset Management, LLC was terminated as an investment advisor to the International Equity Fund on December 31, 2011.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

41

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,

	2017		2016	2015		2014		2013		2012A

	(unaudited)
Net asset value, beginning of period	$17.24		$18.60	$19.32		$19.86		$15.88		$15.11

Income from investment operations:
Net investment income	0.15		0.34	0.31		0.46		0.25		0.38
Net gains (losses) on investments (both realized and unrealized)	1.76		(1.33)	(0.57)		(0.76)		4.09		0.87

Total income (loss) from investment operations	1.91		(0.99)	(0.26)		(0.30)		4.34		1.25

Less distributions:
Dividends from net investment income	(0.37)		(0.21)	(0.46)		(0.24)		(0.36)		(0.48)
Distributions from net realized gains	-		(0.16)	-		-		-		-

Total distributions	(0.37)		(0.37)	(0.46)		(0.24)		(0.36)		(0.48)

Redemption fees added to beneficial interests	-		-	-	B	-	B	-	B	-	B

Net asset value, end of period	$18.78		$17.24	$18.60		$19.32		$19.86		$15.88

Total returnC	11.30	%D	(5.38)%	(1.35)%		(1.54)%		27.81%		8.77%

Ratios and supplemental data:
Net assets, end of period	$327,080,913		$334,895,337	$342,720,411		$348,541,811		$337,424,064		$453,141,427
Ratios to average net assets:
Expenses, before reimbursements	1.04	%E	1.06%	1.03%		1.05%		1.04%		1.09%
Expenses, net of reimbursements	1.04	%E	1.06%	1.03%		1.05%		1.04%		1.09%
Net investment income, before expense reimbursements	1.65	%E	1.95%	1.60%		2.36%		1.67%		2.50%
Net investment income, net of reimbursements	1.65	%E	1.95%	1.60%		2.36%		1.67%		2.50%
Portfolio turnover rate	14	%D	25%	33%		23%		27%		60%

A	The Boston Company Asset Management, LLC was terminated as an investment advisor to the International Equity Fund on December 31, 2011.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

42

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor ClassB
	Six Months Ended April 30,		Year Ended October 31,

	2017		2016	2015		2014		2013		2012A

	(unaudited)
Net asset value, beginning of period	$17.62		$19.01	$19.76		$20.36		$16.36		$15.52

Income from investment operations:
Net investment income (loss)	0.23		0.35	0.38		0.44		(0.41)		0.09
Net gains (losses) on investments (both realized and unrealized)	1.71		(1.37)	(0.68)		(0.77)		4.83		1.18

Total income (loss) from investment operations	1.94		(1.02)	(0.30)		(0.33)		4.42		1.27

Less distributions:
Dividends from net investment income	(0.34)		(0.21)	(0.45)		(0.27)		(0.42)		(0.43)
Distributions from net realized gains	–		(0.16)	–		–		–		–

Total distributions	(0.34)		(0.37)	(0.45)		(0.27)		(0.42)		(0.43)

Redemption fees added to beneficial interests	–		–	–	C	–	C	–	C	–	C

Net asset value, end of period	$19.22		$17.62	$19.01		$19.76		$20.36		$16.36

Total returnD	11.21	%E	(5.40)%	(1.51)%		(1.64)%		27.51%		8.59%

Ratios and supplemental data:
Net assets, end of period	$25,645,940		$23,692,313	$22,912,069		$7,677,201		$5,231,812		$1,396,948
Ratios to average net assets:
Expenses, before reimbursements	1.18	%F	1.19%	1.16%		1.19%		1.20%		1.31%
Expenses, net of reimbursements	1.18	%F	1.19%	1.16%		1.19%		1.20%		1.31%
Net investment income, before expense reimbursements	1.55	%F	1.87%	1.55%		2.21%		1.39%		2.18%
Net investment income, net of reimbursements	1.55	%F	1.87%	1.55%		2.21%		1.39%		2.18%
Portfolio turnover rate	14	%E	25%	33%		23%		27%		60%

A	The Boston Company Asset Management, LLC was terminated as an investment advisor to the International Equity Fund on December 31, 2011.
B	On January 15, 2016, the Retirement Class closed and the assets were merged into the Advisor Class.
C	Amount represents less than $0.01 per share.
D	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
E	Not annualized.
F	Annualized.

43

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,

	2017		2016	2015		2014		2013		2012A

	(unaudited)
Net asset value, beginning of period	$17.23		$18.59	$19.32		$19.92		$16.02		$15.33

Income from investment operations:
Net investment income	0.11		0.32	0.31		0.46		0.43		0.48
Net gains (losses) on investments (both realized and unrealized)	1.79		(1.30)	(0.59)		(0.78)		3.89		0.76

Total income (loss) from investment operations	1.90		(0.98)	(0.28)		(0.32)		4.32		1.24

Less distributions:
Dividends from net investment income	(0.38)		(0.22)	(0.45)		(0.28)		(0.42)		(0.55)
Distributions from net realized gains	-		(0.16)	-		-		-		-

Total distributions	(0.38)		(0.38)	(0.45)		(0.28)		(0.42)		(0.55)

Redemption fees added to beneficial interests	-		-	-	B	-	B	-	B	-	B

Net asset value, end of period	$18.75		$17.23	$18.59		$19.32		$19.92		$16.02

Total returnC	11.27	%D	(5.34)%	(1.42)%		(1.65)%		27.51%		8.62%

Ratios and supplemental data:
Net assets, end of period	$21,820,432		$18,673,142	$10,747,749		$8,540,234		$4,113,299		$1,255,390
Ratios to average net assets:
Expenses, before reimbursements	1.07	%E	1.07%	1.08%		1.15%		1.21%		1.29%
Expenses, net of reimbursements	1.07	%E	1.07%	1.08%		1.15%		1.25%		1.26%
Net investment income, before expense reimbursements	1.64	%E	1.94%	1.55%		2.31%		1.73%		2.03%
Net investment income, net of reimbursements	1.64	%E	1.94%	1.55%		2.31%		1.69%		2.07%
Portfolio turnover rate	14	%D	25%	33%		23%		27%		60%

A	The Boston Company Asset Management, LLC was terminated as an investment advisor to the International Equity Fund on December 31, 2011.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

44

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,

	2017		2016	2015		2014		2013		2012A

	(unaudited)
Net asset value, beginning of period	$16.73		$18.09	$18.83		$19.47		$15.70		$15.21

Income from investment operations:
Net investment income	0.08		0.18	0.16		0.30		0.52		0.40
Net gains (losses) on investments (both realized and unrealized)	1.71		(1.28)	(0.56)		(0.75)		3.59		0.71

Total income (loss) from investment operations	1.79		(1.10)	(0.40)		(0.45)		4.11		1.11

Less distributions:
Dividends from net investment income	(0.33)		(0.10)	(0.34)		(0.19)		(0.34)		(0.62)
Distributions from net realized gains	-		(0.16)	-		-		-		-

Total distributions	(0.33)		(0.26)	(0.34)		(0.19)		(0.34)		(0.62)

Redemption fees added to beneficial interests	-		-	-	B	-	B	-	B	-	B

Net asset value, end of period	$18.19		$16.73	$18.09		$18.83		$19.47		$15.70

Total returnC	10.89	%D	(6.12)%	(2.12)%		(2.36)%		26.56%		7.89%

Ratios and supplemental data:
Net assets, end of period	$6,435,324		$2,945,246	$3,899,081		$3,028,934		$1,219,537		$114,972
Ratios to average net assets:
Expenses, before reimbursements	1.81	%E	1.85%	1.82%		1.90%		1.95%		2.12%
Expenses, net of reimbursements	1.81	%E	1.85%	1.83%		1.90%		1.99%		1.98%
Net investment income, before expense reimbursements	1.14	%E	1.12%	0.77%		1.53%		1.13%		1.56%
Net investment income, net of reimbursements	1.14	%E	1.12%	0.77%		1.53%		1.09%		1.70%
Portfolio turnover rate	14	%D	25%	33%		23%		27%		60%

A	The Boston Company Asset Management, LLC was terminated as an investment advisor to the International Equity Fund on December 31, 2011.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

45

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	February 28, 2017A to April 30, 2017

	(unaudited)
Net asset value, beginning of period	$17.80

Income from investment operations:
Net investment income	0.13
Net gains on investments (both realized and unrealized)	1.01

Total income (loss) from investment operations	1.14

Less distributions:
Dividends from net investment income	–

Net asset value, end of period	$18.94

Total returnB	11.52	%C

Ratios and supplemental data:
Net assets, end of period	$106,410
Ratios to average net assets:
Expenses, before reimbursements	2.83	%D
Expenses, net of reimbursements	0.67	%D
Net investment income, before expense reimbursements	6.30	%D
Net investment income, net of reimbursements	4.19	%D
Portfolio turnover rate	14	%C

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.

46

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48

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the American Beacon International Equity Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLC Dallas, TX	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon International Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 4/17

American Beacon® FUNDS

2017 SEMI-ANNUAL REPORT

April 30, 2017

SMALL CAP VALUE FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

SMALL CAP VALUE FUND

Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund may participate in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2017

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

In the weeks ahead of the U.S. presidential election on November 8, 2016, uncertainty about the outcome caused many investors to stay on the sidelines. Some investors questioned whether the election’s result would have negative consequences for their portfolios, although elections have rarely had a lasting effect on the market.

Following the election, the markets responded positively to aspects of the incoming administration’s proposed plans for economic growth; i.e., repatriating jobs from overseas, relaxing regulations, lowering taxes and increasing infrastructure spending. From Election Day 2016 to Inauguration Day 2017, the S&P 500 Index – a broad measure of the performance of large U.S. companies – climbed approximately 6%. During the administration’s first 100 days (Inauguration Day to April 30), the same market bellwether gained approximately 5%.

Then on March 15, 2017, as economists had anticipated, the Federal Reserve increased the federal funds rate by 0.25% to a range of 0.75% to 1.00%. It was the third increase since 2008. The Federal Open Market Committee’s confidence in the improving U.S. economy was previously exhibited in December 2016 and December 2015. Economists anticipate two additional increases in 2017.

For the six months ended April 30, 2017:

•	American Beacon Small Cap Value Fund (Investor Class) returned 18.01%.

For the same time period, the Russell 2000 Value Index – which measures the performance of small-cap domestic stocks – returned 18.26%.

At American Beacon Advisors, we are proud to offer a broad range of domestic and global equity and fixed-income funds sub-advised by experienced asset managers who employ distinctive investment processes to manage assets through a variety of economic and market conditions. Together, we work diligently to help our shareholders meet their long-term financial goals.

Thank you for your continued interest in American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2017 (Unaudited)

The Investor Class of the American Beacon Small Cap Value Fund (the “Fund”) returned 18.01% for the six months ended April 30, 2017, underperforming the Russell 2000® Value Index (the “Index”) return of 18.26% for the same period.

Total Returns for the Period Ended 4/30/2017
	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
Institutional Class (1,8)	AVFIX	18.25%	24.11%	8.66%	13.61%	7.41%
Y Class (1,2,8)	ABSYX	18.15%	23.98%	8.57%	13.51%	7.31%
Investor Class (1,8)	AVPAX	18.01%	23.69%	8.30%	13.21%	7.05%
Advisor Class (1,3,8)	AASSX	17.98%	23.51%	8.13%	13.05%	6.88%
A Class with sales charge (1,4,8)	ABSAX	11.23%	16.49%	6.11%	11.77%	6.33%
A Class without sales charge (1,4,8)	ABSAX	18.01%	23.62%	8.23%	13.11%	6.96%
C Class with sales charge (1,5,8)	ASVCX	16.59%	21.68%	7.42%	12.25%	6.41%
C Class without sales charge (1,5,8)	ASVCX	17.59%	22.68%	7.42%	12.25%	6.41%
R6 Class (1,6,8)	AASRX	18.25%	24.11%	8.66%	13.61%	7.41%

Russell 2000® Value Index (7)		18.26%	27.18%	8.71%	12.96%	6.02%

*	Not Annualized

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.	Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 4/30/07 up to 8/3/09, the inception date of the Y Class. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/07.

3.	A portion of the fees charged to the Advisor Class of the Fund was waived in 2009. Performance prior to waiving fees was lower than the actual returns shown in 2009.

4.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/07 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/07. A portion of the fees charged to the A Class of the Fund was waived in 2010, 2012, 2013, and 2014 and partially recovered in 2015. Performance prior to waiving fees was lower than the actual returns shown in 2010, 2012, 2013, and 2014. The maximum sales charge for A Class is 5.75%.

5.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/07 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/07. A portion of the fees charged to the C Class of the Fund was waived in 2010, 2012 and 2013 and partially recovered in 2015. Performance prior to waiving fees was lower than the actual returns shown in 2010, 2012 and 2013. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

6.	Fund performance for the 6 month, one-year, three-year, five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/07 through 2/28/17, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/07. A portion of the fees charged to the R6 Class of the Fund was waived since 2/28/17. Performance prior to waiving fees was lower than the actual returns shown.

7.	The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 2000 Value Index and Russell 2000 Index are registered trademarks of the Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. One cannot directly invest in an index.

8.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, C, and R6 Class shares was 0.84%, 0.91%, 1.15%, 1.32%, 1.22%, 1.97%, and 0.82%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

2

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2017 (Unaudited)

Prior to the deduction of expenses, the Fund outperformed the Index entirely due to sector allocation. Stock selection detracted value relative to the Index.

From a sector allocation perspective, the Fund’s underweight position in Real Estate, one of the poorer performing sectors, contributed to performance. Performance was also benefited by significant overweight positions in Industrials and Information Technology, two of the better performing sectors.

From a stock selection stand point, the Fund’s investments in the Information Technology, Energy and Consumer Staples sectors detracted relative value. The Fund’s absence from Advanced Micro Devices and MKS Instruments, which were up 84.0% and 56.0%, respectively, in the Index, negatively impacted performance in the Information Technology sector. The Fund’s allocation in ARRIS International (down 6.1%) also hurt performance. Investments in the Energy sector detracting from performance included Callon Petroleum (down 8.7%) and Range Resources (down 21.5%). Herbalife (down 19.3%) and Boston Beer Company (down 8.3%) were the largest detractors in the Consumer Staples sector. The aforementioned performance was somewhat offset by good stock selection in the Real Estate sector. The GEO Group (up 113.0%) was the largest contributor in the Real Estate sector. Not owning Kite Realty Group Trust or Acadia Realty Trust, which were down 16.1% and 11.8%, respectively, in the Index, also added relative value.

The sub-advisors continue to focus on uncovering investment opportunities through stock selection that should benefit the Fund’s performance over the longer-term.

Top Ten Holdings (% Net Assets)
Vishay Intertechnology, Inc.		0.8
Brooks Automation, Inc.		0.8
Associated Banc-Corp		0.8
RH		0.7
ARRIS International PLC		0.7
Barnes Group, Inc.		0.7
Hancock Holding Co.		0.7
Portland General Electric Co.		0.7
Office Depot, Inc.		0.6
Prosperity Bancshares, Inc.		0.6

Total Fund Holdings	622

Sector Allocation (% Equities)
Financials		25.2
Industrials		20.9
Consumer Discretionary		14.5
Information Technology		14.4
Materials		6.0
Energy		5.4
Health Care		4.5
Real Estate		4.4
Utilities		2.5
Consumer Staples		2.1
Telecommunication Services		0.1

3

American Beacon Small Cap Value FundSM

Expense Examples

April 30, 2017 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2016 through April 30, 2017.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Small Cap Value FundSM

Expense Examples

April 30, 2017 (Unaudited)

	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Expenses Paid During Period 11/1/2016-4/30/2017*
Institutional Class
Actual	$1,000.00	$1,182.00	$4.38
Hypothetical**	$1,000.00	$1,020.80	$4.06
Y Class
Actual	$1,000.00	$1,181.50	$4.81
Hypothetical**	$1,000.00	$1,020.40	$4.46
Investor Class
Actual	$1,000.00	$1,180.10	$6.05
Hypothetical**	$1,000.00	$1,019.20	$5.61
Advisor Class
Actual	$1,000.00	$1,179.80	$7.03
Hypothetical**	$1,000.00	$1,018.30	$6.51
A Class
Actual	$1,000.00	$1,180.10	$6.49
Hypothetical**	$1,000.00	$1,018.80	$6.01
C Class
Actual	$1,000.00	$1,175.30	$10.46
Hypothetical**	$1,000.00	$1,015.20	$9.69
R6 Class
Actual	$1,000.00	$1,182.50	$1.61
Hypothetical**	$1,000.00	$1,020.50	$4.36

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.81%, 0.89%, 1.12%, 1.30%, 1.20%, 1.94% and 3.05% for the Institutional, Y, Investor, Advisor, A, C, and R6 respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

5

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.85%
Consumer Discretionary - 14.07%
Auto Components - 2.02%
American Axle & Manufacturing Holdings, Inc.A	2,303,749	$40,522,945
Cooper Tire & Rubber Co.	293,127	11,226,764
Cooper-Standard Holdings, Inc.A	58,631	6,629,407
Dana, Inc.	686,128	13,324,606
Gentex Corp.	934,100	19,289,165
Gentherm, Inc.A	390,525	14,508,004
Standard Motor Products, Inc.	81,931	4,164,552
Superior Industries International, Inc.	176,316	3,834,873
Tenneco, Inc.	442,962	27,919,895

		141,420,211

Automobiles - 0.30%
Thor Industries, Inc.	129,694	12,473,969
Winnebago Industries, Inc.	306,000	8,782,200

		21,256,169

Diversified Consumer Services - 0.73%
American Public Education, Inc.A	71,210	1,573,741
Bridgepoint Education, Inc.A	322,854	3,938,819
Capella Education Co.	43,203	4,117,246
DeVry Education Group, Inc.	424,381	16,062,821
Graham Holdings Co., Class B	8,700	5,234,790
K12, Inc.A	76,300	1,438,255
Sotheby’sA	101,674	4,815,281
Strayer Education, Inc.	97,186	8,426,998
Weight Watchers International, Inc.A	268,853	5,613,650

		51,221,601

Hotels, Restaurants & Leisure - 0.97%
Belmond Ltd., Class AA	1,043,048	12,933,795
Bloomin’ Brands, Inc.	455,644	9,882,919
Brinker International, Inc.	169,200	7,476,948
Cheesecake Factory, Inc.	292,380	18,759,101
ILG, Inc.	442,800	10,675,908
International Speedway Corp., Class A	90,820	3,369,422
Ruby Tuesday, Inc.A	989,057	2,522,095
Speedway Motorsports, Inc.	140,936	2,543,895

		68,164,083

Household Durables - 2.63%
CalAtlantic Group, Inc.	349,068	12,643,243
Cavco Industries, Inc.A	67,752	8,045,550
Ethan Allen Interiors, Inc.	398,393	11,872,111
Helen of Troy Ltd.A	119,654	11,247,476
KB Home	739,244	15,228,426
La-Z-Boy, Inc.	130,757	3,648,120
LGI Homes, Inc.A C	62,000	1,973,460
Lifetime Brands, Inc.	39,020	749,184
M/I Homes, Inc.A	422,696	11,480,423
MDC Holdings, Inc.	175,057	5,428,518
Meritage Homes Corp.A	135,297	5,269,818
Taylor Morrison Home Corp., Class AA	196,260	4,533,606
Toll Brothers, Inc.	543,880	19,574,241
TRI Pointe Group, Inc.A	2,351,301	29,273,698
Tupperware Brands Corp.	166,675	11,968,932
Whirlpool Corp.	111,457	20,695,336
William Lyon Homes, Class AA C	472,566	10,396,452

		184,028,594

See accompanying notes

6

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Consumer Discretionary - 14.07% (continued)
Internet & Direct Marketing Retail - 0.14%
Shutterfly, Inc.A	191,362	$9,931,688

Leisure Products - 0.25%
Brunswick Corp.	297,400	16,877,450
Johnson Outdoors, Inc., Class A	10,025	364,108

		17,241,558

Media - 1.60%
AMC Networks, Inc., Class AA	105,600	6,302,208
Entercom Communications Corp., Class A	193,907	2,452,924
EW Scripps Co., Class AA	851,386	18,968,880
Gray Television, Inc.A	214,600	3,143,890
John Wiley & Sons, Inc., Class A	84,985	4,478,710
MDC Partners, Inc., Class A	983,600	8,803,220
Meredith Corp.	314,387	18,407,359
MSG Networks, Inc., Class AA	203,850	5,086,057
New York Times Co., Class A	947,118	13,685,855
Scholastic Corp.	423,028	18,287,500
Sinclair Broadcast Group, Inc., Class A	248,700	9,811,215
TEGNA, Inc.	96,900	2,469,012

		111,896,830

Multiline Retail - 0.44%
Big Lots, Inc.	351,792	17,761,978
Dillard’s, Inc., Class AC	217,019	12,016,342
Fred’s, Inc., Class AC	94,957	1,397,767

		31,176,087

Specialty Retail - 4.14%
Aaron’s, Inc.	708,360	25,458,458
Abercrombie & Fitch Co., Class A	64,702	775,777
America’s Car-Mart, Inc.A	28,840	1,075,732
Asbury Automotive Group, Inc.A	68,500	4,192,200
Ascena Retail Group, Inc.A C	743,869	2,908,528
Big 5 Sporting Goods Corp.C	119,779	1,844,597
Buckle, Inc.C	191,094	3,573,458
Caleres, Inc.	355,711	10,251,591
Cato Corp., Class A	57,357	1,293,974
Chico’s FAS, Inc.	437,704	6,049,069
Children’s Place, Inc.	105,453	12,106,004
DSW, Inc., Class A	121,092	2,496,917
Express, Inc.A	682,515	5,890,104
Finish Line, Inc., Class A	288,483	4,560,916
Genesco, Inc.A	66,770	3,558,841
Group 1 Automotive, Inc.	252,746	17,426,837
Guess?, Inc.C	309,942	3,458,953
Hibbett Sports, Inc.A C	153,742	3,997,292
Kirkland’s, Inc.A	138,189	1,625,103
Lithia Motors, Inc., Class A	77,400	7,395,570
Office Depot, Inc.	9,037,535	44,916,549
Penske Automotive Group, Inc.	325,625	15,535,569
Pier 1 Imports, Inc.	461,913	3,113,294
Restoration Hardware Holdings, Inc.A C	1,035,839	49,689,197
Select Comfort Corp.A	122,361	3,780,955
Shoe Carnival, Inc.	40,946	1,038,800
Sonic Automotive, Inc., Class A	1,237,051	24,246,199
Urban Outfitters, Inc.A	517,775	11,846,692
Vitamin Shoppe, Inc.A	617,993	11,927,265

See accompanying notes

7

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Consumer Discretionary - 14.07% (continued)
Specialty Retail - 4.14% (continued)
West Marine, Inc.A	89,934	$985,677
Zumiez, Inc.A	166,331	2,985,641

		290,005,759

Textiles, Apparel & Luxury Goods - 0.85%
Deckers Outdoor Corp.A	454,238	27,068,042
Fossil Group, Inc.A C	83,876	1,446,861
Kate Spade & Co.A	773,716	13,462,658
Movado Group, Inc.	95,882	2,243,639
Oxford Industries, Inc.	146,126	8,472,386
Vera Bradley, Inc.A	713,789	6,531,169

		59,224,755

Total Consumer Discretionary		985,567,335

Consumer Staples - 2.05%
Beverages - 0.27%
Boston Beer Co., Inc., Class AA	129,471	18,689,139

Food & Staples Retailing - 1.07%
Andersons, Inc.	242,511	9,057,786
Chefs’ Warehouse, Inc.A	74,408	1,015,669
Ingles Markets, Inc., Class A	45,500	2,124,850
SpartanNash Co.	309,928	11,405,351
Sprouts Farmers Market, Inc.A	659,578	14,715,185
United Natural Foods, Inc.A	810,189	33,647,149
Weis Markets, Inc.	55,296	3,196,662

		75,162,652

Food Products - 0.52%
Darling Ingredients, Inc.A	316,530	4,789,099
Dean Foods Co.	132,700	2,619,498
Fresh Del Monte Produce, Inc.	171,700	10,525,210
Hain Celestial Group, Inc.A	348,713	12,898,894
Sanderson Farms, Inc.	50,116	5,802,430

		36,635,131

Personal Products - 0.02%
Avon Products, Inc.A	269,704	1,308,064

Tobacco - 0.17%
Universal Corp.	159,769	11,735,033

Total Consumer Staples		143,530,019

Energy - 5.25%
Energy Equipment & Services - 1.91%
Archrock, Inc.	228,400	2,695,120
C&J Energy Services, Inc.A	298,700	8,725,027
CARBO Ceramics, Inc.A C	130,778	898,445
Dril-Quip, Inc.A	135,019	6,960,230
Frank’s International N.V.C	372,700	3,391,570
Geospace Technologies Corp.A	266,571	4,409,084
Helix Energy Solutions Group, Inc.A	326,720	1,999,526
Key Energy Services, Inc.A C	86,500	2,048,320
McDermott International, Inc.A	2,308,903	15,100,226
Nabors Industries Ltd.	939,800	9,717,532

See accompanying notes

8

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Energy - 5.25% (continued)
Energy Equipment & Services - 1.91% (continued)
Natural Gas Services Group, Inc.A	233,568	$6,399,763
Newpark Resources, Inc.A	685,899	5,247,127
Oceaneering International, Inc.	295,262	7,791,964
Oil States International, Inc.A	402,466	11,973,364
Patterson-UTI Energy, Inc.	447,760	9,691,765
RPC, Inc.C	753,640	13,693,639
SEACOR Holdings, Inc.A	57,538	3,777,945
Transocean Ltd.A	1,261,300	13,912,139
Unit Corp.A	233,427	5,016,346

		133,449,132

Oil, Gas & Consumable Fuels - 3.34%
Aegean Marine Petroleum Network, Inc.	149,121	1,662,699
Alliance Resource Partners LP	136,887	2,908,849
Callon Petroleum Co.A	3,530,540	41,801,593
Cobalt International Energy, Inc.A	2,342,799	916,269
CONSOL Energy, Inc.A	760,890	11,550,310
Denbury Resources, Inc.A	1,935,876	4,297,645
Energy XXI Gulf Coast, Inc.A	375,300	10,320,750
Gran Tierra Energy, Inc.A	1,106,330	2,787,951
Green Plains, Inc.	127,200	2,925,600
HollyFrontier Corp.	574,200	16,157,988
Kosmos Energy Ltd.A	2,436,067	14,640,763
Murphy Oil Corp.	561,430	14,698,237
Oasis Petroleum, Inc.A	1,679,021	20,047,511
Par Pacific Holdings, Inc.A C	110,540	1,809,540
PBF Energy, Inc., Class A	358,700	8,006,184
PDC Energy, Inc.A	208,694	11,526,170
Range Resources Corp.	518,625	13,738,376
Renewable Energy Group, Inc.A	111,328	1,163,378
SemGroup Corp., Class A	364,230	12,128,859
SRC Energy, Inc.A	2,312,885	17,439,153
Whiting Petroleum Corp.A	1,009,400	8,378,020
WPX Energy, Inc.A	1,283,000	15,306,190

		234,212,035

Total Energy		367,661,167

Financials - 24.43%
Banks - 14.46%
1st Source Corp.	74,565	3,602,235
Associated Banc-Corp	2,198,101	54,732,715
BancorpSouth, Inc.	263,507	8,023,788
Bank of NT Butterfield & Son Ltd.	187,700	6,241,025
Banner Corp.	301,873	16,663,390
Berkshire Hills Bancorp, Inc.	94,336	3,537,600
BOK Financial Corp.	159,591	13,451,925
Boston Private Financial Holdings, Inc.	154,304	2,407,142
Brookline Bancorp, Inc.	801,924	11,667,994
Bryn Mawr Bank Corp.	180,176	7,729,550
Capital Bank Financial Corp., Class A	258,380	10,722,770
Cathay General Bancorp	389,703	14,828,199
Central Pacific Financial Corp.	345,772	10,815,748
Chemical Financial Corp.	225,514	10,700,639
CoBiz Financial, Inc.	316,135	5,194,098
ConnectOne Bancorp, Inc.	77,600	1,722,720
Customers Bancorp, Inc.A	424,379	13,126,043
CVB Financial Corp.	414,395	8,926,068
FCB Financial Holdings, Inc., Class AA	206,748	9,768,843

See accompanying notes

9

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Financials - 24.43% (continued)
Banks - 14.46% (continued)
First BanCorpA	1,751,010	$10,295,939
First Busey Corp.	254,700	7,628,265
First Citizens BancShares, Inc., Class A	18,823	6,551,533
First Commonwealth Financial Corp.	316,569	4,086,906
First Financial Corp.	114,839	5,604,143
First Hawaiian, Inc.	522,400	15,551,848
First Horizon National Corp.	1,940,915	35,615,790
First Interstate BancSystem, Inc., Class A	218,902	8,263,551
First Merchants Corp.	102,786	4,253,285
First Midwest Bancorp, Inc.	1,167,553	26,515,129
Flushing Financial Corp.	41,424	1,221,180
FNB Corp.	1,184,711	16,870,285
Fulton Financial Corp.	2,189,072	40,388,378
Great Western Bancorp, Inc.	385,910	15,899,492
Hancock Holding Co.	1,001,232	46,757,534
Hanmi Financial Corp.	74,680	2,169,454
Heartland Financial USA, Inc.	69,150	3,319,200
Hilltop Holdings, Inc.	540,794	15,039,481
Hope Bancorp, Inc.	217,785	3,987,643
Horizon Bancorp	75,800	2,045,842
IBERIABANK Corp.	123,598	9,807,501
International Bancshares Corp.	481,875	18,022,125
Investors Bancorp, Inc.	1,188,701	16,463,509
MainSource Financial Group, Inc.	168,815	5,773,473
MB Financial, Inc.	184,237	7,831,915
National Bank Holdings Corp., Class A	79,843	2,520,644
Old National Bancorp	1,803,828	30,304,310
People’s United Financial, Inc.	814,794	14,234,451
Popular, Inc.	841,158	35,252,932
Prosperity Bancshares, Inc.	665,513	44,722,474
Renasant Corp.	83,327	3,533,065
Republic Bancorp, Inc., Class A	49,400	1,777,412
S&T Bancorp, Inc.	99,475	3,577,121
Seacoast Banking Corp. of FloridaA	674,032	16,311,574
Simmons First National Corp., Class A	232,636	12,713,557
South State Corp.	83,744	7,382,034
Sterling Bancorp	773,139	17,975,482
Synovus Financial Corp.	779,224	32,571,563
TCF Financial Corp.	885,110	14,613,166
Texas Capital Bancshares, Inc.A	495,936	37,740,730
Trustmark Corp.	383,380	12,735,884
UMB Financial Corp.	600,564	43,534,884
Umpqua Holdings Corp.	2,076,763	36,696,402
Union Bankshares Corp.	110,787	3,793,347
United Bankshares, Inc.C	132,774	5,297,683
United Community Banks, Inc.	536,841	14,682,601
Valley National Bancorp	1,282,131	15,077,861
Webster Financial Corp.	620,805	31,543,102
WesBanco, Inc.	238,698	9,502,567
Wintrust Financial Corp.	303,382	21,497,649

		1,013,418,388

Capital Markets - 0.98%
Ashford, Inc.A	1	55
Cohen & Steers, Inc.	277,217	11,060,958
Donnelley Financial Solutions, Inc.A	152,853	3,396,394
Federated Investors, Inc., Class B	350,362	9,396,709
Greenhill & Co., Inc.	71,800	1,816,540

See accompanying notes

10

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Financials - 24.43% (continued)
Capital Markets - 0.98% (continued)
INTL. FCStone, Inc.A	48,900	$1,826,415
Janus Capital Group, Inc.	598,705	8,178,310
Morningstar, Inc.	132,323	9,676,781
Oppenheimer Holdings, Inc., Class A	266,597	4,612,128
Piper Jaffray Companies	40,080	2,509,008
Stifel Financial Corp.A	225,428	11,016,666
Virtus Investment Partners, Inc.	32,912	3,501,837
Waddell & Reed Financial, Inc., Class AC	90,714	1,631,945

		68,623,746

Consumer Finance - 0.96%
Credit Acceptance Corp.A C	77,395	15,730,534
Encore Capital Group, Inc.A	62,200	2,074,370
EZCORP, Inc., Class AA	125,422	1,135,069
Green Dot Corp., Class AA	103,048	3,533,516
Navient Corp.	804,060	12,221,712
Nelnet, Inc., Class A	188,123	8,467,416
PRA Group, Inc.A	123,000	3,960,600
Santander Consumer USA Holdings, Inc.A	871,900	11,108,006
SLM Corp.A	699,800	8,775,492

		67,006,715

Insurance - 6.08%
Allied World Assurance Co. Holdings AG	150,938	8,013,298
American Equity Investment Life Holding Co.	499,853	11,856,513
AMERISAFE, Inc.	50,990	2,934,475
Argo Group International Holdings Ltd.	222,279	14,659,300
Aspen Insurance Holdings Ltd.	368,822	19,307,832
Assurant, Inc.	181,783	17,494,796
Assured Guaranty Ltd.	380,089	14,492,794
Axis Capital Holdings Ltd.	238,058	15,688,022
CNO Financial Group, Inc.	1,720,472	36,250,345
Employers Holdings, Inc.	85,144	3,405,760
Enstar Group Ltd.A	193,274	37,649,775
FBL Financial Group, Inc., Class A	50,383	3,350,470
First American Financial Corp.	254,039	11,027,833
Genworth Financial, Inc., Class AA	475,419	1,920,693
Global Indemnity Ltd.A	399,623	16,204,713
Hanover Insurance Group, Inc.	220,487	19,462,387
Horace Mann Educators Corp.	785,021	30,341,062
Infinity Property & Casualty Corp.	48,962	4,859,478
Kemper Corp.	170,896	6,724,758
Maiden Holdings Ltd.	228,538	2,822,444
MBIA, Inc.A	360,100	3,024,840
National General Holdings Corp.	338,300	7,692,942
National Western Life Group, Inc., Class A	5,590	1,711,882
Navigators Group, Inc.	88,630	4,790,451
Old Republic International Corp.	815,786	16,870,454
OneBeacon Insurance Group Ltd., Class A	60,000	957,000
Primerica, Inc.	157,496	13,198,165
ProAssurance Corp.	147,408	9,124,555
RenaissanceRe Holdings Ltd.	123,371	17,539,655
Safety Insurance Group, Inc.	129,486	9,374,786
Selective Insurance Group, Inc.	369,947	19,533,202
State Auto Financial Corp.	69,373	1,864,053
Third Point Reinsurance Ltd.A	258,584	3,128,866
United Fire Group, Inc.	72,441	3,187,404
Universal Insurance Holdings, Inc.	142,278	3,706,342

See accompanying notes

11

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Financials - 24.43% (continued)
Insurance - 6.08% (continued)
Validus Holdings Ltd.	278,041	$15,370,106
White Mountains Insurance Group Ltd.	18,947	16,274,336

		425,815,787

Mortgage Real Estate Investment Trusts (REITs) - 0.14%
Apollo Commercial Real Estate Finance, Inc.	146,874	2,833,199
Invesco Mortgage Capital, Inc.	436,832	7,124,730

		9,957,929

Thrifts & Mortgage Finance - 1.81%
Astoria Financial Corp.	144,700	2,950,433
Beneficial Bancorp, Inc.	202,825	3,245,200
BofI Holding, Inc.A C	167,900	4,011,131
Capitol Federal Financial, Inc.	459,489	6,722,324
Clifton Bancorp, Inc.	119,936	2,002,931
Dime Community Bancshares, Inc.	96,338	1,873,774
Essent Group Ltd.A	246,990	9,141,100
Flagstar Bancorp, Inc.A	150,151	4,390,415
HomeStreet, Inc.A	338,400	8,798,400
Kearny Financial Corp.	234,800	3,428,080
Meridian Bancorp, Inc.	107,807	1,892,013
MGIC Investment Corp.A	903,800	9,526,052
Nationstar Mortgage Holdings, Inc.A C	258,348	4,161,986
Northfield Bancorp, Inc.	191,395	3,517,840
Northwest Bancshares, Inc.	344,560	5,561,198
Oritani Financial Corp.	124,896	2,116,987
PHH Corp.A	420,600	5,425,740
Provident Financial Services, Inc.	197,918	5,084,514
Radian Group, Inc.	522,200	8,814,736
United Financial Bancorp, Inc.	133,946	2,313,248
Walker & Dunlop, Inc.A	81,710	3,664,694
Washington Federal, Inc.	833,734	28,096,836

		126,739,632

Total Financials		1,711,562,197

Health Care - 4.32%
Biotechnology - 0.18%
Spectrum Pharmaceuticals, Inc.A	226,384	1,722,782
United Therapeutics Corp.A	84,400	10,609,080

		12,331,862

Health Care Equipment & Supplies - 0.83%
Analogic Corp.	98,800	7,098,780
Anika Therapeutics, Inc.A	48,192	2,223,097
Globus Medical, Inc., Class AA	592,549	17,972,011
Hill-Rom Holdings, Inc.	133,421	10,091,965
Integra LifeSciences Holdings Corp.A	40,557	1,864,405
Invacare Corp.	747,208	10,983,958
Natus Medical, Inc.A	224,950	7,873,250

		58,107,466

Health Care Providers & Services - 2.03%
Aceto Corp.	433,801	6,875,746
Almost Family, Inc.A	39,550	1,963,658
Amedisys, Inc.A	207,359	11,238,858
AMN Healthcare Services, Inc.A	657,851	26,873,213
Community Health Systems, Inc.A	427,717	3,682,643

See accompanying notes

12

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Health Care - 4.32% (continued)
Health Care Providers & Services - 2.03% (continued)
Hanger, Inc.A	697,921	$9,135,786
HealthSouth Corp.	812,480	38,105,312
LifePoint Health, Inc.A	118,390	7,357,938
Magellan Health, Inc.A	85,550	5,885,840
Owens & Minor, Inc.	390,306	13,524,103
Select Medical Holdings Corp.A	563,059	7,742,061
Tivity Health, Inc.A	297,693	10,002,485

		142,387,643

Health Care Technology - 0.51%
Allscripts Healthcare Solutions, Inc.A	1,007,316	12,057,573
HMS Holdings Corp.A	87,165	1,784,268
Omnicell, Inc.A	361,881	14,981,873
Quality Systems, Inc.A	484,663	6,911,294

		35,735,008

Life Sciences Tools & Services - 0.51%
Cambrex Corp.A	371,024	22,020,274
Charles River Laboratories International, Inc.A	62,757	5,629,303
INC Research Holdings, Inc., Class AA	175,100	7,879,500

		35,529,077

Pharmaceuticals - 0.26%
Phibro Animal Health Corp., Class A	135,500	4,031,125
Supernus Pharmaceuticals, Inc.A	437,747	14,270,552

		18,301,677

Total Health Care		302,392,733

Industrials - 20.28%
Aerospace & Defense - 1.86%
AAR Corp.	581,411	20,924,982
Aerojet Rocketdyne Holdings, Inc.A	212,191	4,755,200
Aerovironment, Inc.A	440,454	12,583,771
Cubic Corp.	126,706	6,576,041
DigitalGlobe, Inc.A	191,240	6,157,928
Embraer S.A., ADR	908,100	17,435,520
Esterline Technologies Corp.A	85,093	7,781,755
KLX, Inc.A	174,150	8,237,295
Mercury Systems, Inc.A	574,451	21,472,978
Moog, Inc., Class AA	112,946	7,753,743
Teledyne Technologies, Inc.A	62,437	8,418,381
Triumph Group, Inc.	144,969	3,798,188
Wesco Aircraft Holdings, Inc.A	337,796	4,104,221

		130,000,003

Air Freight & Logistics - 0.16%
Atlas Air Worldwide Holdings, Inc.A	82,880	4,807,040
Hub Group, Inc., Class AA	107,980	4,227,417
Park-Ohio Holdings Corp.	51,773	2,037,268

		11,071,725

Airlines - 0.53%
Allegiant Travel Co.	53,900	7,837,060
Hawaiian Holdings, Inc.A	177,200	9,621,960
SkyWest, Inc.	171,542	6,381,362
Spirit Airlines, Inc.A	229,900	13,166,373

		37,006,755

See accompanying notes

13

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Industrials - 20.28% (continued)
Building Products - 2.22%
Apogee Enterprises, Inc.	167,540	$9,130,930
Armstrong Flooring, Inc.A	324,800	6,232,912
Builders FirstSource, Inc.A	369,900	5,922,099
Gibraltar Industries, Inc.A	469,721	18,436,549
Masonite International Corp.A	298,606	24,844,019
Ply Gem Holdings, Inc.A	619,499	11,925,356
Simpson Manufacturing Co., Inc.	584,953	24,398,390
Trex Co., Inc.A	357,472	26,163,376
Universal Forest Products, Inc.	147,766	14,080,622
USG Corp.A	484,430	14,678,229

		155,812,482

Commercial Services & Supplies - 2.44%
ACCO Brands Corp.A	744,192	10,604,736
Brink’s Co.	96,416	5,919,942
Deluxe Corp.	255,921	18,403,279
Essendant, Inc.	176,746	2,951,658
Herman Miller, Inc.	381,836	12,638,772
HNI Corp.	130,796	6,116,021
Interface, Inc.	511,083	10,170,552
Knoll, Inc.	1,029,209	24,659,848
LSC Communications, Inc.	1,024,730	26,509,765
Matthews International Corp., Class A	90,606	6,211,041
McGrath RentCorp	123,222	4,289,358
Mobile Mini, Inc.	568,269	16,309,320
MSA Safety, Inc.	86,797	6,757,146
Quad/Graphics, Inc.	123,000	3,229,980
Steelcase, Inc., Class A	283,400	4,831,970
Team, Inc.A	135,390	3,641,991
West Corp.	301,007	8,033,877

		171,279,256

Construction & Engineering - 2.72%
AECOM Technology Corp.A	410,545	14,044,744
Aegion Corp.A	266,117	6,072,790
Argan, Inc.	29,000	1,938,650
Comfort Systems USA, Inc.	760,858	27,923,488
EMCOR Group, Inc.	339,370	22,310,184
Granite Construction, Inc.	272,337	14,354,883
KBR, Inc.	1,606,095	22,565,635
Primoris Services Corp.	864,477	19,857,037
Quanta Services, Inc.A	315,872	11,194,504
Tutor Perini Corp.A	1,245,228	38,415,284
Valmont Industries, Inc.	77,697	11,837,138

		190,514,337

Electrical Equipment - 1.33%
Atkore International Group, Inc.A	225,103	5,911,205
Encore Wire Corp.	346,208	15,302,393
EnerSys	537,442	44,666,805
Generac Holdings, Inc.A	155,475	5,468,056
Regal Beloit Corp.	277,083	21,847,994

		93,196,453

Industrial Conglomerates - 0.02%
Raven Industries, Inc.	53,142	1,647,402

See accompanying notes

14

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Industrials - 20.28% (continued)
Machinery - 5.67%
Actuant Corp., Class A	174,472	$4,763,086
AGCO Corp.	251,482	16,092,333
Altra Industrial Motion Corp.	72,702	3,209,793
American Railcar Industries, Inc.C	27,700	1,162,015
Astec Industries, Inc.	143,051	9,062,281
Barnes Group, Inc.	865,747	47,590,113
Briggs & Stratton Corp.	421,100	10,523,289
Chart Industries, Inc.A	424,277	15,490,353
Colfax Corp.A	585,000	23,674,950
Columbus McKinnon Corp.	98,408	2,571,401
Crane Co.	331,663	26,503,190
EnPro Industries, Inc.	424,307	29,977,290
Global Brass & Copper Holdings, Inc.	467,245	16,657,284
Greenbrier Companies, Inc.C	94,000	4,084,300
Hillenbrand, Inc.	391,158	14,433,730
Hyster-Yale Materials Handling, Inc.	117,128	7,040,564
ITT, Inc.	242,758	10,227,395
Kennametal, Inc.	514,106	21,376,528
Lindsay Corp.	176,440	15,325,579
Meritor, Inc.A	1,333,953	23,757,703
Miller Industries, Inc.	226,733	5,759,018
Navistar International Corp.A	106,166	2,856,927
Oshkosh Corp.	326,305	22,642,304
Sun Hydraulics Corp.	118,300	4,594,772
Tennant Co.	56,360	4,128,370
Terex Corp.	969,439	33,910,976
TriMas Corp.A	200,199	4,594,567
Trinity Industries, Inc.	383,947	10,328,174
Wabash National Corp.	211,126	4,809,450
Watts Water Technologies, Inc., Class A	7,967	495,547

		397,643,282

Marine - 0.54%
Kirby Corp.A	315,807	22,295,974
Matson, Inc.	486,647	15,426,710

		37,722,684

Professional Services - 0.95%
Advisory Board Co.A	84,566	4,321,323
Heidrick & Struggles International, Inc.	159,718	3,433,937
Hudson Global, Inc.	623,926	876,616
ICF International, Inc.A	14,200	626,930
Kelly Services, Inc., Class A	413,867	9,237,511
Korn/Ferry International	1,116,857	36,186,167
Navigant Consulting, Inc.A	142,137	3,407,024
Resources Connection, Inc.	330,848	4,598,787
TrueBlue, Inc.A	136,600	3,736,010

		66,424,305

Road & Rail - 0.55%
ArcBest Corp.	37,600	994,520
Marten Transport Ltd.	393,746	9,764,901
Ryder System, Inc.	177,300	12,040,443
Swift Transportation Co.A	435,775	10,711,349
Werner Enterprises, Inc.	180,193	4,919,269

		38,430,482

See accompanying notes

15

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Industrials - 20.28% (continued)
Trading Companies & Distributors - 1.29%
Air Lease Corp.	341,057	$13,007,914
Aircastle Ltd.	777,324	18,360,393
Applied Industrial Technologies, Inc.	109,206	6,989,184
DXP Enterprises, Inc.A	28,236	1,030,049
GATX Corp.C	143,549	8,598,585
MRC Global, Inc.A	77,147	1,406,390
Rush Enterprises, Inc., Class AA	730,197	27,564,937
Textainer Group Holdings Ltd.	81,695	1,221,340
Veritiv Corp.A	53,000	2,737,450
WESCO International, Inc.A	158,290	9,647,776

		90,564,018

Total Industrials		1,421,313,184

Information Technology - 13.92%
Communications Equipment - 2.23%
ADTRAN, Inc.	249,154	4,983,080
ARRIS International PLCA	1,877,326	48,791,703
Brocade Communications Systems, Inc.	404,670	5,086,702
CalAmp Corp.A	428,812	7,692,887
Ciena Corp.A	508,498	11,649,689
Comtech Telecommunications Corp.	49,219	689,558
Digi International, Inc.A	82,188	1,019,131
EchoStar Corp., Class AA	153,868	8,856,642
Finisar Corp.A	220,940	5,046,270
NETGEAR, Inc.A	322,261	15,194,606
NetScout Systems, Inc.A	416,511	15,681,639
Plantronics, Inc.	471,535	25,745,811
Viavi Solutions, Inc.A	564,667	5,646,670

		156,084,388

Electronic Equipment, Instruments & Components - 5.25%
Anixter International, Inc.A	188,610	15,381,146
Avnet, Inc.	444,147	17,184,048
AVX Corp.	525,830	8,891,785
Belden, Inc.	118,300	8,245,510
Benchmark Electronics, Inc.A	200,466	6,354,772
Celestica, Inc.A	434,497	6,191,582
ePlus, Inc.A	20,800	1,482,000
FabrinetA	231,500	8,026,105
FARO Technologies, Inc.A	621,702	22,785,378
II-VI, Inc.A	1,178,025	39,051,529
Insight Enterprises, Inc.A	337,674	14,216,075
InvenSense, Inc.A	402,216	5,172,498
Itron, Inc.A	156,133	10,125,225
Methode Electronics, Inc.	179,089	7,978,415
MTS Systems Corp.	376,705	17,497,947
PC Connection, Inc.	36,260	1,042,112
Plexus Corp.A	571,745	29,725,023
Sanmina Corp.A	916,638	34,144,766
ScanSource, Inc.A	309,152	12,211,504
SYNNEX Corp.	74,900	8,121,407
Tech Data Corp.A	343,878	32,891,931
TTM Technologies, Inc.A	327,200	5,474,056
Vishay Intertechnology, Inc.	3,398,324	55,562,597

		367,757,411

See accompanying notes

16

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Information Technology - 13.92% (continued)
Internet Software & Services - 0.42%
LivePerson, Inc.A	368,717	$2,599,455
Shutterstock, Inc.A	99,231	4,289,756
Web.com Group, Inc.A	442,445	8,539,189
WebMD Health Corp.A	257,305	13,953,650

		29,382,050

IT Services - 1.56%
Acxiom Corp.A	458,554	13,252,211
CACI International, Inc., Class AA	47,315	5,583,170
Convergys Corp.	160,024	3,602,140
CSG Systems International, Inc.	380,932	14,288,759
DST Systems, Inc.	147,970	18,216,587
EVERTEC, Inc.	242,900	3,849,965
ManTech International Corp., Class A	171,466	6,087,043
Science Applications International Corp.	78,823	5,753,291
Sykes Enterprises, Inc.A	83,829	2,498,943
Teradata Corp.A	836,943	24,421,997
Travelport Worldwide Ltd.	626,325	8,248,700
Unisys Corp.A	318,398	3,597,897

		109,400,703

Semiconductors & Semiconductor Equipment - 3.17%
Advanced Energy Industries, Inc.A	118,600	8,752,680
Amkor Technology, Inc.A	424,257	4,997,747
Brooks Automation, Inc.	2,173,484	54,902,206
ChipMOS TECHNOLOGIES, Inc., ADR	102,886	1,794,332
Cirrus Logic, Inc.A	564,820	36,346,167
Cree, Inc.A	315,300	6,898,764
Diodes, Inc.A	1,696,813	39,688,456
IXYS Corp.	259,898	3,625,577
Kulicke & Soffa Industries, Inc.A	226,787	5,061,886
Microsemi Corp.A	66,981	3,144,088
Nanometrics, Inc.A	232,428	7,334,266
Photronics, Inc.A	2,815,049	32,373,063
Veeco Instruments, Inc.A	172,174	5,681,742
Xcerra Corp.A	1,194,440	11,705,512

		222,306,486

Software - 0.75%
Bottomline Technologies de, Inc.A	128,633	2,997,149
CommVault Systems, Inc.A	91,057	4,593,826
MicroStrategy, Inc., Class AA	66,036	12,558,066
Qualys, Inc.A	282,394	10,843,929
Verint Systems, Inc.A	540,216	21,230,489
Zix Corp.A	104,789	569,004

		52,792,463

Technology Hardware, Storage & Peripherals - 0.54%
Cray, Inc.A	457,140	8,182,806
Electronics For Imaging, Inc.A	225,233	10,311,167
NCR Corp.A	447,785	18,471,131
Stratasys Ltd.A	39,846	986,587

		37,951,691

Total Information Technology		975,675,192

See accompanying notes

17

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Materials - 5.77%
Chemicals - 2.74%
A Schulman, Inc.	252,268	$7,984,282
American Vanguard Corp.	442,345	7,409,279
Cabot Corp.	255,553	15,381,735
Calgon Carbon Corp.	533,630	7,764,317
Ferro Corp.A	276,600	4,956,672
Flotek Industries, Inc.A C	846,542	10,166,969
HB Fuller Co.	118,173	6,243,080
Huntsman Corp.	789,760	19,562,355
Innophos Holdings, Inc.	47,155	2,260,611
Innospec, Inc.	82,719	5,459,454
Koppers Holdings, Inc.A	66,900	2,839,905
Kraton Corp.A	118,685	3,882,186
Kronos Worldwide, Inc.	312,998	5,483,725
LSB Industries, Inc.A C	123,064	1,356,165
Minerals Technologies, Inc.	110,730	8,714,451
PolyOne Corp.	721,880	28,304,915
Scotts Miracle-Gro Co.	246,052	23,768,623
Stepan Co.	244,844	20,762,771
Trinseo S.A.	148,100	9,833,840

		192,135,335

Containers & Packaging - 0.41%
Greif, Inc., Class A	100,821	5,910,127
Owens-Illinois, Inc.A	1,061,790	23,168,258

		29,078,385

Metals & Mining - 2.03%
Allegheny Technologies, Inc.C	1,617,300	29,677,455
Carpenter Technology Corp.	416,377	16,904,906
Coeur Mining, Inc.A	469,672	4,255,228
Commercial Metals Co.	552,151	10,292,095
Ferroglobe PLC	2,123,070	20,487,626
Ferroglobe Representations & Warranty InsuranceD	2,123,070	-
Haynes International, Inc.	133,381	5,640,682
Hecla Mining Co.	1,952,310	10,640,090
Materion Corp.	142,800	5,433,540
Pan American Silver Corp.	317,408	5,322,932
Real Industry, Inc.A	722,432	1,878,323
Reliance Steel & Aluminum Co.	217,915	17,176,060
Schnitzer Steel Industries, Inc., Class A	35,379	668,663
Stillwater Mining Co.A	256,053	4,603,833
Worthington Industries, Inc.	206,100	8,965,350

		141,946,783

Paper & Forest Products - 0.59%
Boise Cascade Co.A	37,962	1,157,841
Domtar Corp.	217,336	8,617,373
Louisiana-Pacific Corp.A	612,808	15,773,678
Mercer International, Inc.	207,717	2,534,147
PH Glatfelter Co.	410,572	8,831,404
Schweitzer-Mauduit International, Inc.	104,064	4,479,955

		41,394,398

Total Materials		404,554,901

Real Estate - 4.25%
Equity Real Estate Investment Trusts (REITs) - 4.17%
Agree Realty Corp.	174,641	8,466,596

See accompanying notes

18

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Real Estate - 4.25% (continued)
Equity Real Estate Investment Trusts (REITs) - 4.17% (continued)
Ashford Hospitality Prime, Inc.	219,853	$2,328,243
Ashford Hospitality Trust, Inc.	705,185	4,407,406
Brandywine Realty Trust	671,433	11,394,218
CareTrust REIT, Inc.	365,425	6,219,534
CyrusOne, Inc.	267,678	14,625,926
DuPont Fabros Technology, Inc.	218,200	11,248,210
GEO Group, Inc.	917,387	30,567,318
Granite Real Estate Investment Trust	458,960	16,504,202
Healthcare Trust of America, Inc., Class A	224,678	7,164,981
Hospitality Properties Trust	108,731	3,460,908
LaSalle Hotel Properties	350,179	10,001,112
Lexington Realty Trust	1,438,816	14,632,759
Mack-Cali Realty Corp.	330,426	8,938,023
Medical Properties Trust, Inc.	346,656	4,530,794
Outfront Media, Inc.	256,603	6,712,735
Parkway, Inc.	458,266	9,234,060
Pebblebrook Hotel TrustC	714,724	21,270,186
Potlatch Corp.	53,644	2,416,662
RAIT Financial Trust	1,325,697	4,069,890
Ramco-Gershenson Properties Trust	422,455	5,631,325
Retail Opportunity Investments Corp.	226,295	4,661,677
RLJ Lodging Trust	284,472	6,113,303
Ryman Hospitality Properties, Inc.	125,994	8,035,897
Select Income REIT	361,921	9,069,740
Seritage Growth PropertiesC	544,300	22,588,450
STAG Industrial, Inc.	482,035	12,706,443
STORE Capital Corp.	286,190	6,865,698
Tanger Factory Outlet Centers, Inc.	226,378	7,060,730
Washington Prime Group, Inc.	1,272,280	11,196,064

		292,123,090

Real Estate Management & Development - 0.08%
HFF, Inc., Class A	66,800	2,097,520
Marcus & Millichap, Inc.A	124,700	3,217,260
Tejon Ranch Co.A	26,132	598,423

		5,913,203

Total Real Estate		298,036,293

Telecommunication Services - 0.05%
Diversified Telecommunication Services - 0.05%
Iridium Communications, Inc.A C	322,468	3,418,161

Utilities - 2.46%
Electric Utilities - 1.31%
ALLETE, Inc.	146,083	10,212,662
Great Plains Energy, Inc.	524,071	15,507,261
Hawaiian Electric Industries, Inc.	390,879	13,102,264
IDACORP, Inc.	72,805	6,153,479
Portland General Electric Co.	1,029,376	46,671,908

		91,647,574

Gas Utilities - 0.45%
Chesapeake Utilities Corp.	182,329	13,364,716
WGL Holdings, Inc.	220,997	18,223,412

		31,588,128

See accompanying notes

19

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Utilities - 2.46% (continued)
Independent Power and Renewable Electricity Producers - 0.15%
NRG Yield, Inc., Class A	114,740	$1,989,592
NRG Yield, Inc., Class C	467,360	8,272,272

		10,261,864

Multi-Utilities - 0.44%
Avista Corp.	198,505	8,007,692
Black Hills Corp.	173,465	11,799,089
Vectren Corp.	192,939	11,464,435

		31,271,216

Water Utilities - 0.11%
American States Water Co.	178,745	7,957,728

Total Utilities		172,726,510

Total Common Stocks (Cost $5,461,353,879)		6,786,437,692

SHORT-TERM INVESTMENTS - 3.13% (Cost $219,135,847)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.69%B	219,135,847	219,135,847

SECURITIES LENDING COLLATERAL - 2.67% (Cost $187,329,869)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.69%B	187,329,869	187,329,869

TOTAL INVESTMENTS - 102.65% (Cost $5,867,819,595)		7,192,903,408
OTHER LIABILITIES, NET OF ASSETS - (2.65%)		(185,790,700)

TOTAL NET ASSETS - 100.00%		$7,007,112,708

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C All or a portion of this security is on loan at April 30, 2017.

D Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $0 or 0.00% of net assets.

ADR - American Depositary Receipt.

LP - Limited Partnership.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

Futures Contracts Open on April 30, 2017:
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	Long	2,802	June 2017	$195,915,840	$4,219,705

				$195,915,840	$4,219,705

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2017, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$6,786,437,692	$-	$0	(1)	$6,786,437,692
Short-Term Investments – Money Market Funds	219,135,847	-	-		219,135,847
Securities Lending Collateral Invested in Money Market Funds	187,329,869	-	-		187,329,869

Total Investments in Securities - Assets	$7,192,903,408	$-	$0	(1)	$7,192,903,408

See accompanying notes

20

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments - Assets
Futures Contracts	$4,219,705	$-	$-	$4,219,705

Total Financial Derivative Instruments - Assets	$4,219,705	$-	$-	$4,219,705

(1)	Investment held in the Fund’s Portfolio with $0 fair value.

U.S. GAAP also requires all transfers between any level to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2017, there were no transfers between levels.

The following table reconciles the Level 3 assets in the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 10/31/2016	Net Purchases	Net Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 4/30/2017	Change in Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$0	$0	$-	$-	$-	$-	$-	$-	$0	$0

** Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

The common stock, classified as Level 3, is beneficial interest units in a representation and warranty insurance trust. The shares have been fair valued at $0 due to limited market transparency.

See accompanying notes

21

American Beacon Small Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$6,786,437,692
Investments in affiliated securities, at fair value‡	406,465,716
Cash	41,475
Deposit with brokers for futures contracts	9,386,700
Dividends and interest receivable	1,665,558
Receivable for investments sold	20,952,383
Receivable for fund shares sold	14,037,411
Receivable for expense reimbursement (Note 2)	176
Prepaid expenses	196,757

Total assets	7,239,183,868

Liabilities:
Payable for investments purchased	27,062,229
Payable for fund shares redeemed	9,843,464
Payable for variation margin from open futures contracts	2,724,265
Payable upon return of securities loaned§	187,329,869
Management and investment advisory fees payable	4,526,439
Administrative service and service fees payable	225,055
Transfer agent fees payable	94,957
Custody and fund accounting fees payable	22,555
Professional fees payable	50,906
Trustee fees payable	12,333
Payable for prospectus and shareholder reports	172,353
Other liabilities	6,735

Total liabilities	232,071,160

Net Assets	$7,007,112,708

Analysis of Net Assets:
Paid-in-capital	$5,386,737,825
Undistributed net investment income	4,384,765
Accumulated net realized gain	286,687,025
Unrealized appreciation of investments	1,325,083,813
Unrealized depreciation of foreign currency transactions	(425)
Unrealized appreciation of futures contracts	4,219,705

Net assets	$7,007,112,708

See accompanying notes

22

American Beacon Small Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	207,148,555

Y Class	12,834,721

Investor Class	25,017,090

Advisor Class	3,943,517

A Class	2,468,862

C Class	648,602

R6 ClassA	3,567

Net assets:
Institutional Class	$5,790,008,385

Y Class	$354,284,933

Investor Class	$675,321,870

Advisor Class	$105,154,609

A Class	$65,572,772

C Class	$16,670,440

R6 ClassA	$99,698

Net asset value, offering and redemption price per share:
Institutional Class	$27.95

Y Class	$27.60

Investor Class	$26.99

Advisor Class	$26.67

A Class	$26.56

A Class (offering price)	$28.18

C Class	$25.70

R6 ClassA	$27.95

† Cost of investments in unaffiliated securities	$5,461,353,879
‡ Cost of investments in affiliated securities	$406,465,716
§ Fair value of securities on loan	$179,969,109
A Class commenced operations February 28, 2017 (Note 1).

See accompanying notes

23

American Beacon Small Cap Value FundSM

Statement of Operations

For the Period Ended April 30, 2017 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$45,799,460
Dividend income from affiliated securities	665,788
Income derived from securities lending	1,482,140

Total investment income	47,947,388

Expenses:
Management and investment advisory fees (Note 2)	25,690,917
Transfer agent fees:
Institutional Class	774,829
Y Class	35,929
Investor Class	15,609
Advisor Class	4,911
A Class	3,548
C Class	729
R6 ClassA	373
Custody and fund accounting fees	332,230
Professional fees	72,607
Registration fees and expenses	82,133
Service fees (Note 2):
Y Class	153,673
Investor Class	1,114,766
Advisor Class	142,323
A Class	48,641
C Class	11,433
Distribution fees (Note 2):
Advisor Class	142,323
A Class	81,069
C Class	76,221
Prospectus and shareholder report expenses	186,426
Trustee fees	190,536
Other expenses	150,955

Total expenses	29,312,181

Net fees waived and expenses reimbursed / (recouped) by Manager (Note 2)	(359)

Net expenses	29,311,822

Net investment income	18,635,566

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	309,010,346
Commission recapture (Note 1)	16,909
Foreign currency transactions	(1,535)
Futures contracts	21,203,822
Change in net unrealized appreciation (depreciation) of:
Investments	695,755,775
Foreign currency transactions	(354)
Futures contracts	10,311,558

Net gain from investments	1,036,296,521

Net increase in net assets resulting from operations	$1,054,932,087

† Foreign taxes	$132,130
A Class commenced operations February 28, 2017 (Note 1).

See accompanying notes

24

American Beacon Small Cap Value FundSM

Statements of Changes of Net Assets

	For the Six Months Ended April 30, 2017	For the Year Ended October 31, 2016
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$18,635,566	$53,881,192
Net realized gain from investments, commission recapture, foreign currency transactions, and futures contracts	330,229,542	132,744,476
Change in net unrealized appreciation (depreciation) of investments, foreign currency transactions, and futures contracts	706,066,979	95,192,574

Net increase in net assets resulting from operations	1,054,932,087	281,818,242

Distributions to Shareholders:
Net investment income:
Institutional Class	(44,712,589)	(35,441,317)
Y Class	(2,820,317)	(1,930,427)
Investor Class	(3,777,116)	(3,345,737)
Advisor Class	(514,722)	(382,344)
A Class	(310,111)	(300,302)
Net realized gain from investments:
Institutional Class	(122,225,000)	(202,232,279)
Y Class	(8,295,210)	(11,745,307)
Investor Class	(15,742,672)	(34,525,476)
Advisor Class	(2,933,912)	(5,445,704)
A Class	(1,474,164)	(2,612,559)
C Class	(344,117)	(617,973)

Net distributions to shareholders	(203,149,930)	(298,579,425)

Capital Share Transactions:
Proceeds from sales of shares	1,189,819,840	1,494,089,157
Reinvestment of dividends and distributions	196,388,754	288,838,431
Cost of shares redeemed	(1,047,225,582)	(1,428,769,445)

Net increase in net assets from capital share transactions	338,983,012	354,158,143

Net increase in net assets	1,190,765,169	337,396,960

Net Assets:
Beginning of period	5,816,347,539	5,478,950,579

End of Period *	$7,007,112,708	$5,816,347,539

*Includes undistributed net investment income	$4,384,765	$43,851,960

See accompanying notes

25

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company. As of April 30, 2017, the Trust consists of thirty-two active series, one of which is presented in this filing: American Beacon Small Cap Value Fund (the “Fund”). The remaining thirty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

New Accounting Pronouncements

In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in, and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and its impact, if any, on the Funds’ Financial Statements.

Class Disclosure

The inception date of the R6 Class was February 28, 2017.

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional Investors - sold directly or through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors - sold directly or through Retirement plan sponsors.	$100,000
Investor	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500
Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500
A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500
C Class	Retail investors who invest directly through a financial intermediary such as a broker or employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000
R6	Large institutional retirement plan investors- sold through retirement plan sponsors.	$5,000,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the

26

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

respective Fund. Class specific expenses, where applicable, currently include administration service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, which is part of the U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the Net Asset Value (“NAV”). The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund also designates earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gains in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

27

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management Agreement

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide investment advisory, fund management, and administrative services to the Fund. As compensation for performing the duties under the Management Agreement, the Manager receives from the Fund an annualized fee at the following annual rates as a percentage of average daily net assets: 0.35% of the first $15 billion, 0.325% of the next $15 billion, and 0.30% of the next $30 billion. The Fund pays the unaffiliated investment advisors hired to direct investment activities of the Fund an annualized investment advisory fee based on a percentage of the Fund’s average daily assets. Management fees paid by the Fund during the period ended April 30, 2017 were as follows:

Fund	Management Fee Rate	Management Fee	Amount Paid to Investment Advisors	Amount Paid to Manager
Small Cap Value	0.75%	$25,690,917	$13,661,451	$12,029,466

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statement of Operations. During the period ended April 30, 2017, the manager received securities lending fees of $196,455 for the securities lending activities of the Fund.

Distribution Plans

The Fund, except for the Advisor, A, and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative services fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

28

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.10% of the average daily net assets of the Y Class, up to 0.15% of the average net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class. Effective April 1, 2017, the Fund terminated the service plan for the Y Class.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional Class of the Fund and has agreed to compensate the intermediaries for providing these services. Effective April 1, 2017, the Fund has agreed to compensate the intermediaries for providing services to the Y Class. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to the Trust’s Board of Trustees (the “Board”) approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended April 30, 2017, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Value	$732,196

As of April 30, 2017, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Small Cap Value	$103,195

Brokerage Commissions

Affiliated entities of an investment advisor to the Fund received net commissions on purchases and sales of the Fund’s portfolio securities totaling $63,901 for the period ended April 30, 2017.

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2017, the Manager earned fees totaling $38,958 on the Fund’s direct investments in the USG Select Fund and $86,094 from the Fund’s securities lending collateral invested in USG Select Fund.

29

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating Fund. During the period ended April 30, 2017, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager voluntarily agreed to reduce fees and/or reimburse expenses for the R6 Class of the Fund to the extent that total operating expenses exceed the expense cap. During the period ended April 30, 2017, the Manager waived and/or reimbursed expenses as follows:

Class	Expense Cap 2/28/2017 - 4/30/2017	Reimbursed Expenses	Expiration of Reimbursed Expenses
R6	0.81%	$359	2020

Of this amount, $176 was disclosed as a receivable from the Manager on the Statement of Assets and Liabilities at April 30, 2017. The Fund has adopted an Expense Reimbursement Plan whereby the Manage may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fees reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses above will expire in 2020. The carryover of excess expenses potentially reimbursable to the manager, but not recorded as a liability is $324 expiring in 2017.

Sales Commissions

The Fund’s distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the period ended April 30, 2017, Foreside collected $6,771 in sales commissions from the sale of Class A Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended April 30, 2017, CDSC fees of $250 were collected for the Class A Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended April 30, 2017, CDSC fees of $645 were collected for Class C Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the Trust, the American Beacon Select Funds and the American Beacon Institutional Funds Trust, each Trustee receives an annual retainer of $120,000, plus $5,000 for each Board of Trustee meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also

30

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a single $5,000 fee each quarter for his attendance at the committee meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trust according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Fixed-income securities are considered Level 2 as they are valued using observable inputs.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

31

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When the Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the foonotes of the Schedule of Investments.

4.  Securities and Other Investments

American Depositary Receipts (“ADRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition,

32

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or the sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

33

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended April 30, 2017, the Fund entered into future contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2017
Small Cap Value	2,818

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2017:
	Derivatives not accounted for as hedging instruments
Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$–	$–	$–	$–	$4,219,705	$4,219,705

The effect of financial derivative instruments on the Statement of Operations for the period ended April 30, 2017:
	Derivatives not accounted for as hedging instruments
Realized gain (loss) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Net realized gain (loss) from futures contracts	$–	$–	$–	$–	$21,203,822	$21,203,822
Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Change in unrealized appreciation (depreciation) from futures contracts	$–	$–	$–	$–	$10,311,558	$10,311,558

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

34

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

6.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Allocation Risk

The sub-advisor’s judgments about, and allocations among, asset classes and market exposures may adversely affect the Funds’ performance. This risk may be increased by the use of derivatives to increase allocations to various market exposures.

Cybersecurity and Operational Risk

The Fund and its service providers, and shareholders’ ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. It is not possible for the Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Equity Investments Risk

Equity securities are subject to investment and market risk. The Fund’s investments in equity securities may include common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risks.

Common Stock - The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Depositary Receipts - Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt or foreign stock, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

REITs - Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of net income and gains under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. REITs typically incur fees that are separate from those incurred by the Fund. Accordingly, the Fund’s investment in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. The value of REIT common stock may decline when interest rates rise.

Financial Services Sector Risk

To the extent the Fund invests in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition.

35

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Foreign Investing Risk

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. The Fund may also invest in local currency investments. ADRs are subject to many of the risks inherent in currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, and (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk

The value of, and/or the return generated by, a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed-income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identity both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little

36

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy markets or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds. For example, money market funds are subject to interest rate risk, credit risk, and market risk.

Securities Lending Risk

To the extent the Fund lends its securities, it may be subject to the following risks; i) borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, ii) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Segregated Assets Risk

In connection with certain transactions that may give rise to future payment obligations, including the purchase and sale of futures contracts, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the obligation. Segregated assets cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. The need to maintain cash or other liquid securities in segregated accounts could limit the Fund’s ability to pursue other opportunities as they arise.

Value Stocks Risk

Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may decline. While the Fund’s investments in value stocks may limit its downside risk over time the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Different investment styles could cause the Fund to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provides for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2017.

37

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Offsetting of Financial Assets and Derivative Assets as of April 30, 2017:
	Assets	Liabilities
Futures Contracts	$4,219,705	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$4,219,705	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(4,219,705)	$-

Total derivative assets and liabilities subject to an MNA	$-	$-

	Remaining Contractual Maturity of the Agreements As of April 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$179,969,109	$-	$-	$-	$179,969,109

Total Borrowings	$179,969,109	$-	$-	$-	$179,969,109

Gross amount of recognized liabilities for securities lending transactions					$179,969,109

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
	(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$47,651,072	$35,450,206
Y Class	3,019,748	1,930,943
Investors Class	4,155,595	3,347,255
Advisor Class	585,257	382,583
A Class	345,552	300,417
C Class	8,273	27

38

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
	(unaudited)
Long-term capital gains
Institutional Class	$119,286,517	$202,223,390
Y Class	8,095,779	11,744,791
Investors Class	15,364,193	34,523,958
Advisor Class	2,863,377	5,445,465
A Class	1,438,723	2,612,444
C Class	335,844	617,946

Total distributions paid	$203,149,930	$298,579,425

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2017 the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation (depreciation)
Small Cap Value	$5,919,111,084	$1,512,030,490	$(238,238,166)	$1,273,792,324

Fund	Net unrealized appreciation (depreciation)	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Other temporary differences	Distributable earnings
Small Cap Value	$1,273,792,324	$76,498,822	$270,084,162	$(4,219,705)	$4,219,280	$1,620,374,883

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains (losses) on certain derivative instruments, and reclassifications of income from real estate investment securities and publicly traded partnership and the realization for tax purposes of unrealized gains (losses) on investments in passive foreign investment companies.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from foreign currency re-classes and reclassifications of income from real estate investment securities and publicly traded partnerships as of April 30, 2017:

Fund	Paid-in-capital	Undistributed (overdistribution of) net investment income	Accumulated net realized gain (loss)	Net unrealized appreciation (depreciation)
Small Cap Value	$2	$(5,967,906)	$5,967,904	$–

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the period ended April 30, 2017, the Fund did not have capital loss carryforwards.

39

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period ended April 30, 2017 were $1,662,645,776 and $1,450,033,555, respectively.

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2017 are as follows:

Type of Transaction	October 31, 2016 Shares/Fair Value	Purchases	Sales	April 30, 2017 Shares/Fair Value	Dividend Income
Direct	$176,509,560	$1,207,895,605	$1,165,269,318	$219,135,847	$665,788
Securities Lending	182,435,583	551,426,720	546,532,434	187,329,869	n/a

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

40

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

As of April 30, 2017, the value of outstanding securities on loan and the value of collateral was as follows:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$179,969,109	$187,329,869	$-	$187,329,869

Cash collateral is listed in the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	Institutional Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	34,133,457	$950,179,018	50,066,083	$1,141,562,636
Reinvestment of dividends	5,798,690	161,493,508	10,230,460	229,980,745
Shares redeemed	(26,466,564)	(731,261,317)	(41,325,796)	(964,710,175)

Net (decrease) in shares outstanding	13,465,583	$380,411,209	18,970,747	$406,833,206

	Y Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	3,768,889	$101,957,954	6,190,151	$138,267,948
Reinvestment of dividends	377,530	10,385,850	561,615	12,479,092
Shares redeemed	(3,619,157)	(98,319,118)	(4,742,116)	(108,967,301)

Net (decrease) in shares outstanding	527,262	$14,024,686	2,009,650	$41,779,739

	Investor Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	3,625,146	$97,509,980	5,975,063	$132,337,020
Reinvestment of dividends	705,910	19,003,095	1,706,590	37,152,459
Shares redeemed	(5,574,864)	(147,717,113)	(11,718,144)	(259,411,145)

Net (decrease) in shares outstanding	(1,243,808)	$(31,204,038)	(4,036,491)	$(89,921,666)

	Advisor Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	668,719	$17,666,062	2,143,395	$45,656,821
Reinvestment of dividends	129,599	3,448,634	271,451	5,828,048
Shares redeemed	(1,600,270)	(42,399,867)	(2,430,956)	(52,219,934)

Net (decrease) in shares outstanding	(801,952)	$(21,285,171)	(16,110)	$(735,065)

	A Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	659,823	$17,406,763	1,532,151	$32,767,569
Reinvestment of dividends	66,206	1,754,460	133,614	2,863,338
Shares redeemed	(991,559)	(25,207,069)	(1,259,802)	(27,791,679)

Net (decrease) in shares outstanding	(265,530)	$(6,045,846)	405,963	$7,839,228

41

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

	C Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	194,732	$5,000,053	160,094	$3,424,578
Reinvestment of dividends	11,793	303,207	25,623	534,749
Shares redeemed	(91,235)	(2,321,088)	(165,427)	(3,556,022)

Net (decrease) in shares outstanding	115,290	$2,982,172	20,290	$403,305

	AMR Class(1)
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	2,918	$72,585
Shares redeemed	-	-	(508,200)	(12,113,189)

Net (decrease) in shares outstanding	-	$-	(505,582)	$(12,040,604)

	R6 Class
	February 28, 2017 to April 30, 2017		Year Ended October 31, 2016
American Beacon Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	3,568	$100,010	-	$-
Shares redeemed	-	(10)	-	-

Net (decrease) in shares outstanding	3,568	$100,000	-	$-

(1) The AMR Class closed on December 11, 2015.

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

42

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30, 2017		Year Ended October 31,

			2016B	2015	2014A	2013	2012

	(unaudited)
Net asset value, beginning of period	$24.36		$24.69	$27.80	$28.04	$21.04	$18.75

Income from investment operations:
Net investment income	0.07		0.23	0.24	0.17	0.25	0.17
Net gains on investments (both realized and unrealized)	4.37		0.79	0.02	2.18	7.60	2.20

Total income (loss) from investment operations	4.44		1.02	0.26	2.35	7.85	2.37

Less distributions:
Dividends from net investment income	(0.23)		(0.20)	(0.19)	(0.14)	(0.27)	(0.08)
Distributions from net realized gains	(0.62)		(1.15)	(3.18)	(2.45)	(0.58)	-

Total distributions	(0.85)		(1.35)	(3.37)	(2.59)	(0.85)	(0.08)

Net asset value, end of period	$27.95		$24.36	$24.69	$27.80	$28.04	$21.04

Total returnC	18.20	%D	4.58%	0.87%	8.78%	38.59%	12.71%

Ratios and supplemental data:
Net assets, end of period	$5,790,008,386		$4,717,291,753	$4,313,522,956	$4,002,884,144	$3,430,107,382	$2,189,761,186
Ratios to average net assets:
Expenses, before reimbursements	0.81	%E	0.83%	0.81%	0.80%	0.82%	0.82%
Expenses, net of reimbursements	0.81	%E	0.83%	0.81%	0.80%	0.82%	0.82%
Net investment income, before expense reimbursements	0.60	%E	1.01%	0.99%	0.67%	1.01%	0.87%
Net investment income, net of reimbursements	0.60	%E	1.01%	0.99%	0.67%	1.01%	0.87%
Portfolio turnover rate	22	%D	53%	47%	73%	48%	51%

A	On August 19, 2014, Opus Capital Group, LLC was terminated and ceased managing assets of the Small Cap Value Fund. On March 17, 2014, Barrow Hanley, Mewhinney & Strauss, LLC began managing additional assets of the Small Cap Value Fund. On September 19, 2014, Hillcrest Asset Management, LLC began managing assets of the Small Cap Value Fund.
B	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Asset Management.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

43

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2017		Year Ended October 31,

			2016B	2015	2014A	2013	2012

	(unaudited)
Net asset value, beginning of period	$24.06		$24.41	$27.52	$27.81	$20.89	$18.66

Income from investment operations:
Net investment income	0.06		0.23	0.23	0.18	0.22	0.15
Net gains on investments (both realized and unrealized)	4.31		0.76	0.01	2.12	7.55	2.19

Total income (loss) from investment operations	4.37		0.99	0.24	2.30	7.77	2.34

Less distributions:
Dividends from net investment income	(0.21)		(0.19)	(0.17)	(0.14)	(0.27)	(0.11)
Distributions from net realized gains	(0.62)		(1.15)	(3.18)	(2.45)	(0.58)	-

Total distributions	(0.83)		(1.34)	(3.35)	(2.59)	(0.85)	(0.11)

Net asset value, end of period	$27.60		$24.06	$24.41	$27.52	$27.81	$20.89

Total returnC	18.15	%D	4.49%	0.79%	8.67%	38.45%	12.58%

Ratios and supplemental data:
Net assets, end of period	$354,284,933		$296,082,333	$251,360,287	$190,416,114	$122,849,739	$38,982,081
Ratios to average net assets:
Expenses, before reimbursements	0.89	%E	0.90%	0.90%	0.89%	0.91%	0.91%
Expenses, net of reimbursements	0.89	%E	0.90%	0.90%	0.89%	0.91%	0.91%
Net investment income, before expense reimbursements	0.52	%E	0.94%	0.90%	0.58%	0.74%	0.77%
Net investment income, net of reimbursements	0.52	%E	0.94%	0.90%	0.58%	0.74%	0.77%
Portfolio turnover rate	22	%D	53%	47%	73%	48%	51%

A	On August 19, 2014, Opus Capital Group, LLC was terminated and ceased managing assets of the Small Cap Value Fund. On March 17, 2014, Barrow Hanley, Mewhinney & Strauss, LLC began managing additional assets of the Small Cap Value Fund. On September 19, 2014, Hillcrest Asset Management, LLC began managing assets of the Small Cap Value Fund.
B	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Asset Management.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

44

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2017		Year Ended October 31,

			2016B	2015	2014A	2013	2012

	(unaudited)
Net asset value, beginning of period	$23.52		$23.86	$26.96	$27.27	$20.47	$18.23

Income from investment operations:
Net investment income	0.05		0.19	0.18	0.10	0.18	0.11
Net gains (losses) on investments (both realized and unrealized)	4.19		0.73	(0.02)	2.09	7.38	2.13

Total income (loss) from investment operations	4.24		0.92	0.16	2.19	7.56	2.24

Less distributions:
Dividends from net investment income	(0.15)		(0.11)	(0.08)	(0.05)	(0.18)	-
Distributions from net realized gains	(0.62)		(1.15)	(3.18)	(2.45)	(0.58)	-

Total distributions	(0.77)		(1.26)	(3.26)	(2.50)	(0.76)	-

Net asset value, end of period	$26.99		$23.52	$23.86	$26.96	$27.27	$20.47

Total returnC	18.01	%D	4.27%	0.50%	8.40%	38.11%	12.31%

Ratios and supplemental data:
Net assets, end of period	$675,321,870		$617,552,712	$723,044,801	$851,731,763	$934,041,370	$748,550,056
Ratios to average net assets:
Expenses, before reimbursements	1.12	%E	1.14%	1.15%	1.16%	1.18%	1.18%
Expenses, net of reimbursements	1.12	%E	1.14%	1.15%	1.16%	1.18%	1.18%
Net investment income, before expense reimbursements	0.30	%E	0.70%	0.67%	0.33%	0.73%	0.51%
Net investment income, net of reimbursements	0.30	%E	0.70%	0.67%	0.33%	0.73%	0.51%
Portfolio turnover rate	22	%D	53%	47%	73%	48%	51%

A	On August 19, 2014, Opus Capital Group, LLC was terminated and ceased managing assets of the Small Cap Value Fund. On March 17, 2014, Barrow Hanley, Mewhinney & Strauss, LLC began managing additional assets of the Small Cap Value Fund. On September 19, 2014, Hillcrest Asset Management, LLC began managing assets of the Small Cap Value Fund.
B	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Asset Management.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

45

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor ClassC
	Six Months Ended April 30, 2017		Year Ended October 31,

			2016B	2015	2014A	2013	2012

	(unaudited)
Net asset value, beginning of period	$23.22		$23.60	$26.69	$27.06	$20.35	$18.15

Income from investment operations:
Net investment income	0.14		0.12	0.13	0.06	0.14	0.06
Net gains on investments (both realized and unrealized)	4.04		0.73	0.01	2.07	7.34	2.14

Total income (loss) from investment operations	4.18		0.85	0.14	2.13	7.48	2.20

Less distributions:
Dividends from net investment income	(0.11)		(0.08)	(0.05)	(0.05)	(0.19)	-
Distributions from net realized gains	(0.62)		(1.15)	(3.18)	(2.45)	(0.58)	-

Total distributions	(0.73)		(1.23)	(3.23)	(2.50)	(0.77)	-

Net asset value, end of period	$26.67		$23.22	$23.60	$26.69	$27.06	$20.35

Total returnD	17.98	%E	4.01%	0.41%	8.22%	37.93%	12.12%

Ratios and supplemental data:
Net assets, end of period	$105,154,609		$110,205,158	$98,224,328	$102,681,998	$88,032,906	$44,730,536
Ratios to average net assets:
Expenses, before reimbursements	1.30	%F	1.31%	1.31%	1.29%	1.31%	1.32%
Expenses, net of reimbursements	1.30	%F	1.31%	1.31%	1.29%	1.31%	1.32%
Net investment income, before expense reimbursements	0.14	%F	0.53%	0.51%	0.18%	0.46%	0.35%
Net investment income, net of reimbursements	0.14	%F	0.53%	0.51%	0.18%	0.46%	0.35%
Portfolio turnover rate	22	%D	53%	47%	73%	48%	51%

A	On August 19, 2014, Opus Capital Group, LLC was terminated and ceased managing assets of the Small Cap Value Fund. On March 17, 2014, Barrow Hanley, Mewhinney & Strauss, LLC began managing additional assets of the Small Cap Value Fund. On September 19, 2014, Hillcrest Asset Management, LLC began managing assets of the Small Cap Value Fund.
B	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Asset Management.
C	On January 15, 2016, the Retirement Class closed and the assets were merged into the Advisor Class.
D	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
E	Not annualized.
F	Annualized.

46

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30, 2017		Year Ended October 31,

			2016B	2015	2014A	2013	2012

	(unaudited)
Net asset value, beginning of period	$23.14		$23.54	$26.63	$27.03	$20.35	$18.19

Income from investment operations:
Net investment income	0.04		0.15	0.13	0.11	0.16	0.08
Net gains on investments (both realized and unrealized)	4.13		0.73	0.02	2.03	7.30	2.12

Total income (loss) from investment operations	4.17		0.88	0.15	2.14	7.46	2.20

Less distributions:
Dividends from net investment income	(0.13)		(0.13)	(0.06)	(0.09)	(0.20)	(0.04)
Distributions from net realized gains	(0.62)		(1.15)	(3.18)	(2.45)	(0.58)	-

Total distributions	(0.75)		(1.28)	(3.24)	(2.54)	(0.78)	(0.04)

Net asset value, end of period	$26.56		$23.14	$23.54	$26.63	$27.03	$20.35

Total returnC	18.01	%D	4.17%	0.45%	8.30%	37.83%	12.11%

Ratios and supplemental data:
Net assets, end of period	$65,572,772		$63,277,387	$54,815,183	$29,569,753	$13,417,645	$4,064,204
Ratios to average net assets:
Expenses, before reimbursements	1.20	%E	1.21%	1.21%	1.27%	1.35%	1.44%
Expenses, net of reimbursements	1.20	%E	1.21%	1.22%	1.27%	1.32%	1.34%
Net investment income, before expense reimbursements	0.22	%E	0.64%	0.56%	0.19%	0.30%	0.21%
Net investment income, net of reimbursements	0.22	%E	0.64%	0.54%	0.20%	0.34%	0.32%
Portfolio turnover rate	22	%D	53%	47%	73%	48%	51%

A	On August 19, 2014, Opus Capital Group, LLC was terminated and ceased managing assets of the Small Cap Value Fund. On March 17, 2014, Barrow Hanley, Mewhinney & Strauss, LLC began managing additional assets of the Small Cap Value Fund. On September 19, 2014, Hillcrest Asset Management, LLC began managing assets of the Small Cap Value Fund.
B	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Asset Management.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

47

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30, 2017		Year Ended October 31,

			2016B	2015	2014A	2013	2012

	(unaudited)
Net asset value, beginning of period	$22.39		$22.84	$26.05	$26.60	$20.07	$18.04

Income from investment operations:
Net investment income (loss)	(0.03)		(0.02)	0.03	(0.07)	0.03	(0.03)
Net gains (losses) on investments (both realized and unrealized)	3.96		0.72	(0.06)	1.97	7.17	2.06

Total income (loss) from investment operations	3.93		0.70	(0.03)	1.90	7.20	2.03

Less distributions:
Dividends from net investment income	-		-	-	-	(0.09)	-
Distributions from net realized gains	(0.62)		(1.15)	(3.18)	(2.45)	(0.58)	-

Total distributions	(0.62)		(1.15)	(3.18)	(2.45)	(0.67)	-

Net asset value, end of period	$25.70		$22.39	$22.84	$26.05	$26.60	$20.07

Total returnC	17.53	%D	3.42%	(0.31)%	7.46%	36.88%	11.25%

Ratios and supplemental data:
Net assets, end of period	$16,670,440		$11,938,196	$11,718,580	$9,676,368	$6,396,419	$2,329,911
Ratios to average net assets:
Expenses, before reimbursements	1.94	%E	1.96%	1.97%	2.03%	2.09%	2.21%
Expenses, net of reimbursements	1.94	%E	1.96%	1.98%	2.03%	2.07%	2.10%
Net investment (loss), before expense reimbursements	(0.56	)%E	(0.12)%	(0.17)%	(0.56)%	(0.41)%	(0.54)%
Net investment (loss), net of reimbursements	(0.56	)%E	(0.12)%	(0.17)%	(0.56)%	(0.39)%	(0.43)%
Portfolio turnover rate	22	%D	53%	47%	73%	48%	51%

A	On August 19, 2014, Opus Capital Group, LLC was terminated and ceased managing assets of the Small Cap Value Fund. On March 17, 2014, Barrow Hanley, Mewhinney & Strauss, LLC began managing additional assets of the Small Cap Value Fund. On September 19, 2014, Hillcrest Asset Management, LLC began managing assets of the Small Cap Value Fund.
B	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Asset Management.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

48

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	February 28, 2017 A to April 30, 2017

	(unaudited)
Net asset value, beginning of period	$28.03

Income from investment operations:
Net investment income	0.02
Net gains (losses) on investments (both realized and unrealized)	(0.10)

Total income (loss) from investment operations	(0.08)

Net asset value, end of period	$27.95

Total returnD	18.25	%C

Ratios and supplemental data:
Net assets, end of period	$99,698
Ratios to average net assets:
Expenses, before reimbursements	3.05	%B
Expenses, net of reimbursements	0.82	%B
Net investment income, before expense reimbursements	2.68	%B
Net investment income, net of reimbursements	0.50	%B
Portfolio turnover rate	22	%C

A	Commencement of operations.
B	Annualized.
C	Not annualized.
D	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

49

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To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the American Beacon Small Cap Value Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, TX	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 4/17

American Beacon®
FUNDS

2017

SEMI-ANNUAL REPORT

April 30, 2017

BALANCED FUND

MID-CAP VALUE FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

MID-CAP VALUE FUND

Investing in medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund may participate in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

BALANCED FUND

The use of fixed-income securities entails interest rate and credit risks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The use of futures contracts for cash management may subject the Fund to losing more money than invested. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2017

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

In the weeks ahead of the U.S. presidential election on November 8, 2016, uncertainty about the outcome caused many investors to stay on the sidelines. Some investors questioned whether the election’s result would have negative consequences for their portfolios, although elections have rarely had a lasting effect on the market.

Following the election, the markets responded positively to aspects of the incoming administration’s proposed plans for economic growth; i.e., repatriating jobs from overseas, relaxing regulations, lowering taxes and increasing infrastructure spending. From Election Day 2016 to Inauguration Day 2017, the S&P 500 Index – a broad measure of the performance of large U.S. companies – climbed approximately 6%. During the administration’s first 100 days (Inauguration Day to April 30), the same market bellwether gained approximately 5%.

Then on March 15, 2017, as economists had anticipated, the Federal Reserve increased the federal funds rate by 0.25% to a range of 0.75% to 1.00%. It was the third increase since 2008. The Federal Open Market Committee’s confidence in the improving U.S. economy was previously exhibited in December 2016 and December 2015. Economists anticipate two additional increases in 2017.

For the six months ended April 30, 2017:

•	American Beacon Balanced Fund (Investor Class) returned 9.08%.

•	American Beacon Mid-Cap Value Fund (Investor Class) returned 16.07%.

For the same time period, the Russell 1000 Value Index, which represents large-cap value stocks, returned 11.69%; the Bloomberg Barclays Capital U.S. Aggregate Index, which represents investment-grade, fixed-income securities, returned -0.67%; and the Russell Midcap Value Index, which measures the performance of domestic mid-cap value funds, returned 12.42%.

At American Beacon Advisors, we are proud to offer a broad range of domestic and global equity and fixed-income funds sub-advised by experienced asset managers who employ distinctive investment processes to manage assets through a variety of economic and market conditions. Together, we work diligently to help our shareholders meet their long-term financial goals.

Thank you for your continued interest in American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

American Beacon Balanced FundSM

Performance Overview

April 30, 2017 (Unaudited)

The Investor Class of the American Beacon Balanced Fund (the “Fund”) returned 9.08% for the six months ended April 30, 2017, outperforming the 60% Russell 1000® Value Index/40% Bloomberg Barclays Capital U.S. Aggregate Index return of 6.67% for the same period.

Total Returns for the Period ended 4/30/17
	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
Institutional Class (1,7)	AADBX	9.29%	12.50%	5.41%	8.98%	5.41%
Y Class (1,2,7)	ACBYX	9.49%	12.52%	5.38%	8.91%	5.34%
Investor Class (1,7)	AABPX	9.08%	12.01%	5.04%	8.59%	5.06%
Advisor Class (1,7)	ABLSX	8.99%	11.80%	4.85%	8.41%	4.88%
A Class with sales charge (1,3,7)	ABFAX	2.74%	5.50%	2.92%	7.20%	4.37%
A Class without sales charge (1,3,7)	ABFAX	9.05%	11.93%	4.97%	8.48%	4.99%
C Class with sales charge (1,4,7)	ABCCX	7.63%	10.06%	4.18%	7.67%	4.45%
C Class without sales charge (1,4,7)	ABCCX	8.63%	11.06%	4.18%	7.67%	4.45%

Balanced Composite Index (5,6)		6.67%	10.10%	6.15%	8.94%	5.38%
Russell 1000® Value Index (5,6)		11.69%	16.55%	8.26%	13.32%	5.53%
Bloomberg Barclays Capital U.S. Aggregate Index (5,6)		(0.67)%	0.83%	2.66%	2.27%	4.30%

*	Not Annualized.

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.	Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 4/30/07 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/07. A portion of the fees charged to the Y Class of the Fund was waived in 2011, partially recovered in 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown in 2011.

3.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/07 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/07. A portion of the fees charged to the A Class of the Fund was waived in 2011 and 2012, partially recovered in 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown in 2011 and 2012. A Class has a maximum sales charge of 5.75%.

4.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/07 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/07. A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2012, partially recovered in 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012. The maximum contingent deferred sales charge for C Class is 1% for shares redeemed within one year of the date of purchase.

5.	To reflect the Fund’s allocation of its assets between investment grade fixed-income securities and equity securities, the returns of the Russell 1000 Value Index and the Bloomberg Barclays Capital U.S. Aggregate Index have been combined in a 60%/40% proportion.

6.	The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Bloomberg Barclays Capital U.S. Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. One cannot directly invest in an index.

7.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, and C Class shares was 0.63%, 0.73%, 0.96%, 1.13%, 1.03%, and 1.78%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

American Beacon Balanced FundSM

Performance Overview

April 30, 2017 (Unaudited)

During the six-month period, the Fund’s assets on average were invested 67% in equities (including equitized cash) and 33% in fixed-income securities, ending the period with approximately the same allocation.

The equity portion of the Fund (excluding equitized cash) returned 13.9% for the period, outperforming the Russell 1000 Value Index (the “Index”) return of 11.7%. The Fund outperformed the Index as both stock selection and sector allocation added value relative to the Index.

Stock selections in the Information Technology, Health Care, and Financials sectors contributed the majority of the outperformance during the six-month period. In the Information Technology sector, Micron Technology Inc. (up 60.5%) was the largest contributor, followed closely by off-benchmark Ericsson (LM) Tel Sp. ADR (up 32.6%). In Health Care, positions in Anthem (up 45.8%) and off-benchmark Sanofi ADR (up 20.9%) both had a positive impact on performance. In the Financials sector, the Fund’s position in Bank of America Corp. (up 42.0%) and off-benchmark Blackstone Group Lp. (up 30.7%) contributed to the outperformance. The above well-performing sectors outweighed negative contribution from an investment in off-benchmark Michael Kors Holdings Ltd. (down 28.5%) within the Consumer Discretionary sector.

The Fund’s underweight to Real Estate (up 4.2%), the second worst performing sector in the Index, and underweight to Consumer Staples (up 6.2%) helped performance the most through sector allocation. On the other hand, being overweight in Consumer Discretionary weighed on the Fund’s relative value.

The fixed-income portion of the Fund returned -0.3% for the six-month period, outperforming the Bloomberg Barclays Capital U.S. Aggregate Index (the “Barclays Index”) return of -0.7%. The Fund’s fixed-income excess performance relative to the Barclays Index was due to both positive sector allocation and security selection. The Fund’s selections within U.S. Treasuries (down 0.3%) added relative value. Good selection and an overweight allocation to the Manufacturing sector also benefited the Fund, as did an overweight to the Finance sector. From a duration perspective, the portfolio was helped most by overweighting the 0 to 1 year range, as well as good selections in the 5 to 7 year range.

The sub-advisors continue to focus on the disciplined selection of attractive securities that should allow the Fund to benefit long-term.

Top Ten Holdings (% Net Assets)
U.S. Treasury Notes/Bonds, 1.00%, Due 7/31/2018		5.1
Citigroup, Inc.		2.8
Bank of America Corp.		2.3
American International Group, Inc.		1.6
JPMorgan Chase & Co.		1.6
BP PLC		1.5
Microsoft Corp.		1.4
Oracle Corp.		1.3
Wells Fargo & Co.		1.2
Anthem, Inc.		1.2

Total Fund Holdings	491

Sector Allocation (% Equities)
Financials		27.7
Information Technology		14.0
Industrials		12.1
Energy		11.4
Health Care		11.0
Consumer Discretionary		10.9
Materials		4.7
Consumer Staples		4.1
Telecommunication Services		2.2
Utilities		1.9

American Beacon Balanced FundSM

Performance Overview

April 30, 2017 (Unaudited)

Sector Allocation (% Fixed Income)
U.S. Treasury Obligations	45.8
U.S. Agency Mortgage-Backed Obligations	15.7
Financial	10.8
Consumer, Non-cyclical	4.2
Technology	3.6
Consumer, Cyclical	3.3
Communications	3.2
Commercial Mortgage-Backed Obligations	2.9
Industrial	2.7
Utilities	2.0
Asset-Backed Obligations	1.9
Energy	1.8
Basic Materials	0.9
Municipal Obligations	0.8
Foreign Sovereign	0.2
Foreign Government Obligations	0.2

American Beacon Mid-Cap Value FundSM

Performance Overview

April 30, 2017 (Unaudited)

The Investor Class of the American Beacon Mid-Cap Value Fund (the “Fund”) returned 16.07% for the six months ended April 30, 2017. The Fund outperformed the Russell Midcap® Value Index (the “Index”) return of 12.42% for the same period.

Total Returns for the Period ended 4/30/17
	Ticker	6 Months	1 Year	3 Years	5 Years	10 Years
Institutional Class (1,3,9)	AACIX	16.18%	19.76%	8.05%	13.51%	7.41%
Y Class (1,4,9)	ACMYX	16.15%	19.68%	8.00%	13.43%	7.37%
Investor Class (1,2,9)	AMPAX	16.07%	19.45%	7.81%	13.24%	7.22%
Advisor Class (1,5,9)	AMCSX	15.92%	19.14%	7.49%	12.92%	6.93%
A Class with sales charge (1,6,9)	ABMAX	9.23%	12.40%	5.55%	11.69%	6.35%
A Class without sales charge (1,6,9)	ABMAX	15.93%	19.23%	7.64%	13.03%	6.98%
C Class with sales charge (1,7,9)	AMCCX	14.54%	17.40%	6.82%	12.18%	6.45%
C Class without sales charge (1,7,9)	AMCCX	15.54%	18.40%	6.82%	12.18%	6.45%

Russell Midcap® Value Index (8)		12.42%	17.52%	8.86%	14.26%	7.16%

*	Not Annualized.

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.	A portion of the fees charged to the Investor Class of the Fund was waived from 2006 through 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than actual returns shown from 2006 through 2013.

3.	A portion of the fees charged to the Institutional Class of the Fund was waived from 2007 through 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than actual returns shown from 2007 through 2013.

4.	Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 4/30/07 up to 3/1/10, the inception date of the Y Class and the returns of the Y Class since its inception. Expenses of the Institutional Class are lower than those of the Y Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/07. A portion of the fees charged to the Y Class of the Fund was waived from 2010 through 2013. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2013.

5.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/07 to 6/29/07, the inception date of the Advisor Class, and the returns of the Advisor Class since its inception. Expenses of the Investor Class are lower than those of the Advisor Class. As a result, total returns shown may be higher than they would have been had the Advisor Class been in existence since 4/30/07. A portion of the fees charged to the Advisor Class of the Fund was waived from 2007 through 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown from 2007 through 2013.

6.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/07 to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the Investor Class are lower than those of the A Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/07. A portion of the fees charged to the A Class of the Fund was waived from 2010 through 2012 and fully recovered in 2013. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012. A Class shares have a maximum sales charge of 5.75%.

7.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/07 to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the Investor Class are lower than those of the C Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/07. A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2013. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

8.	The Russell Midcap Value Index is an unmanaged index of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Russell Midcap Value Index, Russell Midcap Index and Russell 1000 Index are registered trademarks of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. One cannot directly invest in an index.

American Beacon Mid-Cap Value FundSM

Performance Overview

April 30, 2017 (Unaudited)

9.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, and C Class shares was 0.90%, 0.97%, 1.13%, 1.41%, 1.27%, and 2.05%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index as both stock selection and sector allocation added relative value.

The Fund’s performance related to security selection was mostly attributed to investments in the Consumer Discretionary and Real Estate sectors. Holdings in the Consumer Discretionary sector contributing to performance included Wyndham Worldwide (up 48.4%), Royal Caribbean Cruises (up 40.7%) and Dana (up 28.9%). In the Real Estate sector The GEO Group (up 123.3%) was the largest contributor. Not owning Kimco Realty, which was down 22.0% in the Index, also added relative value. The aforementioned performance was somewhat offset by the Fund’s absence from Micron Technology, up 61.3% in the Index, which detracted from performance in the Information Technology sector.

From a sector allocation perspective, the Fund’s significant underweight positions in the Real Estate and Utilities sectors added value relative to the Index. An overweight in Financials, the second best performing sector, also contributed to performance.

The sub-advisors’ philosophy of investing in undervalued companies that exhibit improving profitability and earnings growth potential should allow the Fund to benefit longer term.

Top Ten Holdings (% Net Assets)
Dover Corp.		1.9
Lamar Advertising Co.		1.8
Murphy Oil Corp.		1.7
Pinnacle West Capital Corp.		1.7
Royal Caribbean Cruises Ltd.		1.7
FNF Group		1.6
Cardinal Health, Inc.		1.6
Willis Towers Watson PLC		1.5
KeyCorp		1.4
TransDigm Group, Inc.		1.4

Total Fund Holdings	124

Sector Allocation (% Equities)
Financials		24.6
Consumer Discretionary		15.0
Industrials		15.0
Information Technology		11.1
Energy		9.3
Health Care		7.6
Utilities		5.7
Materials		5.5
Real Estate		4.5
Consumer Staples		1.7

American Beacon FundsSM

Expense Examples

April 30, 2017 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2016 through April 30, 2017.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

April 30, 2017 (Unaudited)

American Beacon Balanced Fund
	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Expenses Paid During Period 11/1/2016-4/30/2017*
Institutional Class
Actual	$1,000.00	$1,092.90	$2.91
Hypothetical**	$1,000.00	$1,022.00	$2.81
Y Class
Actual	$1,000.00	$1,094.90	$3.48
Hypothetical**	$1,000.00	$1,021.50	$3.36
Investor Class
Actual	$1,000.00	$1,090.80	$4.56
Hypothetical**	$1,000.00	$1,020.40	$4.41
Advisor Class
Actual	$1,000.00	$1,089.90	$5.54
Hypothetical**	$1,000.00	$1,019.50	$5.36
A Class
Actual	$1,000.00	$1,090.50	$5.03
Hypothetical**	$1,000.00	$1,020.00	$4.86
C Class
Actual	$1,000.00	$1,086.30	$8.90
Hypothetical**	$1,000.00	$1,016.30	$8.60

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.56%, 0.67%, 0.88%, 1.07%, 0.97%, and 1.72% for the Institutional, Y, Investor, Advisor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

American Beacon Mid-Cap Value Fund
Beginning Account Value 11/1/2016		Ending Account Value 4/30/2017	Expenses Paid During Period 11/1/2016-4/30/2017*
Institutional Class
Actual	$1,000.00	$1,161.80	$4.72
Hypothetical**	$1,000.00	$1,020.40	$4.41
Y Class
Actual	$1,000.00	$1,161.50	$5.14
Hypothetical**	$1,000.00	$1,020.00	$4.81
Investor Class
Actual	$1,000.00	$1,160.70	$5.84
Hypothetical**	$1,000.00	$1,019.40	$5.46
Advisor Class
Actual	$1,000.00	$1,159.20	$7.44
Hypothetical**	$1,000.00	$1,017.90	$6.95
A Class
Actual	$1,000.00	$1,159.30	$6.80
Hypothetical**	$1,000.00	$1,018.50	$6.36
C Class
Actual	$1,000.00	$1,155.40	$10.85
Hypothetical**	$1,000.00	$1,014.70	$10.14

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.88%, 0.96%, 1.09%, 1.39%, 1.27%, and 2.03% for the Institutional, Y, Investor, Advisor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 61.64%
Consumer Discretionary - 6.75%
Auto Components - 1.22%
Adient PLC	7,832	$576,122
Goodyear Tire & Rubber Co.	59,108	2,141,483
Magna International, Inc.	45,527	1,901,662

		4,619,267

Automobiles - 1.85%
Ford Motor Co.	51,017	585,165
General Motors Co.	121,532	4,209,869
Harley-Davidson, Inc.	6,441	365,913
Honda Motor Co., Ltd., ADR	13,493	392,646
Toyota Motor Corp., ADR	13,541	1,464,324

		7,017,917

Hotels, Restaurants & Leisure - 0.40%
Carnival Corp.	10,842	669,710
Norwegian Cruise Line Holdings Ltd.A	15,565	839,421

		1,509,131

Household Durables - 0.35%
DR Horton, Inc.	27,611	908,126
Tupperware Brands Corp.	5,813	417,431

		1,325,557

Media - 1.54%
CBS Corp., Class B, NVRB	30,067	2,001,260
Comcast Corp., Class A	33,460	1,311,297
Discovery Communications, Inc., Class AA	59,600	1,715,288
Discovery Communications, Inc.A	17,299	484,026
Omnicom Group, Inc.	4,186	343,754

		5,855,625

Multiline Retail - 0.49%
Dollar General Corp.	19,489	1,417,045
Target Corp.	7,728	431,609

		1,848,654

Specialty Retail - 0.72%
Bed Bath & Beyond, Inc.	19,424	752,680
Lowe’s Cos., Inc.	23,226	1,971,423

		2,724,103

Textiles, Apparel & Luxury Goods - 0.18%
Michael Kors Holdings Ltd.A	18,703	698,183

Total Consumer Discretionary		25,598,437

Consumer Staples - 2.51%
Food & Staples Retailing - 0.95%
CVS Health Corp.	34,804	2,869,242
Wal-Mart Stores, Inc.	9,640	724,735

		3,593,977

Food Products - 0.24%
Bunge Ltd.	5,770	456,003
Kellogg Co.	6,292	446,732

		902,735

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Consumer Staples - 2.51% (continued)
Tobacco - 1.32%
Altria Group, Inc.	21,820	$1,566,240
Imperial Brands PLC, ADR	31,107	1,546,702
Philip Morris International, Inc.	17,033	1,887,938

		5,000,880

Total Consumer Staples		9,497,592

Energy - 7.05%
Energy Equipment & Services - 0.25%
Helmerich & Payne, Inc.	8,100	491,184
Oceaneering International, Inc.	17,155	452,721

		943,905

Oil, Gas & Consumable Fuels - 6.80%
Anadarko Petroleum Corp.	27,997	1,596,389
Apache Corp.	44,067	2,143,419
BP PLC, ADR	166,162	5,702,680
Canadian Natural Resources Ltd.	87,865	2,800,257
Chevron Corp.	17,781	1,897,233
Cobalt International Energy, Inc.A	178,043	69,633
ConocoPhillips	40,735	1,951,614
Devon Energy Corp.	36,807	1,453,508
Hess Corp.	31,032	1,515,292
Kosmos Energy Ltd.A	67,069	403,085
Marathon Oil Corp.	122,231	1,817,575
Murphy Oil Corp.	45,275	1,185,299
Phillips 66	26,379	2,098,713
Royal Dutch Shell PLC, Class A, ADR	22,235	1,160,445

		25,795,142

Total Energy		26,739,047

Financials - 17.07%
Banks - 9.02%
Bank of America Corp.	367,972	8,588,466
BNP Paribas S.A., ADRC	26,000	919,100
CIT Group, Inc.	6,650	307,962
Citigroup, Inc.	178,373	10,545,412
Citizens Financial Group	33,968	1,246,965
JPMorgan Chase & Co.	68,314	5,943,318
PNC Financial Services Group, Inc.	8,703	1,042,184
Popular, Inc.	25,298	1,060,239
Wells Fargo & Co.	84,913	4,571,716

		34,225,362

Capital Markets - 2.56%
Bank of New York Mellon Corp.	8,915	419,540
Blackstone Group MLP	75,730	2,335,513
Goldman Sachs Group, Inc.	3,897	872,149
KKR & Co. MLP	182,284	3,459,750
Morgan Stanley	27,437	1,189,943
State Street Corp.	17,306	1,451,973

		9,728,868

Consumer Finance - 1.66%
Capital One Financial Corp.	30,023	2,413,249
Navient Corp.	45,230	687,496
OneMain Holdings, Inc.A	20,865	486,572

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Financials - 17.07% (continued)
Consumer Finance - 1.66% (continued)
Santander Consumer USA Holdings, Inc.A	75,579	$962,876
SLM Corp.A	74,156	929,916
Synchrony Financial	29,506	820,267

		6,300,376

Diversified Financial Services - 0.54%
Berkshire Hathaway, Inc., Class BA	12,342	2,039,022

Insurance - 3.02%
Allstate Corp.	5,262	427,748
American International Group, Inc.	100,621	6,128,825
MetLife, Inc.	27,726	1,436,484
Travelers Companies, Inc.	10,457	1,272,199
XL Group Ltd.	51,937	2,173,563

		11,438,819

Mortgage Real Estate Investment Trusts (REITs) - 0.12%
Two Harbors Investment Corp.	44,757	447,123

Thrifts & Mortgage Finance - 0.15%
Radian Group, Inc.	34,261	578,326

Total Financials		64,757,896

Health Care - 6.75%
Biotechnology - 0.75%
AbbVie, Inc.	12,085	796,885
Biogen, Inc.A	2,072	561,947
Celgene Corp.A	5,686	705,348
Gilead Sciences, Inc.	11,420	782,841

		2,847,021

Health Care Equipment & Supplies - 1.05%
Medtronic PLC	42,126	3,500,249
Zimmer Biomet Holdings, Inc.	4,132	494,394

		3,994,643

Health Care Providers & Services - 1.18%
Anthem, Inc.	25,233	4,488,698

Pharmaceuticals - 3.77%
GlaxoSmithKline PLC, ADR	31,043	1,269,659
Horizon Pharma PLCA	38,412	590,777
Jazz Pharmaceuticals PLCA	3,393	540,437
Johnson & Johnson	15,986	1,973,792
Mallinckrodt PLCA	17,712	831,047
Merck & Co., Inc.	33,331	2,077,521
Mylan N.V.A	18,744	700,088
Pfizer, Inc.	89,863	3,048,153
Sanofi, ADR	68,671	3,248,138

		14,279,612

Total Health Care		25,609,974

Industrials - 7.43%
Aerospace & Defense - 1.62%
Boeing Co.	7,205	1,331,700
Embraer S.A., ADR	16,724	321,101
General Dynamics Corp.	3,611	699,776

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Industrials - 7.43% (continued)
Aerospace & Defense - 1.62% (continued)
Raytheon Co.	11,054	$1,715,691
Rockwell Collins, Inc.	13,064	1,359,832
United Technologies Corp.	6,147	731,431

		6,159,531

Airlines - 1.21%
American Airlines Group, Inc.	49,344	2,103,041
Delta Air Lines, Inc.	54,645	2,483,069

		4,586,110

Building Products - 0.86%
Johnson Controls International PLC	78,429	3,260,294

Construction & Engineering - 0.51%
AECOMA	21,981	751,970
Chicago Bridge & Iron Co. N.V.	21,477	646,028
Fluor Corp.	10,746	551,485

		1,949,483

Electrical Equipment - 0.40%
Eaton Corp. PLC	20,206	1,528,382

Industrial Conglomerates - 1.03%
Honeywell International, Inc.	13,267	1,739,834
Koninklijke Philips N.V.	62,326	2,145,261

		3,885,095

Machinery - 1.22%
CNH Industrial N.V.	147,280	1,634,808
Cummins, Inc.	12,672	1,912,712
PACCAR, Inc.	6,139	409,655
Parker-Hannifin Corp.	4,099	659,119

		4,616,294

Trading Companies & Distributors - 0.58%
AerCap Holdings N.V.A	48,091	2,212,667

Total Industrials		28,197,856

Information Technology - 8.61%
Communications Equipment - 1.25%
Cisco Systems, Inc.	74,171	2,527,006
Telefonaktiebolaget LM Ericsson, Sponsored ADR	340,520	2,209,975

		4,736,981

Electronic Equipment, Instruments & Components - 1.23%
Corning, Inc.	87,495	2,524,231
IPG Photonics Corp.A	9,734	1,229,599
TE Connectivity Ltd.	11,758	909,716

		4,663,546

IT Services - 0.33%
First Data Corp., Class AA	55,800	871,596
Teradata Corp.A	13,418	391,537

		1,263,133

Semiconductors & Semiconductor Equipment - 1.48%
Intel Corp.	21,079	762,006

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Information Technology - 8.61% (continued)
Semiconductors & Semiconductor Equipment - 1.48% (continued)
Micron Technology, Inc.A	112,235	$3,105,542
QUALCOMM, Inc.	28,684	1,541,478
Versum Materials, Inc.	5,944	190,327

		5,599,353

Software - 2.74%
Microsoft Corp.	77,455	5,302,569
Oracle Corp.	113,465	5,101,387

		10,403,956

Technology Hardware, Storage & Peripherals - 1.58%
Apple, Inc.	11,758	1,689,037
Hewlett Packard Enterprise Co.	231,408	4,311,131

		6,000,168

Total Information Technology		32,667,137

Materials - 2.92%
Chemicals - 1.79%
Air Products & Chemicals, Inc.	14,732	2,069,846
Dow Chemical Co.	43,811	2,751,331
Eastman Chemical Co.	16,485	1,314,679
LyondellBasell Industries N.V., Class A	7,517	637,141

		6,772,997

Containers & Packaging - 0.53%
Crown Holdings, Inc.A	24,335	1,364,950
International Paper Co.	12,225	659,783

		2,024,733

Metals & Mining - 0.33%
Reliance Steel & Aluminum Co.	15,987	1,260,095

Paper & Forest Products - 0.27%
Louisiana-Pacific Corp.A	39,909	1,027,258

Total Materials		11,085,083

Telecommunication Services - 1.35%
Diversified Telecommunication Services - 0.91%
AT&T, Inc.	52,340	2,074,234
Verizon Communications, Inc.	29,438	1,351,499

		3,425,733

Wireless Telecommunication Services - 0.44%
Vodafone Group PLC, Sponsored ADR	64,032	1,676,998

Total Telecommunication Services		5,102,731

Utilities - 1.20%
Electric Utilities - 0.48%
Entergy Corp.	15,413	1,175,395
PPL Corp.	8,347	318,104
Southern Co.	6,143	305,922

		1,799,421

Independent Power and Renewable Electricity Producers - 0.52%
Calpine Corp.A	194,868	1,987,654

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Utilities - 1.20% (continued)
Multi-Utilities - 0.20%
CenterPoint Energy, Inc.	26,782	$764,090

Total Utilities		4,551,165

Total Common Stocks (Cost $183,700,651)		233,806,918

	Principal Amount

CORPORATE OBLIGATIONS - 9.37%
Basic Materials - 0.23%
Dow Chemical Co.,
4.13%, Due 11/15/2021	$145,000	154,030
3.50%, Due 10/1/2024	299,000	306,791
EI du Pont de Nemours & Co., 2.20%, Due 5/1/2020	70,000	70,109
Monsanto Co., 1.15%, Due 6/30/2017	171,000	170,929
Nucor Corp.,
4.13%, Due 9/15/2022	77,000	82,452
4.00%, Due 8/1/2023	80,000	84,719

		869,030

Communications - 0.60%
AT&T, Inc.,
4.45%, Due 4/1/2024	80,000	84,203
3.40%, Due 5/15/2025	169,000	164,577
4.50%, Due 5/15/2035	106,000	100,392
6.35%, Due 3/15/2040	58,000	66,339
CBS Corp., 3.38%, Due 3/1/2022	337,000	346,431
Comcast Corp.,
5.88%, Due 2/15/2018	198,000	204,767
3.15%, Due 3/1/2026	84,000	83,480
6.55%, Due 7/1/2039	217,000	285,758
Time Warner, Inc.,
4.88%, Due 3/15/2020	217,000	232,735
4.75%, Due 3/29/2021	157,000	169,505
Verizon Communications, Inc.,
4.60%, Due 4/1/2021	173,000	186,382
4.13%, Due 3/16/2027	176,000	179,968
Viacom, Inc., 4.50%, Due 2/27/2042	217,000	189,341

		2,293,878

Consumer, Cyclical - 1.10%
American Honda Finance Corp.,
1.70%, Due 2/22/2019	140,000	140,062
3.88%, Due 9/21/2020E	250,000	263,899
CVS Health Corp., 2.13%, Due 6/1/2021	104,000	102,623
Daimler Finance North America LLC,
2.25%, Due 9/3/2019E	169,000	169,614
2.45%, Due 5/18/2020E	313,000	314,734
Delphi Corp., 4.15%, Due 3/15/2024	152,000	160,202
Ford Motor Credit Co. LLC,
2.03%, Due 6/15/2018D	472,000	474,449
2.16%, Due 1/9/2020D	222,000	223,842
5.88%, Due 8/2/2021	200,000	222,509
3.81%, Due 1/9/2024	92,000	92,926
Home Depot, Inc.,
2.70%, Due 4/1/2023	72,000	73,353
3.35%, Due 9/15/2025	65,000	67,272
McDonald’s Corp., 3.70%, Due 1/30/2026	183,000	188,707

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value

Corporate Obligations - 9.37% (continued)
Consumer, cyclical - 1.30% (continued)
Newell Brands, Inc., 5.50%, Due 4/1/2046	$82,000	$95,350
Nissan Motor Acceptance Corp., 2.35%, Due 3/4/2019E	289,000	290,799
PACCAR Financial Corp.,
1.30%, Due 5/10/2019	58,000	57,500
2.20%, Due 9/15/2019	92,000	92,644
Toyota Motor Credit Corp., 2.13%, Due 7/18/2019	318,000	320,293
Volkswagen Group of America Finance LLC, 2.45%, Due 11/20/2019E	313,000	313,935
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	169,000	247,688
Walgreens Boots Alliance, Inc.,
2.60%, Due 6/1/2021	116,000	116,671
3.80%, Due 11/18/2024	145,000	148,982

		4,178,054

Consumer, Non-cyclical - 1.30%
Abbott Laboratories,
2.35%, Due 11/22/2019	87,000	87,471
4.90%, Due 11/30/2046	87,000	91,022
AbbVie, Inc.,
2.90%, Due 11/6/2022	82,000	82,347
4.30%, Due 5/14/2036	87,000	85,167
Altria Group, Inc., 4.75%, Due 5/5/2021	145,000	157,892
Amgen, Inc., 4.40%, Due 5/1/2045	92,000	90,787
Anheuser-Busch InBev Finance, Inc.,
1.90%, Due 2/1/2019	1,060,000	1,062,217
2.65%, Due 2/1/2021	164,000	166,013
3.65%, Due 2/1/2026	164,000	167,121
Baxalta, Inc., 4.00%, Due 6/23/2025	67,000	68,913
Bayer US Finance LLC, 2.38%, Due 10/8/2019E	300,000	302,020
Becton Dickinson and Co., 3.13%, Due 11/8/2021	94,000	94,530
Cardinal Health, Inc., 3.20%, Due 3/15/2023	113,000	115,041
Celgene Corp., 5.25%, Due 8/15/2043	70,000	75,660
Express Scripts Holding Co., 4.50%, Due 2/25/2026	646,000	671,375
General Mills, Inc., 2.20%, Due 10/21/2019	289,000	290,229
Genzyme Corp., 5.00%, Due 6/15/2020	39,000	42,398
Humana, Inc., 3.15%, Due 12/1/2022	145,000	146,606
Kaiser Foundation Hospitals, 4.15%, Due 5/1/2047	45,000	45,174
Kraft Heinz Foods Co.,
3.50%, Due 7/15/2022	65,000	67,057
5.00%, Due 7/15/2035	63,000	66,425
Medtronic, Inc., 3.50%, Due 3/15/2025	313,000	323,182
Molson Coors Brewing Co., 3.00%, Due 7/15/2026	133,000	127,684
Philip Morris International, Inc., 2.63%, Due 3/6/2023	85,000	84,245
Reynolds American, Inc., 5.85%, Due 8/15/2045	63,000	74,441
UnitedHealth Group, Inc.,
1.63%, Due 3/15/2019	120,000	119,645
3.95%, Due 10/15/2042	80,000	79,481
Zimmer Biomet Holdings, Inc., 3.55%, Due 4/1/2025	135,000	134,538

		4,918,681

Energy - 0.28%
Buckeye Partners LP, 4.88%, Due 2/1/2021	80,000	85,018
Chevron Corp., 1.79%, Due 11/16/2018	94,000	94,471
Columbia Pipeline Group, Inc., 4.50%, Due 6/1/2025	101,000	106,935
Energy Transfer Partners LP, 5.30%, Due 4/15/2047	53,000	52,308
Enterprise Products Operating LLC, 6.13%, Due 10/15/2039	63,000	74,356
Magellan Midstream Partners LP, 5.00%, Due 3/1/2026	48,000	53,426
Marathon Petroleum Corp., 3.63%, Due 9/15/2024	80,000	79,709

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value

Corporate Obligations - 9.37% (continued)
Energy - 0.28% (continued)
MPLX LP,
4.88%, Due 12/1/2024	$87,000	$93,030
5.20%, Due 3/1/2047	46,000	47,100
Phillips 66,
2.95%, Due 5/1/2017	108,000	108,000
4.30%, Due 4/1/2022	82,000	88,406
Phillips 66 Partners LP, 3.55%, Due 10/1/2026	53,000	51,454
Spectra Energy Partners LP, 3.38%, Due 10/15/2026	63,000	61,264
Sunoco Logistics Partners Operations LP, 4.25%, Due 4/1/2024	48,000	49,308

		1,044,785

Financial - 3.30%
American Express Co., 4.05%, Due 12/3/2042	104,000	103,306
American Express Credit Corp., 2.13%, Due 3/18/2019	178,000	178,979
American International Group, Inc.,
4.88%, Due 6/1/2022	289,000	315,441
4.50%, Due 7/16/2044	53,000	51,854
Bank of America Corp.,
2.25%, Due 4/21/2020, Series L	279,000	278,904
4.13%, Due 1/22/2024	193,000	202,834
6.11%, Due 1/29/2037	176,000	206,121
5.00%, Due 1/21/2044	239,000	262,213
Bank of New York Mellon Corp.,
1.30%, Due 1/25/2018	188,000	187,849
2.20%, Due 3/4/2019	176,000	177,529
BB&T Corp.,
1.45%, Due 1/12/2018	166,000	166,108
2.75%, Due 4/1/2022	205,000	207,684
Bear Stearns Companies LLC, 7.25%, Due 2/1/2018	306,000	318,659
Boston Properties LP, 3.65%, Due 2/1/2026	173,000	173,746
Capital One Financial Corp., 2.45%, Due 4/24/2019	133,000	133,786
CBOE Holdings, Inc., 3.65%, Due 1/12/2027	123,000	124,186
Chubb INA Holdings, Inc., 3.35%, Due 5/3/2026	67,000	68,520
Citigroup, Inc.,
1.86%, Due 4/27/2018D	1,012,000	1,015,953
3.70%, Due 1/12/2026	178,000	179,889
3.89%, Due 1/10/2028D	175,000	177,570
5.88%, Due 1/30/2042	145,000	177,230
CNA Financial Corp., 7.35%, Due 11/15/2019	142,000	159,633
Crown Castle International Corp., 3.40%, Due 2/15/2021	84,000	85,733
ERP Operating LP, 3.00%, Due 4/15/2023	77,000	76,721
Goldman Sachs Group, Inc.,
5.95%, Due 1/18/2018	217,000	223,534
2.88%, Due 2/25/2021	130,000	131,513
5.75%, Due 1/24/2022	385,000	434,364
3.50%, Due 1/23/2025	92,000	92,407
Intercontinental Exchange, Inc., 2.75%, Due 12/1/2020	92,000	93,554
JPMorgan Chase & Co.,
3.63%, Due 5/13/2024	434,000	448,243
3.78%, Due 2/1/2028D	157,000	159,674
5.50%, Due 10/15/2040	313,000	370,077
JPMorgan Chase Bank NA, 1.60%, Due 9/21/2018D	217,000	217,657
KeyCorp, 5.10%, Due 3/24/2021	58,000	63,511
Liberty Mutual Group, Inc., 4.25%, Due 6/15/2023E	113,000	120,280
Mastercard, Inc., 3.38%, Due 4/1/2024	120,000	125,123
MetLife, Inc.,
6.38%, Due 6/15/2034	169,000	216,877
4.72%, Due 12/15/2044	193,000	209,584

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value

Corporate Obligations - 9.37% (continued)
Financial - 3.30% (continued)
Morgan Stanley,
7.30%, Due 5/13/2019	$361,000	$398,073
5.63%, Due 9/23/2019	169,000	182,495
3.70%, Due 10/23/2024	231,000	236,613
3.13%, Due 7/27/2026	159,000	153,417
National Rural Utilities Cooperative Finance Corp.,
1.65%, Due 2/8/2019	92,000	91,831
2.95%, Due 2/7/2024	87,000	87,723
PNC Financial Services Group, Inc., 3.30%, Due 3/8/2022	157,000	163,144
Prudential Financial, Inc., 4.60%, Due 5/15/2044	313,000	333,491
Raymond James Financial, Inc., 3.63%, Due 9/15/2026	125,000	124,716
Simon Property Group LP,
2.20%, Due 2/1/2019	234,000	235,587
3.38%, Due 10/1/2024	313,000	317,029
State Street Corp., 2.55%, Due 8/18/2020	65,000	65,967
US Bancorp, 1.95%, Due 11/15/2018	253,000	254,403
Ventas Realty LP, 5.70%, Due 9/30/2043	65,000	74,015
Visa, Inc.,
1.20%, Due 12/14/2017	193,000	193,002
2.80%, Due 12/14/2022	92,000	93,679
3.15%, Due 12/14/2025	128,000	130,120
Wells Fargo & Co.,
2.15%, Due 1/30/2020, Series N	67,000	67,212
2.55%, Due 12/7/2020	106,000	107,014
2.19%, Due 7/26/2021D	1,087,000	1,103,392
3.00%, Due 10/23/2026	65,000	62,676
4.75%, Due 12/7/2046	87,000	89,692

		12,502,137

Industrial - 0.73%
BAE Systems Holdings, Inc., 3.80%, Due 10/7/2024E	313,000	322,950
Burlington Northern Santa Fe LLC,
3.65%, Due 9/1/2025	65,000	68,143
5.75%, Due 5/1/2040	202,000	247,574
Caterpillar Financial Services Corp., 1.35%, Due 5/18/2019	123,000	121,968
CSX Corp., 5.50%, Due 4/15/2041	157,000	183,394
Eaton Corp.,
5.60%, Due 5/15/2018	77,000	80,072
2.75%, Due 11/2/2022	75,000	75,391
General Electric Co.,
5.25%, Due 12/6/2017	104,000	106,416
5.63%, Due 5/1/2018	181,000	188,455
6.00%, Due 8/7/2019	169,000	185,056
5.50%, Due 1/8/2020	120,000	131,585
Hexcel Corp., 3.95%, Due 2/15/2027	92,000	93,668
Norfolk Southern Corp., 5.75%, Due 4/1/2018	205,000	212,690
Northrop Grumman Corp.,
5.05%, Due 8/1/2019	72,000	76,971
3.85%, Due 4/15/2045	149,000	144,955
Stanley Black & Decker, Inc., 2.45%, Due 11/17/2018	181,000	182,878
Union Pacific Corp., 3.38%, Due 2/1/2035	72,000	70,120
United Technologies Corp., 6.13%, Due 7/15/2038	217,000	281,033

		2,773,319

Technology - 1.18%
Analog Devices, Inc., 3.90%, Due 12/15/2025	92,000	95,174

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value

Corporate Obligations - 9.37% (continued)
Technology - 1.18% (continued)
Apple, Inc.,
2.40%, Due 5/3/2023	$214,000	$212,709
4.50%, Due 2/23/2036	246,000	269,946
4.65%, Due 2/23/2046	634,000	690,812
Broadcom Corp. / Broadcom Cayman Finance Ltd.,
2.38%, Due 1/15/2020E	41,000	41,026
3.63%, Due 1/15/2024E	222,000	225,228
Broadridge Financial Solutions, Inc., 3.40%, Due 6/27/2026	84,000	82,865
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
3.48%, Due 6/1/2019E	104,000	106,371
4.42%, Due 6/15/2021E	96,000	100,781
Hewlett Packard Enterprise Co., 6.35%, Due 10/15/2045	1,178,000	1,223,894
HP, Inc., 4.05%, Due 9/15/2022	145,000	152,520
Intel Corp., 3.30%, Due 10/1/2021	116,000	121,768
Microsoft Corp., 4.45%, Due 11/3/2045	761,000	812,628
Oracle Corp.,
2.50%, Due 5/15/2022	113,000	113,612
4.30%, Due 7/8/2034	157,000	165,430
QUALCOMM, Inc., 3.00%, Due 5/20/2022	65,000	66,303

		4,481,067

Utilities - 0.65%
Berkshire Hathaway Energy Co., 6.13%, Due 4/1/2036	294,000	368,116
Consolidated Edison Co. of New York, Inc.,
5.50%, Due 12/1/2039, Series 09-C	169,000	203,282
4.63%, Due 12/1/2054	55,000	58,971
Delmarva Power & Light Co., 3.50%, Due 11/15/2023	106,000	110,432
Duke Energy Corp., 3.55%, Due 9/15/2021	178,000	185,261
Duke Energy Progress LLC, 4.15%, Due 12/1/2044	125,000	128,738
Edison International, 2.95%, Due 3/15/2023	82,000	82,707
Georgia Power Co., 1.95%, Due 12/1/2018	72,000	72,225
MidAmerican Energy Co., 3.10%, Due 5/1/2027	123,000	123,687
Pacific Gas & Electric Co., 4.25%, Due 3/15/2046	135,000	139,595
Southern Co.,
2.15%, Due 9/1/2019	92,000	91,925
2.75%, Due 6/15/2020	241,000	243,116
Southern Power Co.,
4.15%, Due 12/1/2025	84,000	87,747
4.95%, Due 12/15/2046, Series F	87,000	87,618
Southwestern Electric Power Co., 3.55%, Due 2/15/2022	289,000	298,507
Union Electric Co., 6.70%, Due 2/1/2019	96,000	103,739
WEC Energy Group, Inc., 3.55%, Due 6/15/2025	94,000	97,010

		2,482,676

Total Corporate Obligations (Cost $33,905,210)		35,543,627

Foreign Corporate Obligations - 1.37%
Basic Materials - 0.08%
LYB International Finance B.V., 4.00%, Due 7/15/2023	147,000	154,651
Potash Corp. of Saskatchewan, Inc., 4.00%, Due 12/15/2026	94,000	96,320
Rio Tinto Finance USA Ltd., 3.75%, Due 6/15/2025	63,000	65,620

		316,591

Communications - 0.45%
Alibaba Group Holding Ltd., 3.60%, Due 11/28/2024	313,000	317,890
America Movil SAB de CV, 6.38%, Due 3/1/2035	169,000	201,486
Deutsche Telekom International Finance B.V., 4.88%, Due 3/6/2042E	150,000	160,152

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value

Foreign Corporate Obligations - 1.37% (continued)
Communications - 0.45% (continued)
Rogers Communications, Inc., 2.90%, Due 11/15/2026	$125,000	$119,469
TELUS Corp., 2.80%, Due 2/16/2027	99,000	92,565
Thomson Reuters Corp.,
4.30%, Due 11/23/2023	145,000	154,230
3.85%, Due 9/29/2024	193,000	198,684
Vodafone Group PLC, 6.15%, Due 2/27/2037	393,000	456,514

		1,700,990

Consumer, Non-Cyclical - 0.09%
Sanofi,
1.25%, Due 4/10/2018	51,000	50,962
4.00%, Due 3/29/2021	101,000	107,569
Shire Acquisitions Investments Ireland DAC, 2.88%, Due 9/23/2023	101,000	99,028
Teva Pharmaceutical Finance Netherlands III B.V., 3.15%, Due 10/1/2026	111,000	103,352

		360,911

Energy - 0.34%
BP Capital Markets PLC, 3.12%, Due 5/4/2026	337,000	333,740
Canadian Natural Resources Ltd.,
3.90%, Due 2/1/2025	84,000	84,973
6.25%, Due 3/15/2038	176,000	199,790
Husky Energy, Inc., 3.95%, Due 4/15/2022	135,000	141,060
Shell International Finance B.V.,
1.63%, Due 11/10/2018	181,000	181,514
4.00%, Due 5/10/2046	84,000	81,588
TransCanada PipeLines Ltd.,
3.75%, Due 10/16/2023	145,000	151,780
6.10%, Due 6/1/2040	82,000	102,043

		1,276,488

Financial - 0.26%
ABN AMRO Bank N.V., 1.80%, Due 6/4/2018E	289,000	288,198
HSBC Holdings PLC, 3.26%, Due 3/13/2023D	123,000	124,463
Nordea Bank AB, 4.88%, Due 1/27/2020E	120,000	128,533
Royal Bank of Canada, 2.13%, Due 3/2/2020	173,000	173,494
Toronto-Dominion Bank, 2.63%, Due 9/10/2018	181,000	183,394
Trinity Acquisition PLC, 4.40%, Due 3/15/2026	87,000	90,070

		988,152

Industrial - 0.15%
Canadian National Railway Co., 5.55%, Due 5/15/2018	169,000	176,171
Ingersoll-Rand Luxembourg Finance S.A., 2.63%, Due 5/1/2020	145,000	146,867
Johnson Controls International PLC,
5.00%, Due 3/30/2020	145,000	155,605
4.50%, Due 2/15/2047	84,000	85,918

		564,561

Total Foreign Corporate Obligations (Cost $5,003,240)		5,207,693

FOREIGN GOVERNMENT OBLIGATIONS - 0.15%
European Investment Bank, 2.38%, Due 6/15/2022	140,000	141,968
Kreditanstalt fuer Wiederaufbau, 2.13%, Due 6/15/2022	140,000	140,483
Province of Ontario Canada, 2.50%, Due 4/27/2026	166,000	163,512
Province of Quebec Canada, 2.38%, Due 1/31/2022	123,000	124,237

Total Foreign Government Obligations (Cost $567,913)		570,200

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.20%
Federal Home Loan Mortgage Corporation,
4.50%, Due 3/1/2019	$24,025	$24,670
5.00%, Due 10/1/2020	14,937	15,509
3.50%, Due 8/1/2026	46,146	48,496
3.50%, Due 9/1/2028	290,463	305,336
5.00%, Due 8/1/2033	62,344	68,723
5.50%, Due 2/1/2034	59,852	67,318
3.50%, Due 9/1/2035	364,920	380,830
4.00%, Due 1/1/2041	206,447	218,225
4.50%, Due 2/1/2041	153,488	165,860
3.50%, Due 6/1/2042	653,449	674,915
3.50%, Due 7/1/2042	181,606	187,571

		2,157,453

Federal National Mortgage Association,
5.00%, Due 12/1/2017	6,694	6,876
4.50%, Due 9/1/2018	11,365	11,665
4.00%, Due 8/1/2020	29,555	30,659
4.00%, Due 5/1/2026	212,622	224,890
4.00%, Due 6/1/2026	278,190	294,487
3.50%, Due 1/1/2028	146,605	153,395
3.00%, Due 7/1/2029	265,477	273,423
5.00%, Due 3/1/2034	69,575	76,488
4.50%, Due 4/1/2034	111,953	121,089
5.50%, Due 6/1/2038	12,967	14,494
4.50%, Due 1/1/2040	169,365	182,895
5.00%, Due 5/1/2040	277,709	304,858
5.00%, Due 6/1/2040	210,725	232,003
4.00%, Due 9/1/2040	142,875	150,964
4.00%, Due 1/1/2041	272,275	287,765
4.00%, Due 1/1/2041	166,533	175,981
4.50%, Due 4/1/2041	334,778	361,525
4.50%, Due 10/1/2041	179,749	194,846
3.00%, Due 5/1/2043	442,195	444,177
3.00%, Due 6/1/2043	1,027,830	1,032,280
3.00%, Due 6/1/2043	379,307	380,969
3.50%, Due 6/1/2043	177,454	183,187
3.50%, Due 7/1/2043	185,454	191,717
3.00%, Due 8/1/2043	894,452	898,278
3.50%, Due 4/1/2045	411,709	423,728
4.00%, Due 7/1/2045	418,810	443,003
4.00%, Due 7/1/2045	523,774	552,017
3.50%, Due 8/1/2045	168,119	173,042
3.50%, Due 11/1/2045	421,513	433,818
3.50%, Due 11/1/2045	1,874,589	1,929,312
4.00%, Due 3/1/2046	254,628	269,424
3.00%, Due 4/1/2046	210,600	210,500
3.00%, Due 4/1/2046	106,531	106,481
3.50%, Due 5/1/2046	245,512	252,679
3.50%, Due 5/1/2046	379,702	390,786
3.00%, Due 6/1/2046	316,270	316,120
4.00%, Due 7/1/2046	417,999	440,849
4.00%, Due 7/1/2046	377,288	397,633
3.00%, Due 11/1/2046	397,757	398,355
3.50%, Due 11/1/2046	641,463	660,978
4.50%, Due 12/1/2046	182,257	196,211

		13,823,847

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value

U.S. Agency Mortgage-Backed Obligations - 5.20% (continued)
Government National Mortgage Association,
6.50%, Due 8/15/2027	$58,607	$66,604
6.50%, Due 11/15/2027	64,300	73,189
7.50%, Due 12/15/2028	59,876	70,508
5.50%, Due 7/15/2033	62,415	70,384
6.00%, Due 12/15/2033	77,497	89,804
5.50%, Due 2/20/2034	88,901	99,584
4.50%, Due 5/15/2039	146,577	157,176
5.00%, Due 10/15/2039	126,601	141,744
4.50%, Due 6/15/2040	135,922	148,009
3.50%, Due 9/15/2041	362,631	376,888
3.50%, Due 3/15/2043	253,984	265,094
3.50%, Due 3/20/2045	242,529	253,030
3.00%, Due 6/20/2046	336,122	341,033
4.00%, Due 10/20/2046	218,370	231,212
4.00%, Due 12/15/2046	123,282	130,555
4.00%, Due 1/20/2047	143,733	152,186
4.00%, Due 2/20/2047	457,959	484,890
4.50%, Due 2/20/2047	181,794	194,307
4.00%, Due 3/20/2047	394,243	417,427

		3,763,624

Total U.S. Agency Mortgage-Backed Obligations (Cost $19,718,043)		19,744,924

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.95%
Ginnie Mae REMIC Trust,
1.15%, Due 12/16/2038, 2013-139 A	552,506	545,152
1.62%, Due 7/16/2039, 2013-78 AB	689,260	678,160
2.59%, Due 9/16/2039, 2014-31 AB	95,813	95,948
1.37%, Due 11/16/2041, 2013-125 AB	725,384	710,606
3.20%, Due 11/16/2044, 2011-92 B	339,270	342,345
GS Mortgage Securities Trust,
3.68%, Due 8/10/2043, 2010-C1 A1E	35,104	35,949
3.03%, Due 11/10/2046, 2013-GC16 A2	449,677	457,087
JP Morgan Chase Commercial Mortgage Securities Trust, 4.39%, Due 2/15/2046, 2011-C3 A3E	166,720	170,019
JPMBB Commercial Mortgage Securities Trust, 3.16%, Due 7/15/2045, 2013-C12 ASB	320,000	330,045
WFRBS Commercial Mortgage Trust, 3.66%, Due 3/15/2047, 2014-C19 A3	219,000	228,387

Total Commercial Mortgage-Backed Obligations (Cost $3,617,974)		3,593,698

ASSET-BACKED OBLIGATIONS - 0.62%
Ally Master Owner Trust, 1.54%, Due 9/15/2019, 2012 5 A	287,000	287,174
Americredit Automobile Receivables Trust, 1.53%, Due 7/8/2021, 2016 4 A3	118,000	117,582
Capital One Multi-Asset Execution Trust, 1.34%, Due 4/15/2022, 2016 A3 A3	318,000	315,640
Chase Issuance Trust, 1.37%, Due 6/15/2021, 2016 A2 A	265,000	263,419
Ford Credit Auto Owner Trust, 2.03%, Due 8/15/2020, 2015 A B	292,000	293,897
GM Financial Automobile Leasing Trust,
1.68%, Due 12/20/2018, 2015 2 A3	482,000	482,754
2.06%, Due 5/20/2020, 2017 1 A3	284,000	285,355
Honda Auto Receivables Owner Trust, 1.39%, Due 4/15/2020, 2016 2 A3	205,000	204,710
Volkswagen Auto Lease Trust, 1.25%, Due 12/20/2017, 2015 A A3	95,304	95,293

Total Asset-Backed Obligations (Cost $2,346,580)		2,345,824

MUNICIPAL OBLIGATIONS - 0.26% (Cost $859,533)
Municipal Electric Authority of Georgia, 6.66%, Due 4/1/2057	848,000	989,633

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Fair Value

U.S. TREASURY OBLIGATIONS - 15.14%
U.S. Treasury Notes/Bonds,
0.75%, Due 2/28/2018	$880,000	$877,387
1.00%, Due 7/31/2018D	19,335,000	19,375,797
0.99%, Due 10/31/2018D	2,891,000	2,897,846
0.96%, Due 1/31/2019D	2,496,000	2,500,508
1.13%, Due 5/31/2019	723,000	720,600
0.75%, Due 7/15/2019	1,061,000	1,047,986
0.88%, Due 7/31/2019	482,000	477,368
1.00%, Due 8/31/2019	964,000	956,732
0.88%, Due 9/15/2019	1,205,000	1,192,056
1.25%, Due 2/29/2020	964,000	959,255
1.75%, Due 10/31/2020	964,000	969,310
1.25%, Due 3/31/2021	964,000	948,561
1.38%, Due 4/30/2021	964,000	952,365
2.00%, Due 5/31/2021	1,446,000	1,463,510
2.00%, Due 11/15/2021	2,224,000	2,246,413
2.00%, Due 2/15/2022	2,691,000	2,717,490
1.63%, Due 11/15/2022	964,000	949,050
2.50%, Due 8/15/2023	964,000	991,037
2.38%, Due 8/15/2024	2,530,000	2,572,102
6.88%, Due 8/15/2025	279,000	378,808
2.00%, Due 11/15/2026	825,000	804,955
5.25%, Due 11/15/2028	217,000	279,828
4.75%, Due 2/15/2037	304,000	401,565
4.50%, Due 8/15/2039	241,000	308,075
3.13%, Due 11/15/2041	2,291,000	2,375,481
3.00%, Due 11/15/2045	4,156,000	4,185,873
2.50%, Due 5/15/2046	1,238,000	1,124,355
2.88%, Due 11/15/2046	2,809,000	2,760,941

		57,435,254

Total U.S. Treasury Obligations (Cost $57,383,648)		57,435,254

	Shares

SHORT-TERM INVESTMENTS - 5.02% (Cost $19,029,536)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.69%F	19,029,536	19,029,536

SECURITIES LENDING COLLATERAL - 0.24% (Cost $895,375)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.69%F	895,375	895,375

TOTAL INVESTMENTS - 99.96% (Cost $327,027,703)		379,162,682
OTHER ASSETS, NET OF LIABILITIES - 0.04%		165,644

TOTAL NET ASSETS - 100.00%		$379,328,326

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Non-voting participating shares.

C All or a portion of this security is on loan at April 30, 2017.

D The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

E Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $3,354,488 or 0.88% of net assets. The Fund has no right to demand registration of these securities.

F The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

LP - Limited Partnership.

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

MLP - Master Limited Partnership.

PLC - Public Limited Company.

Futures Contracts Open on April 30, 2017:
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	Long	116	June 2017	$13,806,900	$119,652

				$13,806,900	$119,652

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2017, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$233,806,918	$-	$-	$233,806,918
Corporate Obligations	-	35,543,627	-	35,543,627
Foreign Corporate Obligations	-	5,207,693	-	5,207,693
Foreign Government Obligations	-	570,200	-	570,200
U.S. Agency Mortgage-Backed Obligations	-	19,744,924	-	19,744,924
Commercial Mortgage-Backed Obligations	-	3,593,698	-	3,593,698
Asset-Backed Obligations	-	2,345,824	-	2,345,824
Municipal Obligations	-	989,633	-	989,633
U.S. Treasury Obligations	-	57,435,254	-	57,435,254
Short-Term Investments – Money Market Funds	19,029,536	-	-	19,029,536
Securities Lending Collateral Invested in Money Market Funds	895,375	-	-	895,375

Total Investments in Securities - Assets	$253,731,829	$125,430,853	$-	$379,162,682

Financial Derivative Instruments - Assets
Futures Contracts	$119,652	$-	$-	$119,652

Total Financial Derivative Instruments - Assets	$119,652	$-	$-	$119,652

U.S. GAAP also requires all transfers between any level to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2017, there were no transfers between levels.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.93%
Consumer Discretionary - 14.29%
Auto Components - 1.83%
Dana, Inc.	358,358	$6,959,312
Delphi Automotive PLC	54,981	4,420,473

		11,379,785

Hotels, Restaurants & Leisure - 4.91%
Hilton Worldwide Holdings, Inc.	65,836	3,882,349
Norwegian Cruise Line Holdings Ltd.A	135,925	7,330,435
Royal Caribbean Cruises Ltd.	98,141	10,461,831
SeaWorld Entertainment, Inc.	160,392	2,811,672
Wyndham Worldwide Corp.	63,121	6,016,062

		30,502,349

Household Durables - 1.68%
DR Horton, Inc.	127,329	4,187,851
Whirlpool Corp.	33,532	6,226,222

		10,414,073

Leisure Products - 0.54%
Brunswick Corp.	59,666	3,386,045

Media - 2.81%
Interpublic Group of Companies, Inc.	195,981	4,619,272
Meredith Corp.	48,455	2,837,040
News Corp., Class A	333,122	4,237,312
Omnicom Group, Inc.	69,831	5,734,522

		17,428,146

Multiline Retail - 0.50%
Dollar General Corp.	42,800	3,111,988

Specialty Retail - 1.31%
L Brands, Inc.	81,511	4,304,596
Staples, Inc.	390,071	3,810,994

		8,115,590

Textiles, Apparel & Luxury Goods - 0.71%
Hanesbrands, Inc.	203,015	4,427,757

Total Consumer Discretionary		88,765,733

Consumer Staples - 1.60%
Beverages - 0.67%
Coca-Cola European Partners PLC	106,900	4,128,478

Tobacco - 0.93%
Reynolds American, Inc.	89,970	5,803,065

Total Consumer Staples		9,931,543

Energy - 8.88%
Energy Equipment & Services - 2.04%
Superior Energy Services, Inc.A	128,528	1,552,618
TechnipFMC PLCA	209,639	6,316,423
Weatherford International PLCA B	833,212	4,807,633

		12,676,674

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Energy - 8.88% (continued)
Oil, Gas & Consumable Fuels - 6.84%
Cenovus Energy, Inc.	466,725	$4,657,916
Chesapeake Energy Corp. A B	347,100	1,825,746
Devon Energy Corp.	129,900	5,129,751
EQT Corp.	136,800	7,953,552
Golar LNG Ltd.	184,089	4,696,110
Murphy Oil Corp.	408,325	10,689,949
PBF Energy, Inc., Class A	155,864	3,478,884
Vermilion Energy, Inc.	114,300	4,023,360

		42,455,268

Total Energy		55,131,942

Financials - 23.32%
Banks - 6.45%
CIT Group, Inc.	71,114	3,293,289
Comerica, Inc.	71,041	5,022,599
Cullen/Frost Bankers, Inc.	41,414	3,909,067
Fifth Third Bancorp	266,320	6,506,198
KeyCorp	465,569	8,491,979
M&T Bank Corp.	15,803	2,455,944
Regions Financial Corp.	408,968	5,623,310
TCF Financial Corp.	104,392	1,723,512
Valley National Bancorp	176,652	2,077,427
Webster Financial Corp.	18,633	946,743

		40,050,068

Capital Markets - 3.87%
Ameriprise Financial, Inc.	15,689	2,005,839
Apollo Global Management LLC, Class A	190,325	5,095,000
Franklin Resources, Inc.	124,088	5,349,434
Invesco Ltd.	145,536	4,793,956
KKR & Co. MLP	358,068	6,796,130

		24,040,359

Consumer Finance - 3.76%
Ally Financial, Inc.	354,500	7,019,100
Capital One Financial Corp.	20,842	1,675,280
Discover Financial Services	90,261	5,649,436
Navient Corp.	279,362	4,246,303
SLM Corp.A	378,195	4,742,565

		23,332,684

Diversified Financial Services - 1.17%
Voya Financial, Inc.	194,493	7,270,148

Insurance - 6.89%
Allstate Corp.	76,756	6,239,495
Assurant, Inc.	30,200	2,906,448
Axis Capital Holdings Ltd.	94,167	6,205,605
FNF Group	246,066	10,076,403
Torchmark Corp.	26,492	2,032,201
Validus Holdings Ltd.	70,673	3,906,804
Willis Towers Watson PLC	70,881	9,400,238
XL Group Ltd.	49,300	2,063,205

		42,830,399

Mortgage Real Estate Investment Trusts (REITs) - 0.45%
MFA Financial, Inc.	340,512	2,829,655

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Financials - 23.32% (continued)
Thrifts & Mortgage Finance - 0.73%
New York Community Bancorp, Inc.	339,275	$4,508,965

Total Financials		144,862,278

Health Care - 7.25%
Health Care Equipment & Supplies - 1.24%
Zimmer Biomet Holdings, Inc.	64,355	7,700,076

Health Care Providers & Services - 5.23%
Cardinal Health, Inc.	137,790	10,002,176
Cigna Corp.	42,198	6,598,501
MEDNAX, Inc.A	96,800	5,842,848
Patterson Companies, Inc.	72,200	3,212,178
Universal Health Services, Inc., Class B	56,475	6,819,921

		32,475,624

Pharmaceuticals - 0.78%
Mylan N.V.A	130,334	4,867,975

Total Health Care		45,043,675

Industrials - 14.21%
Aerospace & Defense - 2.74%
Orbital ATK, Inc.	34,600	3,425,400
Spirit AeroSystems Holdings, Inc., Class A	89,215	5,099,529
TransDigm Group, Inc.	34,349	8,474,929

		16,999,858

Building Products - 2.82%
JELD-WEN Holding, Inc.A	161,334	5,328,862
Johnson Controls International PLC	115,561	4,803,871
Owens Corning	121,489	7,392,606

		17,525,339

Commercial Services & Supplies - 0.88%
Republic Services, Inc.	80,415	5,065,341
Steelcase, Inc., Class A	22,357	381,187

		5,446,528

Construction & Engineering - 1.35%
AECOMA	104,714	3,582,266
KBR, Inc.	340,442	4,783,210

		8,365,476

Machinery - 4.75%
CNH Industrial N.V.	243,809	2,706,280
Dover Corp.	147,681	11,649,077
Parker-Hannifin Corp.	13,557	2,179,965
Stanley Black & Decker, Inc.	43,698	5,949,483
Terex Corp.	200,962	7,029,651

		29,514,456

Professional Services - 0.46%
Nielsen Holdings PLC	68,800	2,829,744

Road & Rail - 0.49%
Ryder System, Inc.	33,350	2,264,798

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Industrials - 14.21% (continued)
Road & Rail - 0.49% (continued)
Werner Enterprises, Inc.	28,583	$780,316

		3,045,114

Trading Companies & Distributors - 0.72%
AerCap Holdings N.V.A	97,698	4,495,085

Total Industrials		88,221,600

Information Technology - 10.54%
Electronic Equipment, Instruments & Components - 2.45%
Avnet, Inc.	170,136	6,582,562
Flex Ltd.A	312,676	4,833,971
Keysight Technologies, Inc.A	101,130	3,785,296

		15,201,829

IT Services - 2.88%
Alliance Data Systems Corp.	14,231	3,552,485
Convergys Corp.	66,430	1,495,339
CSRA, Inc.	68,568	1,993,957
DXC Technology Co.A	47,437	3,573,904
Genpact Ltd.	165,393	4,038,897
Total System Services, Inc.	56,686	3,248,675

		17,903,257

Semiconductors & Semiconductor Equipment - 3.41%
Marvell Technology Group Ltd.	337,324	5,066,607
Microchip Technology, Inc.	106,435	8,044,357
ON Semiconductor Corp.A	387,368	5,492,878
Versum Materials, Inc.	80,000	2,561,600

		21,165,442

Technology Hardware, Storage & Peripherals - 1.80%
Hewlett Packard Enterprise Co.	244,558	4,556,115
HP, Inc.	249,096	4,687,987
Seagate Technology PLC	45,625	1,922,181

		11,166,283

Total Information Technology		65,436,811

Materials - 5.20%
Chemicals - 3.16%
Ashland Global Holdings, Inc.	45,953	5,675,195
Axalta Coating Systems Ltd.A	150,000	4,705,500
Celanese Corp., Series A	27,000	2,350,080
Eastman Chemical Co.	46,302	3,692,585
FMC Corp.	43,906	3,215,236

		19,638,596

Construction Materials - 0.53%
CRH PLC, ADR	90,198	3,275,991

Containers & Packaging - 1.51%
Owens-Illinois, Inc.A	190,967	4,166,900
Packaging Corp. of America	52,496	5,185,555

		9,352,455

Total Materials		32,267,042

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value

Real Estate - 4.24%
Equity Real Estate Investment Trusts (REITs) - 4.24%
AvalonBay Communities, Inc.	22,148	$4,204,576
CBL & Associates Properties, Inc. B	194,003	1,794,528
EPR Properties	53,764	3,909,180
GEO Group, Inc.	97,950	3,263,694
Lamar Advertising Co., Class A	152,780	11,010,855
MGM Growth Properties LLC, Class A	75,800	2,169,396

		26,352,229

Total Real Estate		26,352,229

Utilities - 5.40%
Electric Utilities - 4.48%
Edison International	77,630	6,208,071
Great Plains Energy, Inc.	238,047	7,043,811
Pinnacle West Capital Corp.	123,456	10,504,871
Xcel Energy, Inc.	90,778	4,089,549

		27,846,302

Gas Utilities - 0.65%
UGI Corp.	80,832	4,054,533

Multi-Utilities - 0.27%
CenterPoint Energy, Inc.	57,849	1,650,432

Total Utilities		33,551,267

Total Common Stocks (Cost $500,869,875)		589,564,120

SHORT-TERM INVESTMENTS - 5.45% (Cost $33,865,578)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.69%C	33,865,578	33,865,578

SECURITIES LENDING COLLATERAL - 1.09% (Cost $6,768,529)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.69%C	6,768,529	6,768,529

TOTAL INVESTMENTS - 101.47% (Cost $541,503,982)		630,198,227
OTHER LIABILITIES, NET OF ASSETS - (1.47%)		(9,104,865)

TOTAL NET ASSETS - 100.00%		$621,093,362

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan at April 30, 2017.

C The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

MLP - Master Limited Partnership.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

Futures Contracts Open on April 30, 2017:
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini Index Futures	Long	186	June 2017	$32,178,000	$324,066

				$32,178,000	$324,066

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2017 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2017, the investments were classified as described below:

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$589,564,120	$-	$-	$589,564,120
Short-Term Investments – Money Market Funds	33,865,578	-	-	33,865,578
Securities Lending Collateral Invested in Money Market Funds	6,768,529	-	-	6,768,529

Total Investments in Securities - Assets	$630,198,227	$-	$-	$630,198,227

Financial Derivative Instruments - Assets
Futures Contracts	$324,066	$-	$-	$324,066

Total Financial Derivative Instruments - Assets	$324,066	$-	$-	$324,066

U.S. GAAP also requires all transfers between any level to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2017, there were no transfers between levels.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	Balanced Fund	Mid-Cap Value Fund
Assets:
Investments in unaffiliated securities, at fair value†	$359,237,771	$596,332,649
Investments in affiliated securities, at fair value‡	19,924,911	33,865,578
Cash	2,065	–
Deposit with brokers for futures contracts	580,000	1,302,000
Dividends and interest receivable	1,043,344	295,946
Receivable for investments sold	975,469	4,542,269
Receivable for fund shares sold	759,547	354,520
Receivable for tax reclaims	1,787	–
Prepaid expenses	73,475	63,345

Total assets	382,598,369	636,756,307

Liabilities:
Payable for investments purchased	1,688,165	6,184,770
Payable for fund shares redeemed	329,261	1,916,831
Payable for variation margin from open futures contracts	37,210	297,746
Payable upon return of securities loaned§	895,375	6,768,529
Management and investment advisory fees payable	162,433	368,294
Administrative service and service fees payable	72,600	63,583
Transfer agent fees payable	8,353	11,609
Custody and fund accounting fees payable	8,436	3,887
Professional fees payable	32,969	19,556
Trustee fees payable	8,610	6,206
Payable for prospectus and shareholder reports	17,309	20,498
Other liabilities	9,322	1,436

Total liabilities	3,270,043	15,662,945

Net Assets	$379,328,326	$621,093,362

Analysis of Net Assets:
Paid-in-capital	$287,218,879	$539,806,670
Undistributed net investment income	5,197,620	1,502,689
Accumulated net realized gain (loss)	34,657,196	(9,234,133)
Unrealized appreciation of investments	52,134,979	88,694,245
Unrealized appreciation (depreciation) of foreign currency transactions	–	(175)
Unrealized appreciation of futures contracts	119,652	324,066

Net assets	$379,328,326	$621,093,362

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	Balanced Fund	Mid-Cap Value Fund
Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	5,327,843	14,395,941

Y Class	4,274,794	5,236,636

Investor Class	9,514,706	16,802,543

Advisor Class	707,432	396,817

A Class	1,720,134	1,308,023

C Class	2,950,576	451,888

Net assets:
Institutional Class	$87,670,844	$231,332,655

Y Class	$70,746,028	$83,498,634

Investor Class	$140,550,448	$272,581,324

Advisor Class	$11,032,043	$6,238,772

A Class	$25,367,602	$20,552,613

C Class	$43,961,361	$6,889,364

Net asset value, offering and redemption price per share:
Institutional Class	$16.46	$16.07

Y Class	$16.55	$15.95

Investor Class	$14.77	$16.22

Advisor Class	$15.59	$15.72

A Class	$14.75	$15.71

A Class (offering price)	$15.65	$16.67

C Class	$14.90	$15.25

† Cost of investments in unaffiliated securities	$307,102,792	$507,638,404
‡ Cost of investments in affiliated securities	$19,924,911	$33,865,578
§ Fair value of securities on loan	$873,145	$6,561,988

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the Period Ended April 30, 2017 (Unaudited)

	Balanced Fund	Mid-Cap Value Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$5,063,799	$5,897,828
Dividend income from affiliated securities	85,299	72,329
Interest income	2,774,632	–
Income derived from securities lending	170	9,832

Total investment income	7,923,900	5,979,989

Expenses:
Management and investment advisory fees (Note 2)	1,722,743	2,393,508
Transfer agent fees:
Institutional Class	11,401	24,520
Y Class	6,334	8,551
Investor Class	5,819	6,907
Advisor Class	284	1,231
A Class	1,195	1,090
C Class	1,442	786
Custody and fund accounting fees	53,232	38,155
Professional fees	29,950	24,965
Registration fees and expenses	48,379	42,615
Service fees (Note 2):
Y Class	21,650	32,652
Investor Class	210,630	304,650
Advisor Class	13,570	8,145
A Class	18,933	15,438
C Class	31,825	4,970
Distribution fees (Note 2):
Advisor Class	13,571	8,145
A Class	31,554	25,730
C Class	212,167	33,130
Prospectus and shareholder report expenses	20,465	23,924
Trustee fees	24,788	21,796
Other expenses	32,374	17,074

Total expenses	2,512,306	3,037,982

Net investment income	5,411,594	2,942,007

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	44,384,588	11,071,591
Commission recapture (Note 1)	413	9,951
Foreign currency transactions	(195)	30
Futures contracts	3,215,798	3,029,776
Change in net unrealized appreciation (depreciation) of:
Investments	7,094,217	68,479,012
Foreign currency transactions	–	20
Futures contracts	390,877	805,149

Net gain from investments	55,085,698	83,395,529

Net increase in net assets resulting from operations	$60,497,292	$86,337,536

† Foreign taxes	$44,251	$20,154

See accompanying notes

American Beacon FundsSM

Statements of Changes of Net Assets

	Balanced Fund		Mid-Cap Value Fund
	For the Six Months Ended April 30, 2017	For the Year Ended October 31, 2016	For the Six Months Ended April 30, 2017	For the Year Ended October 31, 2016
	(unaudited )		(unaudited )
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$5,411,594	$13,596,214	$2,942,007	$9,145,985
Net realized gain (loss) from investments, commission recapture, foreign currency transactions, and futures contracts	47,600,604	(2,124,832)	14,111,348	(20,935,169)
Change in net unrealized appreciation (depreciation) of investments, foreign currency transactions, and futures contracts	7,485,094	8,639,376	69,284,181	23,752,522

Net increase in net assets resulting from operations	60,497,292	20,110,758	86,337,536	11,963,338

Distributions to Shareholders:
Net investment income:
Institutional Class	(3,140,967)	(8,111,530)	(3,184,300)	(3,042,980)
Y Class	(739,019)	(394,207)	(1,054,082)	(804,213)
Investor Class	(1,734,032)	(1,913,613)	(3,122,003)	(2,883,653)
Advisor Class	(119,462)	(128,760)	(63,730)	(40,603)
A Class	(309,665)	(367,530)	(224,784)	(117,192)
C Class	(354,843)	(318,121)	(30,824)	(11,670)
Net realized gain from investments:
Institutional Class	-	(21,528,686)	-	(12,422,126)
Y Class	-	(1,587,112)	-	(3,405,226)
Investor Class	-	(7,811,741)	-	(14,625,725)
Advisor Class	-	(610,329)	-	(345,718)
A Class	-	(1,380,563)	-	(800,587)
C Class	-	(2,350,891)	-	(322,638)

Net distributions to shareholders	(6,397,988)	(46,503,083)	(7,679,723)	(38,822,331)

Capital Share Transactions:
Proceeds from sales of shares	85,773,332	461,674,934	88,999,266	152,464,371
Reinvestment of dividends and distributions	6,160,422	45,872,150	7,582,763	38,345,842
Cost of shares redeemed	(484,337,171)	(481,741,305)	(94,173,322)	(287,829,842)

Net increase (decrease) in net assets from capital share transactions	(392,403,417)	25,805,779	2,408,707	(97,019,629)

Net increase (decrease) in net assets	(338,304,113)	(586,546)	81,066,520	(123,878,622)

Net Assets:
Beginning of period	717,632,439	718,218,985	540,026,842	663,905,464

End of Period *	$379,328,326	$717,632,439	$621,093,362	$540,026,842

*Includes undistributed net investment income	$5,197,620	$5,642,174	$1,502,689	$6,383,795

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, open-end management investment company. As of April 30, 2017, the Trust consists of thirty-two active series, two of which are presented in this filing: American Beacon Balanced Fund and American Beacon Mid-Cap Value Fund (collectively, the “Funds” and each individually a “Fund”). The remaining thirty active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

New Accounting Pronouncements

In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in, and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and its impact, if any, on the Funds’ Financial Statements.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly or through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors.	$100,000
Investor	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors.	$2,500
Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500
A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500
C Class	Retail investors who invest directly through a financial intermediary such as a broker or employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administration service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow

American Beacon FundsSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, which is part of the U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the Net Asset Value (“NAV”). The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Balanced Fund will normally be declared and paid quarterly. Dividends from net investment income of the Mid-Cap Value Fund will normally be declared and be paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may also designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gains in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a controlling ownership of more than 5% of a Fund’s outstanding shares could have a material impact on a Fund. As of April 30, 2017, based on management’s evaluation of the shareholder account base, two accounts have been identified as representing a non-affiliated controlling ownership of approximately 12% of the Balanced Fund’s outstanding shares and one account has been identified as representing a non-affiliated controlling ownership of approximately 21% of the Mid-Cap Value Fund’s outstanding shares.

2.  Transactions with Affiliates

Management Agreement

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide investment advisory, fund management, and administrative services to the Funds. As compensation for performing the duties under the Management Agreement, the Manager receives from the Funds an annualized fee at the following annual rates as a percentage of average daily net assets: 0.35% of the first $15 billion, 0.325% of the next $15 billion, and 0.30% of the next $30 billion. The Manager is one of the investment advisors of the Balanced Fund and receives an annualized fee of 0.15% on the portion of average daily net assets managed by the Manager. The Funds pay the unaffiliated investment advisors hired to direct investment activities of the Funds an annualized investment advisory fee based on a percentage of the Funds’ average daily assets. Management fees paid by the Funds during the period ended April 30, 2017 were as follows:

Fund	Management Fee Rate	Management Fee	Amount Paid to Investment Advisors	Amount Paid to Manager
Balanced	0.50%	$1,722,743	$516,817	$1,205,926
Mid-Cap Value	0.80%	2,393,508	1,345,734	1,047,774

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statements of Operations. During the period ended April 30, 2017, the Manager received securities lending fees of $211 and $988 for the securities lending activities of the Balanced Fund and Mid-Cap Value Fund, respectively.

Distribution Plans

The Funds, except for the Advisor, A, and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Funds for distribution purposes. However, the Plan authorizes the management fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes, 0.50% of the average daily net assets of the Retirement Class, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.10% of the average daily net assets of the Y Class, up to 0.15% of the average net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class. Effective April 1, 2017, the Funds terminated the Service Plan for the Y Class.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional Class of the Funds and has agreed to compensate the intermediaries for providing these services. Effective April 1, 2017, the Funds agreed to compensate the intermediaries for providing services to the Y Class. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to the Trust’s Board of Trustees (the “Board”) approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended April 30, 2017, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Balanced	$13,733
Mid-Cap Value	23,715

As of April 30, 2017, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected on “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Balanced	$8,711
Mid-Cap Value	8,372

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2017, the Manager earned fees on the Funds’ direct and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral in USG Select Fund	Total
Balanced	$18,267	$95	$18,362
Mid-Cap Value	14,915	2,356	17,271

American Beacon FundsSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the period ended April 30, 2017, the Balanced Fund loaned on average $1,988,051 for 15 days at an average interest rate of 1.23% with interest charges earned of $988. This amount is included in “Interest income” on the Statements of Operations. During the period ended April 30, 2017, the Mid-Cap Value Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Classes’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the period ended April 30, 2017, there were no waived fees, expenses reimbursed, or recovered expenses.

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the period ended April 30, 2017, Foreside collected $12,538 and $524 in sales commissions for the Balanced Fund and Mid-Cap Value Fund, respectively, from the sale of Class A Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended April 30, 2017, CDSC fees of $625 were collected for Class A Shares of the Mid-Cap Value Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended April 30, 2017, CDSC fees of $5,658 were collected for Class C Shares of the Balanced Fund.

Trustee Fees and Expenses

As compensation for their service to the Trust, the American Beacon Select Funds and the American Beacon Select Funds Institutional Trust, each Trustee receives an annual retainer of $120,000, plus $5,000 for each Board of Trustee meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a single $5,000 fee each quarter for his attendance at the committee meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trust according to its respective net assets.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

3.  Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Fixed-income securities are considered Level 2 as they are valued using observable inputs.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, and U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, or securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

American Depositary Receipts (“ADRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Fixed-Income Investments

The Balanced Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security.

Foreign Securities

The Funds may invest in U.S. dollar-denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable CDs, bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations.

Illiquid and Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding as of April 30, 2017 are disclosed in the Notes to the Schedules of Investments.

Mortgage-Related and Other Asset-Backed Securities

The Balanced Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages,

American Beacon FundsSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or the sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear a Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Publicly Traded Partnerships; Master Limited Partnerships

The Funds may invest in publicly traded partnerships such as master limited partnerships (“MLPs”). MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the over-the-counter (“OTC”) market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. (An MLP also may be an entity similar to a limited partnership, such as a limited liability company, which has a manager or managing member and non-managing members (who are like limited partners)). The general partner or partners are jointly and severally responsible for the liabilities of the MLP. A Fund invests as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended April 30, 2017, the Funds entered into future contracts primarily for exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2017
Balanced	250
Mid-Cap Value	149

American Beacon FundsSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statements of Assets and Liabilities as of April 30, 2017:
Balanced Fund

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	-	-	-	-	$119,652	$119,652
Mid-Cap Value Fund

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	-	-	-	-	$324,066	$324,066

The effect of financial derivative instruments on the Statements of Operations for the period ended April 30, 2017:
Balanced Fund

	Derivatives not accounted for as hedging instruments

Realized gain (loss) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Net realized gain (loss) from futures contracts	-	-	-	-	$3,215,798	$3,215,798

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Change in unrealized appreciation (depreciation) from futures contracts	-	-	-	-	$390,877	$390,877
Mid-Cap Value Fund

Realized gain (loss) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Net realized gain (loss) from futures contracts	-	-	-	-	$3,029,776	$3,029,776

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Change in unrealized appreciation (depreciation) from futures contracts	-	-	-	-	$805,149	$805,149

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Allocation Risk

The sub-advisor’s judgments about, and allocations among, asset classes and market exposures may adversely affect the Funds’ performance. This risk may be increased by the use of derivatives to increase allocations to various market exposures.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, credit risk, extension risk, interest rate risk and prepayment risk. A decline in the credit quality of the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Fund.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a futures contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely.

Cybersecurity and Operational Risk

The Funds and its service providers, and shareholders’ ability to transact with the Funds, may be negatively impacted due to operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. It is not possible for the Fund’s service providers to identify all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Cybersecurity incidents could also affect issuers of securities in which the Funds invest, leading to significant loss of value.

Equity Investments Risk

Equity securities are subject to investment and market risk. The Funds’ investments in equity securities may include common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risks.

Common Stock - The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Depositary Receipts - Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt or foreign stock, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

REITs - Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of net income and gains under the

American Beacon FundsSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. REITs typically incur fees that are separate from those incurred by the Fund. Accordingly, the Fund’s investment in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. The value of REIT common stock may decline when interest rates rise.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, and (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose a Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Interest Rate Risk

The Balanced Fund is subject to the risk that the market value of fixed-income securities it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction as movements in interest rates. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. The prices of fixed income securities are also affected by their duration. Fixed-income securities with longer duration generally have greater sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well.

Investment Risk

An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of a Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

Issuer Risk

The value of, and/or the return generated by, a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Liquidity Risk

The Balanced Fund is susceptible to the risk that certain investments held by the Fund, such as certain fixed-income instruments, may have limited marketability or be subject to restrictions on sale, and may be difficult or impossible to purchase or sell at favorable times or prices. The Fund could lose money if it is unable to

American Beacon FundsSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, the Fund may be forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds. To the extent that the Funds invests in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those funds.

Prepayment and Extension Risk

Prepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond’s maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment and a Fund may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in price.

Securities Lending Risk

To the extent the Funds lend its securities, it may be subject to the following risks; i) borrowers of the Funds’ securities typically provide collateral in the form of cash that is reinvested in securities, ii) the securities in

American Beacon FundsSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Funds’ ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by a Fund that are issued by government sponsored enterprises, such as the Federal National Mortgage Association (‘‘Fannie Mae’‘), Federal Home Loan Mortgage Corporation (‘‘Freddie Mac’‘), Federal Home Loan Bank (‘‘FHLB’‘), Federal Farm Credit Banks (“FFCB”), and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations. Government securities and securities of government sponsored entities are also subject to credit risk, interest rate risk and market risk.

Value Stocks Risk

Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may decline. The Funds’ investments in value stocks seek to limit potential downside price risk over time, however, value stock prices may still decline substantially. In addition, the Fund may produce more modest gains as a trade-off for this potentially lower risk. A Funds investment in value stocks could cause the Fund to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provides for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2017.

Balanced Fund

Offsetting of Financial and Derivative Assets and Liabilities as of April 30, 2017:
	Assets	Liabilities
Futures Contracts	$119,652	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$119,652	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(119,652)	$-

Total derivative assets and liabilities subject to an MNA	$-	$-

American Beacon FundsSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

	Remaining Contractual Maturity of the Agreements As of April 30, 2017

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$873,145	$-	$-	$-		$873,145

Total Borrowings	$873,145	$-	$-	$-		$873,145

Gross amount of recognized liabilities for securities lending transactions					$873,145

Mid-Cap Value Fund

Offsetting of Financial and Derivative Assets and Liabilities as of April 30, 2017:
	Assets	Liabilities
Futures Contracts	$324,066	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$324,066	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(324,066)	$-

Total derivative assets and liabilities subject to an MNA	$-	$-

	Remaining Contractual Maturity of the Agreements As of April 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$6,561,988	$-	$-	$-		$6,561,988

Total Borrowings	$6,561,988	$-	$-	$-		$6,561,988

Gross amount of recognized liabilities for securities lending transactions					$6,561,988

7.  Federal Income and Excise Taxes

It is the policy of each fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2016, remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	Balanced Fund		Mid-Cap Value Fund
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Six Months Ended April 30, 2017	Year Ended October 31, 2016
	(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$3,140,967	$8,264,594	$3,184,300	$5,546,242
Y Class	739,019	405,490	1,054,082	1,490,422
Investors Class	1,734,032	1,969,152	3,122,003	5,830,974
Advisor Class	119,462	133,099	63,730	110,271
A Class	309,665	377,279	224,784	278,524
C Class	354,843	334,834	30,824	76,687
Long-term capital gains
Institutional Class	-	21,375,622	-	9,918,865
Y Class	-	1,575,829	-	2,719,017
Investors Class	-	7,756,202	-	11,678,403
Advisor Class	-	605,990	-	276,050
A Class	-	1,370,814	-	639,255
C Class	-	2,334,178	-	257,621

Total distributions paid	$6,397,988	$46,503,083	$7,679,723	$38,822,331

*For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2017 the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation (depreciation)
Balanced	$332,712,014	$56,826,266	$(10,375,598)	$46,450,668
Mid-Cap Value	546,265,541	106,224,782	(22,292,096)	83,932,686

Fund	Net unrealized appreciation (depreciation)	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Other temporary differences	Distributable earnings
Balanced	$46,450,668	$7,864,884	$37,793,895	$(119,652)	$119,652	$92,109,447
Mid-Cap Value	83,932,686	1,321,472	-	(4,291,357)	323,891	81,286,692

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains (losses) on certain derivative instruments, reclassifications of income from real estate investment securities and publicly traded partnerships, and book amortization of premiums.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

Accordingly, the following amounts represent current year permanent differences derived from book amortization of premium, foreign currency reclasses, paydown reclasses, Section 732 basis adjustments, reclassifications of income from real estate investment securities and publicly traded partnerships, and reclassifications of dividends as of April 30, 2017:

Fund	Paid-in-capital	Undistributed (overdistribution of) net investment income	Accumulated net realized gain (loss)	Net unrealized appreciation (depreciation)
Balanced	$228	$541,840	$(542,066)	$(2)
Mid-Cap Value	3,470	(143,390)	139,920	-

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. During the period ended April 30, 2017, Mid-Cap Value Fund had $3,967,291 short-term post RIC MOD capital loss carryforwards.

During the period ended April 30, 2017 the Funds utilized the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Balanced	$2,065,884	$4,189,544
Mid-Cap Value	4,037,982	11,290,330

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2017 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Balanced	$82,410,736	$17,727,205	$(90,322,389)	$(10,041,513)
Mid-Cap Value	79,265,893	-	(83,507,386)	-

A summary of the Funds’ transactions in the USG Select Fund for the period ended April 30, 2017 are as follows:

Fund	Type of Transaction	October 31, 2016 Shares/Fair Value	Purchases	Sales	April 30, 2017 Shares/Fair Value	Dividend Income
Balanced	Direct	32,057,781	$123,677,544	$136,705,789	$19,029,536	$85,299
Balanced	Securities Lending	-	4,240,721	3,345,346	895,375	n/a
Mid-Cap Value	Direct	25,957,274	105,165,208	97,256,904	33,865,578	72,329
Mid-Cap Value	Securities Lending	4,103,281	63,525,623	60,860,375	6,768,529	n/a

9.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value

American Beacon FundsSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2017, the value of outstanding securities on loan and the value of collateral was as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Balanced	$873,145	$895,375	$-	$895,375
Mid-Cap Value	6,561,988	6,768,529	-	6,768,529

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	Institutional Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	576,037	$9,376,977	27,615,173	$413,275,370
Reinvestment of dividends	192,728	3,131,751	2,110,281	29,609,682
Shares redeemed	(27,235,230)	(445,428,685)	(26,882,903)	(378,720,594)

Net (decrease) in shares outstanding	(26,466,465)	$(432,919,957)	2,842,551	$64,164,458

	Y Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	2,876,820	$46,789,023	1,011,636	$15,071,547
Reinvestment of dividends	36,660	601,238	126,508	1,861,848
Shares redeemed	(523,311)	(8,545,098)	(1,725,794)	(25,396,659)

Net (decrease) in shares outstanding	2,390,169	$38,845,163	(587,650)	$(8,463,264)

	Investor Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	1,352,404	$19,732,547	1,350,859	$18,123,424
Reinvestment of dividends	115,889	1,695,912	720,937	9,524,234
Shares redeemed	(1,234,475)	(17,979,791)	(3,685,502)	(49,146,541)

Net (decrease) in shares outstanding	233,818	$3,448,668	(1,613,706)	$(21,498,883)

	Advisor Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	65,669	$1,012,638	133,774	$1,850,033
Reinvestment of dividends	7,734	119,462	53,093	739,089
Shares redeemed	(99,098)	(1,526,852)	(352,921)	(4,929,490)

Net (decrease) in shares outstanding	(25,695)	$(394,752)	(166,054)	$(2,340,368)

	A Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	268,192	$3,919,416	482,815	$6,411,237
Reinvestment of dividends	19,332	282,448	125,899	1,660,888
Shares redeemed	(386,041)	(5,587,943)	(826,982)	(11,295,620)

Net (decrease) in shares outstanding	(98,517)	$(1,386,079)	(218,268)	$(3,223,495)

	C Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	334,547	$4,942,731	513,284	$6,943,323
Reinvestment of dividends	22,306	329,611	186,044	2,476,409
Shares redeemed	(359,038)	(5,268,802)	(909,921)	(12,252,401)

Net (decrease) in shares outstanding	(2,185)	$3,540	(210,593)	$(2,832,669)

American Beacon FundsSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

	Institutional Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	2,938,782	$45,893,175	4,825,944	$64,259,175
Reinvestment of dividends	200,907	3,102,004	1,149,977	15,064,696
Shares redeemed	(2,679,014)	(41,725,820)	(9,719,197)	(132,906,070)

Net (decrease) in shares outstanding	460,675	$7,269,359	(3,743,276)	$(53,582,199)

	Y Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	735,498	$11,409,498	1,694,856	$21,909,728
Reinvestment of dividends	68,733	1,052,987	323,352	4,203,575
Shares redeemed	(525,544)	(8,168,915)	(1,882,894)	(24,911,078)

Net (decrease) in shares outstanding	278,687	$4,293,570	135,314	$1,202,225

	Investor Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,737,381	$27,472,072	3,990,292	$53,655,559
Reinvestment of dividends	199,673	3,114,890	1,320,670	17,472,465
Shares redeemed	(2,346,930)	(36,742,771)	(8,788,846)	(117,484,842)

Net (decrease) in shares outstanding	(409,876)	$(6,155,809)	(3,477,884)	$(46,356,818)

	Advisor Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	32,441	$502,713	152,769	$1,990,312
Reinvestment of dividends	4,212	63,730	30,087	386,321
Shares redeemed	(123,439)	(1,837,210)	(167,622)	(2,196,069)

Net (decrease) in shares outstanding	(86,786)	$(1,270,767)	15,234	$180,564

	A Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	206,812	$3,207,098	798,185	$9,613,064
Reinvestment of dividends	14,503	219,286	69,638	893,451
Shares redeemed	(335,991)	(5,123,318)	(595,507)	(7,792,695)

Net (decrease) in shares outstanding	(114,676)	$(1,696,934)	272,316	$2,713,820

	C Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	34,390	$514,710	78,375	$1,022,759
Reinvestment of dividends	2,030	29,866	26,027	325,334
Shares redeemed	(39,379)	(575,288)	(99,482)	(1,268,556)

Net (decrease) in shares outstanding	(2,959)	$(30,712)	4,920	$79,537

	AMR Class
	Six Months Ended April 30, 2017		Year Ended October 31, 2016
American Beacon Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	936	$13,774
Shares redeemed	-	-	(85,963)	(1,270,532)

Net (decrease) in shares outstanding	-	$-	(85,027)	$(1,256,758)

American Beacon FundsSM

Notes to Financial Statements

April 30, 2017 (Unaudited)

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional ClassA
	Six Months Ended April 30,		Year Ended October 31,

	2017		2016	2015	2014	2013	2012

	(unaudited)
Net asset value, beginning of period	$15.26		$15.79	$16.79	$16.31	$14.27	$12.89

Income from investment operations:
Net investment income	0.20		0.27	0.32	0.38	0.30	0.32
Net gains (losses) on investments (both realized and unrealized)	1.21		0.20	(0.32)	1.35	2.35	1.38

Total income (loss) from investment operations	1.41		0.47	-	1.73	2.65	1.70

Less distributions:
Dividends from net investment income	(0.20)		(0.25)	(0.22)	(0.42)	(0.30)	(0.32)
Distributions from net realized gains	-		(0.75)	(0.78)	(0.83)	(0.31)	-

Total distributions	(0.20)		(1.00)	(1.00)	(1.25)	(0.61)	(0.32)

Net asset value, end of period	$16.47		$15.26	$15.79	$16.79	$16.31	$14.27

Total returnD	9.29	%B	3.30%	(0.07)%	11.15%	19.04%	13.23%

Ratios and supplemental data:
Net assets, end of period	$87,670,844		$485,231,068	$99,173,943	$74,422,347	$60,916,035	$40,938,021
Ratios to average net assets:
Expenses, before reimbursements	0.56	%C	0.62%	0.58%	0.58%	0.60%	0.59%
Expenses, net of reimbursements	0.56	%C	0.62%	0.58%	0.58%	0.60%	0.59%
Net investment income, before expense reimbursements	1.77	%C	1.90%	1.83%	2.24%	1.86%	2.27%
Net investment income, net of reimbursements	1.77	%C	1.90%	1.83%	2.24%	1.86%	2.27%
Portfolio turnover rate	18	%B	16%	62%	34%	56%	58%

A	On May 31, 2016, the AMR Class closed and the assets were merged into the Institutional Class.
B	Not annualized.
C	Annualized.
D	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,

	2017		2016	2015	2014	2013	2012

	(unaudited)
Net asset value, beginning of period	$15.30		$15.84	$16.83	$16.37	$14.32	$12.93

Income from investment operations:
Net investment income	0.09		0.30	0.30	0.40	0.39	0.17
Net gains (losses) on investments (both realized and unrealized)	1.36		0.13	(0.30)	1.31	2.26	1.51

Total income (loss) from investment operations	1.45		0.43	-	1.71	2.65	1.68

Less distributions:
Dividends from net investment income	(0.20)		(0.22)	(0.21)	(0.42)	(0.29)	(0.29)
Distributions from net realized gains	-		(0.75)	(0.78)	(0.83)	(0.31)	-

Total distributions	(0.20)		(0.97)	(0.99)	(1.25)	(0.60)	(0.29)

Net asset value, end of period	$16.55		$15.30	$15.84	$16.83	$16.37	$14.32

Total returnA	9.49	%B	3.06%	(0.07)%	10.98%	18.97%	13.04%

Ratios and supplemental data:
Net assets, end of period	$70,746,028		$28,843,268	$39,151,318	$36,113,608	$7,262,894	$2,482,039
Ratios to average net assets:
Expenses, before reimbursements	0.67	%C	0.72%	0.66%	0.67%	0.68%	0.69%
Expenses, net of reimbursements	0.67	%C	0.72%	0.66%	0.68%	0.70%	0.69%
Net investment income, before expense reimbursements	1.53	%C	1.95%	1.75%	2.01%	1.71%	2.08%
Net investment income, net of reimbursements	1.53	%C	1.95%	1.75%	2.01%	1.69%	2.08%
Portfolio turnover rate	18	%B	16%	62%	34%	56%	58%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,

	2017		2016	2015	2014	2013	2012

	(unaudited)
Net asset value, beginning of period	$13.71		$14.30	$15.31	$14.98	$13.16	$11.93

Income from investment operations:
Net investment income	0.11		0.18	0.22	0.42	0.26	0.23
Net gains (losses) on investments (both realized and unrealized)	1.13		0.18	(0.26)	1.11	2.13	1.30

Total income (loss) from investment operations	1.24		0.36	(0.04)	1.53	2.39	1.53

Less distributions:
Dividends from net investment income	(0.18)		(0.20)	(0.19)	(0.37)	(0.26)	(0.30)
Distributions from net realized gains	-		(0.75)	(0.78)	(0.83)	(0.31)	-

Total distributions	(0.18)		(0.95)	(0.97)	(1.20)	(0.57)	(0.30)

Net asset value, end of period	$14.77		$13.71	$14.30	$15.31	$14.98	$13.16

Total returnA	9.08	%B	2.85%	(0.35)%	10.75%	18.65%	12.86%

Ratios and supplemental data:
Net assets, end of period	$140,550,448		$127,235,433	$155,757,561	$165,808,020	$109,336,889	$89,271,812
Ratios to average net assets:
Expenses, before reimbursements	0.88	%C	0.95%	0.91%	0.92%	0.92%	0.92%
Expenses, net of reimbursements	0.88	%C	0.95%	0.91%	0.92%	0.92%	0.92%
Net investment income, before expense reimbursements	1.38	%C	1.72%	1.51%	1.84%	1.62%	1.95%
Net investment income, net of reimbursements	1.38	%C	1.72%	1.51%	1.84%	1.62%	1.95%
Portfolio turnover rate	18	%B	16%	62%	34%	56%	58%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30,		Year Ended October 31,

	2017		2016	2015	2014	2013	2012

	(unaudited)
Net asset value, beginning of period	$14.46		$15.02	$16.04	$15.65	$13.73	$12.36

Income from investment operations:
Net investment income (loss)	0.13		0.24	0.22	0.18	(0.12)	0.42
Net gains (losses) on investments (both realized and unrealized)	1.17		0.12	(0.29)	1.39	2.60	1.14

Total income (loss) from investment operations	1.30		0.36	(0.07)	1.57	2.48	1.56

Less distributions:
Dividends from net investment income	(0.17)		(0.17)	(0.17)	(0.35)	(0.25)	(0.19)
Distributions from net realized gains	-		(0.75)	(0.78)	(0.83)	(0.31)	-

Total distributions	(0.17)		(0.92)	(0.95)	(1.18)	(0.56)	(0.19)

Net asset value, end of period	$15.59		$14.46	$15.02	$16.04	$15.65	$13.73

Total returnA	8.99	%B	2.71%	(0.58)%	10.58%	18.52%	12.62%

Ratios and supplemental data:
Net assets, end of period	$11,032,043		$10,603,004	$13,510,138	$14,705,747	$6,352,890	$2,506,831
Ratios to average net assets:
Expenses, before reimbursements	1.07	%C	1.12%	1.06%	1.07%	1.07%	1.09%
Expenses, net of reimbursements	1.07	%C	1.12%	1.06%	1.07%	1.07%	1.09%
Net investment income, before expense reimbursements	1.20	%C	1.55%	1.35%	1.75%	1.32%	1.82%
Net investment income, net of reimbursements	1.20	%C	1.55%	1.35%	1.75%	1.32%	1.82%
Portfolio turnover rate	18	%B	16%	62%	34%	56%	58%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,

	2017		2016	2015	2014	2013	2012

	(unaudited)
Net asset value, beginning of period	$13.69		$14.27	$15.29	$14.97	$13.16	$12.06

Income from investment operations:
Net investment income	0.09		0.21	0.23	0.33	0.22	0.33
Net gains (losses) on investments (both realized and unrealized)	1.15		0.15	(0.29)	1.18	2.14	1.17

Total income (loss) from investment operations	1.24		0.36	(0.06)	1.51	2.36	1.50

Less distributions:
Dividends from net investment income	(0.18)		(0.19)	(0.18)	(0.36)	(0.24)	(0.40)
Distributions from net realized gains	-		(0.75)	(0.78)	(0.83)	(0.31)	-

Total distributions	(0.18)		(0.94)	(0.96)	(1.19)	(0.55)	(0.40)

Net asset value, end of period	$14.75		$13.69	$14.27	$15.29	$14.97	$13.16

Total returnA	9.05	%B	2.84%	(0.48)%	10.67%	18.45%	12.65%

Ratios and supplemental data:
Net assets, end of period	$25,367,602		$24,892,096	$29,074,120	$25,578,944	$6,284,539	$3,126,922
Ratios to average net assets:
Expenses, before reimbursements	0.97	%C	1.02%	0.97%	1.02%	1.10%	1.13%
Expenses, net of reimbursements	0.97	%C	1.02%	0.97%	1.04%	1.10%	1.09%
Net investment income, before expense reimbursements	1.30	%C	1.64%	1.44%	1.68%	1.31%	1.62%
Net investment income, net of reimbursements	1.30	%C	1.64%	1.44%	1.67%	1.30%	1.66%
Portfolio turnover rate	18	%B	16%	62%	34%	56%	58%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,

	2017		2016	2015	2014	2013	2012

	(unaudited)
Net asset value, beginning of period	$13.83		$14.43	$15.47	$15.13	$13.33	$12.13

Income from investment operations:
Net investment income	0.04		0.12	0.14	0.21	0.17	0.15
Net gains (losses) on investments (both realized and unrealized)	1.15		0.13	(0.29)	1.20	2.11	1.29

Total income (loss) from investment operations	1.19		0.25	(0.15)	1.41	2.28	1.44

Less distributions:
Dividends from net investment income	(0.12)		(0.10)	(0.11)	(0.24)	(0.17)	(0.24)
Distributions from net realized gains	-		(0.75)	(0.78)	(0.83)	(0.31)	-

Total distributions	(0.12)		(0.85)	(0.89)	(1.07)	(0.48)	(0.24)

Net asset value, end of period	$14.90		$13.83	$14.43	$15.47	$15.13	$13.33

Total returnA	8.63	%B	2.03%	(1.14)%	9.80%	17.50%	11.86%

Ratios and supplemental data:
Net assets, end of period	$43,961,361		$40,827,570	$45,641,648	$32,045,404	$11,573,900	$3,578,962
Ratios to average net assets:
Expenses, before reimbursements	1.72	%C	1.77%	1.72%	1.78%	1.84%	1.85%
Expenses, net of reimbursements	1.72	%C	1.77%	1.72%	1.79%	1.85%	1.83%
Net investment income, before expense reimbursements	0.55	%C	0.89%	0.69%	0.94%	0.51%	0.88%
Net investment income, net of reimbursements	0.55	%C	0.89%	0.69%	0.93%	0.50%	0.90%
Portfolio turnover rate	18	%B	16%	62%	34%	56%	58%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30,		Year Ended October 31,

	2017		2016	2015D		2014		2013		2012

	(unaudited)
Net asset value, beginning of period	$14.03		$14.62	$14.76		$14.33		$10.95		$9.73

Income from investment operations:
Net investment income	0.08		0.26	0.16		0.12		0.13		0.14
Net gains on investments (both realized and unrealized)	2.18		0.03	0.25		1.27		3.93		1.21

Total income (loss) from investment operations	2.26		0.29	0.41		1.39		4.06		1.35

Less distributions:
Dividends from net investment income	(0.22)		(0.17)	(0.10)		(0.11)		(0.20)		(0.13)
Distributions from net realized gains	-		(0.71)	(0.45)		(0.85)		(0.48)		-

Total distributions	(0.22)		(0.88)	(0.55)		(0.96)		(0.68)		(0.13)

Redemption fees added to beneficial interests	-		-	-	E	-	E	-	E	-	E

Net asset value, end of period	$16.07		$14.03	$14.62		$14.76		$14.33		$10.95

Total returnA	16.18	%B	2.39%	2.73%		10.20%		39.18%		14.07%

Ratios and supplemental data:
Net assets, end of period	$231,332,655		$195,472,135	$258,503,278		$193,634,639		$72,206,907		$34,207,844
Ratios to average net assets:
Expenses, before reimbursements	0.88	%C	0.89%	0.85%		0.89%		0.99%		1.06%
Expenses, net of reimbursements	0.88	%C	0.89%	0.85%		0.93%		0.98%		0.98%
Net investment income, before expense reimbursements	1.12	%C	1.65%	1.10%		0.92%		1.05%		1.17%
Net investment income, net of reimbursements	1.12	%C	1.65%	1.10%		0.88%		1.06%		1.25%
Portfolio turnover rate	14	%B	27%	79%		24%		48%		87%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
E	Amount represents less than $0.01 per share.

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,

	2017		2016	2015D		2014		2013		2012

	(unaudited)
Net asset value, beginning of period	$13.92		$14.52	$14.66		$14.25		$10.92		$9.72

Income from investment operations:
Net investment income	0.08		0.23	0.15		0.18		0.17		0.13
Net gains on investments (both realized and unrealized)	2.16		0.05	0.26		1.19		3.86		1.21

Total income (loss) from investment operations	2.24		0.28	0.41		1.37		4.03		1.34

Less distributions:
Dividends from net investment income	(0.21)		(0.17)	(0.10)		(0.11)		(0.22)		(0.14)
Distributions from net realized gains	-		(0.71)	(0.45)		(0.85)		(0.48)		-

Total distributions	(0.21)		(0.88)	(0.55)		(0.96)		(0.70)		(0.14)

Redemption fees added to beneficial interests	-		-	–	E	–	E	–	E	–	E

Net asset value, end of period	$15.95		$13.92	$14.52		$14.66		$14.25		$10.92

Total returnA	16.15	%B	2.29%	2.76%		10.15%		38.99%		13.97%

Ratios and supplemental data:
Net assets, end of period	$83,498,634		$68,994,531	$70,009,288		$31,074,584		$2,813,712		$516,032
Ratios to average net assets:
Expenses, before reimbursements	0.96	%C	0.96%	0.94%		0.98%		1.11%		1.28%
Expenses, net of reimbursements	0.96	%C	0.96%	0.94%		0.98%		1.08%		1.06%
Net investment income, before expense reimbursements	1.03	%C	1.59%	1.02%		0.80%		0.79%		0.82%
Net investment income, net of reimbursements	1.03	%C	1.59%	1.02%		0.80%		0.82%		1.03%
Portfolio turnover rate	14	%B	27%	79%		24%		48%		87%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
E	Amount represents less than $0.01 per share.

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,

	2017		2016	2015D		2014		2013		2012

	(unaudited)
Net asset value, beginning of period	$14.14		$14.73	$14.89		$14.47		$10.98		$9.71

Income from investment operations:
Net investment income	0.07		0.21	0.13		0.16		0.23		0.34
Net gains on investments (both realized and unrealized)	2.20		0.05	0.25		1.21		3.83		1.00

Total income (loss) from investment operations	2.27		0.26	0.38		1.37		4.06		1.34

Less distributions:
Dividends from net investment income	(0.19)		(0.14)	(0.09)		(0.10)		(0.09)		(0.07)
Distributions from net realized gains	-		(0.71)	(0.45)		(0.85)		(0.48)		-

Total distributions	(0.19)		(0.85)	(0.54)		(0.95)		(0.57)		(0.07)

Redemption fees added to beneficial interests	-		-	-	E	-	E	-	E	-	E

Net asset value, end of period	$16.22		$14.14	$14.73		$14.89		$14.47		$10.98

Total returnA	16.07	%B	2.12%	2.52%		9.99%		38.69%		13.84%

Ratios and supplemental data:
Net assets, end of period	$272,581,324		$243,421,035	$304,799,582		$246,404,670		$17,871,568		$4,156,858
Ratios to average net assets:
Expenses, before reimbursements	1.09	%C	1.12%	1.09%		1.13%		1.25%		1.44%
Expenses, net of reimbursements	1.09	%C	1.12%	1.09%		1.14%		1.23%		1.23%
Net investment income, before expense reimbursements	0.91	%C	1.44%	0.87%		0.61%		0.68%		0.75%
Net investment income, net of reimbursements	0.91	%C	1.44%	0.87%		0.60%		0.70%		0.96%
Portfolio turnover rate	14	%B	27%	79%		24%		48%		87%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
E	Amount represents less than $0.01 per share.

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30,		Year Ended October 31,

	2017		2016	2015D		2014		2013		2012

	(unaudited)
Net asset value, beginning of period	$13.69		$14.27	$14.46		$14.07		$10.81		$9.56

Income from investment operations:
Net investment income	0.13		0.16	0.08		0.11		0.11		0.05
Net gains on investments (both realized and unrealized)	2.04		0.05	0.25		1.17		3.83		1.23

Total income (loss) from investment operations	2.17		0.21	0.33		1.28		3.94		1.28

Less distributions:
Dividends from net investment income	(0.14)		(0.08)	(0.07)		(0.04)		(0.20)		(0.03)
Distributions from net realized gains	-		(0.71)	(0.45)		(0.85)		(0.48)		-

Total distributions	(0.14)		(0.79)	(0.52)		(0.89)		(0.68)		(0.03)

Redemption fees added to beneficial interests	-		-	-	E	-	E	-	E	-	E

Net asset value, end of period	$15.72		$13.69	$14.27		$14.46		$14.07		$10.81

Total returnA	15.92	%B	1.82%	2.25%		9.58%		38.43%		13.44%

Ratios and supplemental data:
Net assets, end of period	$6,238,772		$6,622,356	$6,684,131		$7,149,083		$727,587		$464,851
Ratios to average net assets:
Expenses, before reimbursements	1.39	%C	1.40%	1.37%		1.40%		1.61%		1.99%
Expenses, net of reimbursements	1.39	%C	1.40%	1.37%		1.46%		1.49%		1.48%
Net investment income, before expense reimbursements	0.61	%C	1.16%	0.58%		0.35%		0.46%		0.10%
Net investment income, net of reimbursements	0.61	%C	1.16%	0.58%		0.30%		0.58%		0.61%
Portfolio turnover rate	14	%B	27%	79%		24%		48%		87%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
E	Amount represents less than $0.01 per share.

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,

	2017		2016	2015D		2014		2013		2012

	(unaudited)
Net asset value, beginning of period	$13.70		$14.28	$14.43		$14.09		$10.82		$9.61

Income from investment operations:
Net investment income	0.06		0.18	0.11		0.13		0.14		0.09
Net gains on investments (both realized and unrealized)	2.12		0.05	0.25		1.16		3.80		1.20

Total income (loss) from investment operations	2.18		0.23	0.36		1.29		3.94		1.29

Less distributions:
Dividends from net investment income	(0.17)		(0.10)	(0.06)		(0.10)		(0.19)		(0.08)
Distributions from net realized gains	-		(0.71)	(0.45)		(0.85)		(0.48)		-

Total distributions	(0.17)		(0.81)	(0.51)		(0.95)		(0.67)		(0.08)

Redemption fees added to beneficial interests	-		-	-	E	-	E	-	E	-	E

Net asset value, end of period	$15.71		$13.70	$14.28		$14.43		$14.09		$10.82

Total returnA	15.93	%B	1.98%	2.35%		9.68%		38.39%		13.56%

Ratios and supplemental data:
Net assets, end of period	$20,552,613		$19,486,655	$16,422,504		$18,345,497		$1,666,696		$263,939
Ratios to average net assets:
Expenses, before reimbursements	1.27	%C	1.26%	1.25%		1.33%		1.48%		1.61%
Expenses, net of reimbursements	1.27	%C	1.26%	1.25%		1.33%		1.49%		1.49%
Net investment income, before expense reimbursements	0.74	%C	1.30%	0.71%		0.42%		0.44%		0.56%
Net investment income, net of reimbursements	0.74	%C	1.30%	0.71%		0.42%		0.43%		0.68%
Portfolio turnover rate	14	%B	27%	79%		24%		48%		87%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
E	Amount represents less than $0.01 per share.

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,

	2017		2016	2015D		2014		2013		2012

	(unaudited)
Net asset value, beginning of period	$13.26		$13.87	$14.08		$13.81		$10.70		$9.56

Income from investment operations:
Net investment income	-		0.07	0.01		0.08		0.11		0.06
Net gains on investments (both realized and unrealized)	2.06		0.06	0.23		1.09		3.67		1.15

Total income (loss) from investment operations	2.06		0.13	0.24		1.17		3.78		1.21

Less distributions:
Dividends from net investment income	(0.07)		(0.03)	-		(0.05)		(0.19)		(0.07)
Distributions from net realized gains	-		(0.71)	(0.45)		(0.85)		(0.48)		-

Total distributions	(0.07)		(0.74)	(0.45)		(0.90)		(0.67)		(0.07)

Redemption fees added to beneficial interests	-		-	-	E	-	E	-	E	-	E

Net asset value, end of period	$15.25		$13.26	$13.87		$14.08		$13.81		$10.70

Total returnA	15.54	%B	1.19%	1.57%		8.88%		37.32%		12.75%

Ratios and supplemental data:
Net assets, end of period	$6,889,364		$6,030,130	$6,238,827		$5,104,394		$904,692		$253,849
Ratios to average net assets:
Expenses, before reimbursements	2.03	%C	2.04%	2.01%		2.12%		2.25%		2.46%
Expenses, net of reimbursements	2.03	%C	2.04%	2.01%		2.13%		2.24%		2.22%
Net investment income (loss), before expense reimbursements	(0.03	)%C	0.53%	(0.05)%		(0.33)%		(0.27)%		(0.40)%
Net investment income (loss), net of reimbursements	(0.03	)%C	0.53%	(0.05)%		(0.34)%		(0.26)%		(0.15)%
Portfolio turnover rate	14	%B	27%	79%		24%		48%		87%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
E	Amount represents less than $0.01 per share.

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Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the American Beacon Balanced Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month. A complete schedule of the American Beacon Mid-Cap Value Fund’s portfolio holdings is also available on the website approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLC Dallas, TX	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Balanced Fund, and American Beacon Mid-Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 4/17

ITEM 2. CODE OF ETHICS.

The Trust adopted a code of ethics that applies to its principal executive and financial officers (the “Code”). The Trust amended its code March 24, 2017 to disclose the addition of the Institutional Funds Trust, disclose a change in the Principal Financial Officer and disclosure of conflicts due to Principal Officers serving in positions with affiliates, which also serve as sub-advisors. The Trust did not grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds

Date: July 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds

Date: July 10, 2017

By	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer
American Beacon Funds

Date: July 10, 2017